Schwab Capital Trust
Schwab Fundamental U.S. Large Company Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.8%
Adient PLC *	154,302	3,308,235
Aptiv PLC *	9,936	682,007
BorgWarner, Inc.	182,716	6,723,949
Dana, Inc.	189,022	3,009,230
Ford Motor Co.	4,126,929	45,685,104
General Motors Co.	1,237,330	65,999,182
Gentex Corp.	104,438	2,759,252
Goodyear Tire & Rubber Co. *	497,731	5,116,675
Harley-Davidson, Inc.	80,455	1,957,470
Lear Corp.	71,716	6,762,102
Tesla, Inc. *	90,754	27,976,735
Thor Industries, Inc.	49,738	4,525,661
		174,505,602

Banks 6.5%
Bank of America Corp.	2,241,047	105,934,292
Citigroup, Inc.	1,146,031	107,383,105
Citizens Financial Group, Inc.	180,311	8,604,441
Comerica, Inc.	72,735	4,914,704
East West Bancorp, Inc.	26,847	2,691,412
Fifth Third Bancorp	207,421	8,622,491
First Citizens BancShares, Inc., Class A	1,242	2,477,492
First Horizon Corp.	134,762	2,939,159
Flagstar Financial, Inc.	179,503	2,026,589
Huntington Bancshares, Inc.	397,625	6,532,979
JPMorgan Chase & Co.	633,784	187,752,172
KeyCorp	418,244	7,494,932
M&T Bank Corp.	36,939	6,970,389
PNC Financial Services Group, Inc.	119,721	22,779,315
Regions Financial Corp.	292,369	7,405,707
Synovus Financial Corp.	39,821	1,881,144
Truist Financial Corp.	458,917	20,059,262
U.S. Bancorp	550,961	24,771,206
Webster Financial Corp.	17,980	1,036,547
Wells Fargo & Co.	1,308,699	105,520,400
Zions Bancorp NA	75,024	4,022,787
		641,820,525

Capital Goods 6.9%
3M Co.	178,258	26,599,659
A.O. Smith Corp.	35,003	2,477,862
Acuity, Inc.	10,176	3,168,298
AECOM	39,160	4,414,898
AGCO Corp.	45,932	5,418,598
Air Lease Corp., Class A	40,211	2,227,689
Allison Transmission Holdings, Inc.	27,110	2,441,798
AMETEK, Inc.	27,907	5,158,609
Atkore, Inc.	15,485	1,192,655
Boeing Co. *	53,274	11,818,304
Boise Cascade Co.	33,180	2,780,816
Builders FirstSource, Inc. *	65,345	8,307,310
Carlisle Cos., Inc.	9,968	3,535,749
Carrier Global Corp.	135,737	9,314,273
SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	102,610	44,945,232
CNH Industrial NV	231,874	3,005,087
Cummins, Inc.	41,619	15,299,977
Curtiss-Wright Corp.	2,911	1,427,030
Deere & Co.	64,319	33,726,954
Donaldson Co., Inc.	28,621	2,059,853
Dover Corp.	29,046	5,261,392
Eaton Corp. PLC	50,359	19,374,114
EMCOR Group, Inc.	8,925	5,600,348
Emerson Electric Co.	121,326	17,654,146
Everus Construction Group, Inc. *	5,190	385,409
Fastenal Co.	173,036	7,982,151
Ferguson Enterprises, Inc.	29,139	6,507,613
Fluor Corp. *	58,412	3,316,049
Fortive Corp.	53,014	2,540,961
Fortune Brands Innovations, Inc.	50,717	2,766,105
Gates Industrial Corp. PLC *	42,732	1,059,754
GE Vernova, Inc.	5,519	3,644,140
Generac Holdings, Inc. *	14,025	2,730,527
General Dynamics Corp.	70,009	21,815,504
General Electric Co.	66,848	18,121,156
Graco, Inc.	25,642	2,153,415
Honeywell International, Inc.	156,148	34,719,508
Howmet Aerospace, Inc.	35,158	6,320,354
Hubbell, Inc., Class B	7,694	3,365,971
Huntington Ingalls Industries, Inc.	20,052	5,591,701
IDEX Corp.	13,021	2,129,064
Illinois Tool Works, Inc.	54,348	13,911,458
Ingersoll Rand, Inc.	40,916	3,462,721
ITT, Inc.	16,209	2,754,882
Johnson Controls International PLC	149,394	15,686,370
L3Harris Technologies, Inc.	67,846	18,645,438
Lennox International, Inc.	1,698	1,034,082
Lincoln Electric Holdings, Inc.	11,321	2,756,663
Lockheed Martin Corp.	75,807	31,913,231
Masco Corp.	62,566	4,262,622
MasTec, Inc. *	17,357	3,284,118
Middleby Corp. *	13,788	2,002,018
MSC Industrial Direct Co., Inc., Class A	12,217	1,058,237
Mueller Industries, Inc.	30,482	2,602,248
Nordson Corp.	9,188	1,968,161
Northrop Grumman Corp.	42,012	24,224,539
nVent Electric PLC	30,468	2,389,301
Oshkosh Corp.	33,983	4,299,869
Otis Worldwide Corp.	52,569	4,504,638
Owens Corning	35,918	5,008,047
PACCAR, Inc.	145,656	14,384,987
Parker-Hannifin Corp.	14,751	10,796,257
Pentair PLC	28,211	2,883,164
Quanta Services, Inc.	18,633	7,567,420
Regal Rexnord Corp.	19,728	3,016,017
Resideo Technologies, Inc. *	101,907	2,782,061
Rockwell Automation, Inc.	20,361	7,161,167
RTX Corp.	278,323	43,855,355
Rush Enterprises, Inc., Class A	39,715	2,150,170
Sensata Technologies Holding PLC	85,447	2,628,350
Snap-on, Inc.	14,359	4,611,967
Stanley Black & Decker, Inc.	90,331	6,110,892
Textron, Inc.	69,730	5,422,902
Timken Co.	28,245	2,149,162
Toro Co.	28,223	2,095,558

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TransDigm Group, Inc.	4,302	6,919,595
UFP Industries, Inc.	34,102	3,341,996
United Rentals, Inc.	14,036	12,392,946
Watsco, Inc.	6,359	2,867,146
WESCO International, Inc.	25,060	5,186,418
Westinghouse Air Brake Technologies Corp.	29,620	5,688,521
WillScot Holdings Corp.	32,666	958,747
WW Grainger, Inc.	6,683	6,947,246
Xylem, Inc.	28,786	4,163,031
		674,209,751

Commercial & Professional Services 1.0%
ABM Industries, Inc.	41,982	1,936,630
Amentum Holdings, Inc. *	11,528	287,854
Automatic Data Processing, Inc.	44,415	13,746,443
Booz Allen Hamilton Holding Corp., Class A	23,030	2,471,810
Broadridge Financial Solutions, Inc.	13,514	3,344,850
CACI International, Inc., Class A *	6,220	2,864,745
Cintas Corp.	31,681	7,050,607
Concentrix Corp.	43,068	2,238,244
Copart, Inc. *	51,566	2,337,487
Equifax, Inc.	11,670	2,803,484
Genpact Ltd.	55,852	2,460,281
Jacobs Solutions, Inc.	38,940	5,524,418
KBR, Inc.	35,518	1,660,111
Leidos Holdings, Inc.	37,993	6,065,582
ManpowerGroup, Inc.	92,047	3,796,939
Maximus, Inc.	13,494	996,667
Paychex, Inc.	41,039	5,923,159
Republic Services, Inc., Class A	26,171	6,036,341
Robert Half, Inc.	69,420	2,562,292
Science Applications International Corp.	23,409	2,609,635
SS&C Technologies Holdings, Inc.	47,984	4,101,672
TransUnion	24,956	2,375,562
Veralto Corp.	14,569	1,527,268
Verisk Analytics, Inc., Class A	14,296	3,984,438
Waste Management, Inc.	63,332	14,513,161
		103,219,680

Consumer Discretionary Distribution & Retail 4.6%
Academy Sports & Outdoors, Inc.	55,876	2,837,942
Advance Auto Parts, Inc.	108,309	5,747,959
Amazon.com, Inc. *	729,768	170,845,986
American Eagle Outfitters, Inc.	80,236	866,549
Asbury Automotive Group, Inc. *	12,475	2,770,947
AutoNation, Inc. *	29,551	5,692,705
AutoZone, Inc. *	1,741	6,560,750
Bath & Body Works, Inc.	101,907	2,951,227
Best Buy Co., Inc.	163,074	10,609,594
Burlington Stores, Inc. *	8,237	2,248,372
CarMax, Inc. *	76,743	4,344,421
Dick's Sporting Goods, Inc.	18,837	3,984,214
eBay, Inc.	210,806	19,341,450
Foot Locker, Inc. *(a)	198,625	4,973,570
Gap, Inc.	127,529	2,481,714
Genuine Parts Co.	52,865	6,813,241
Group 1 Automotive, Inc.	10,590	4,364,668
Home Depot, Inc.	183,394	67,399,129
Kohl's Corp. (a)	546,846	5,927,811
Lithia Motors, Inc., Class A	19,058	5,488,704
LKQ Corp.	181,208	5,340,200
Lowe's Cos., Inc.	167,566	37,462,731
Macy's, Inc.	471,829	5,959,200
Murphy USA, Inc.	7,150	2,591,732
ODP Corp. *	117,452	2,095,344
SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	117,073	11,510,617
Penske Automotive Group, Inc.	12,818	2,145,861
Pool Corp.	7,410	2,283,317
QVC Group, Inc. *(b)	147,903	573,864
Ross Stores, Inc.	52,383	7,152,375
Signet Jewelers Ltd.	20,792	1,644,647
TJX Cos., Inc.	164,127	20,438,735
Tractor Supply Co.	105,323	5,998,145
Ulta Beauty, Inc. *	10,914	5,620,819
Williams-Sonoma, Inc.	25,692	4,805,689
		451,874,229

Consumer Durables & Apparel 1.5%
Brunswick Corp.	49,252	2,870,899
Capri Holdings Ltd. *	158,425	2,881,751
Carter's, Inc.	40,623	984,702
Crocs, Inc. *	9,036	901,160
Deckers Outdoor Corp. *	18,547	1,969,135
DR Horton, Inc.	117,322	16,758,274
Hanesbrands, Inc. *	315,010	1,288,391
Hasbro, Inc.	52,352	3,934,776
KB Home	37,757	2,086,452
Leggett & Platt, Inc.	218,810	2,089,635
Lennar Corp., Class A	117,618	13,194,387
M/I Homes, Inc. *	8,490	1,020,413
Mattel, Inc. *	54,608	928,882
Meritage Homes Corp.	41,862	2,818,987
Mohawk Industries, Inc. *	39,964	4,576,278
Newell Brands, Inc.	549,055	3,080,199
NIKE, Inc., Class B	358,896	26,805,942
NVR, Inc. *	906	6,839,838
Polaris, Inc.	56,794	3,004,971
PulteGroup, Inc.	89,328	10,086,918
PVH Corp.	52,310	3,840,600
Ralph Lauren Corp., Class A	10,577	3,159,879
Skechers USA, Inc., Class A *	42,220	2,670,415
Somnigroup International, Inc.	34,174	2,473,514
Tapestry, Inc.	74,583	8,057,201
Taylor Morrison Home Corp., Class A *	59,323	3,516,667
Toll Brothers, Inc.	35,460	4,197,046
TopBuild Corp. *	3,565	1,320,583
Tri Pointe Homes, Inc. *	68,555	2,111,494
VF Corp.	287,629	3,371,012
Whirlpool Corp.	72,000	5,978,880
		148,819,281

Consumer Services 1.5%
ADT, Inc.	139,949	1,168,574
Aramark	70,446	2,998,182
Booking Holdings, Inc.	3,743	20,601,697
Caesars Entertainment, Inc. *	87,899	2,345,145
Carnival Corp. *	129,292	3,849,023
Chipotle Mexican Grill, Inc., Class A *	73,378	3,146,449
Darden Restaurants, Inc.	28,427	5,732,873
Domino's Pizza, Inc.	6,275	2,906,643
Expedia Group, Inc.	18,023	3,248,105
Flutter Entertainment PLC *	6,820	2,061,413
Hilton Worldwide Holdings, Inc.	19,860	5,324,069
Las Vegas Sands Corp.	73,485	3,850,614
Marriott International, Inc., Class A	24,206	6,386,269
Marriott Vacations Worldwide Corp.	25,882	1,927,433
McDonald's Corp.	109,547	32,871,768
MGM Resorts International *	149,547	5,450,988
Penn Entertainment, Inc. *	119,394	2,156,256
Royal Caribbean Cruises Ltd.	3,698	1,175,483
Service Corp. International	32,271	2,462,600
Starbucks Corp.	258,078	23,010,234

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Roadhouse, Inc., Class A	5,318	984,521
Vail Resorts, Inc.	12,244	1,839,783
Yum! Brands, Inc.	50,791	7,321,523
		142,819,645

Consumer Staples Distribution & Retail 3.7%
Albertsons Cos., Inc., Class A	269,145	5,172,967
Andersons, Inc.	33,973	1,220,310
BJ's Wholesale Club Holdings, Inc. *	30,434	3,222,961
Casey's General Stores, Inc.	10,910	5,674,618
Costco Wholesale Corp.	58,966	55,406,812
Dollar General Corp.	177,983	18,670,417
Dollar Tree, Inc. *	131,444	14,925,466
Kroger Co.	454,969	31,893,327
Performance Food Group Co. *	79,668	7,998,667
SpartanNash Co.	55,232	1,465,857
Sprouts Farmers Market, Inc. *	17,126	2,595,274
Sysco Corp.	140,042	11,147,343
Target Corp.	293,764	29,523,282
U.S. Foods Holding Corp. *	105,798	8,816,147
United Natural Foods, Inc. *	72,646	2,007,936
Walgreens Boots Alliance, Inc.	3,134,393	36,484,335
Walmart, Inc.	1,261,572	123,608,825
		359,834,544

Energy 8.2%
Antero Resources Corp. *	105,173	3,673,693
APA Corp.	304,198	5,867,979
Baker Hughes Co., Class A	296,467	13,355,838
California Resources Corp.	24,532	1,181,952
Cheniere Energy, Inc.	37,909	8,941,975
Chevron Corp.	984,455	149,282,756
Chord Energy Corp.	17,201	1,897,786
Civitas Resources, Inc.	35,463	1,076,657
CNX Resources Corp. *	39,418	1,194,760
ConocoPhillips	640,629	61,077,569
Coterra Energy, Inc.	291,436	7,108,124
Delek U.S. Holdings, Inc.	51,154	1,144,315
Devon Energy Corp.	402,528	13,371,980
Diamondback Energy, Inc.	36,348	5,403,494
EOG Resources, Inc.	215,485	25,862,510
EQT Corp.	126,767	6,813,726
Expand Energy Corp.	103,367	10,830,794
Exxon Mobil Corp.	1,849,181	206,442,567
Halliburton Co.	341,252	7,644,045
Helmerich & Payne, Inc.	44,261	717,471
HF Sinclair Corp.	226,236	9,940,810
Kinder Morgan, Inc.	666,343	18,697,584
Marathon Petroleum Corp.	333,678	56,788,659
Matador Resources Co.	19,860	990,617
Murphy Oil Corp.	111,025	2,754,530
NOV, Inc.	182,764	2,299,171
Occidental Petroleum Corp.	331,888	14,583,159
ONEOK, Inc.	118,968	9,768,462
Ovintiv, Inc.	212,063	8,732,754
Patterson-UTI Energy, Inc.	137,643	813,470
PBF Energy, Inc., Class A	266,652	6,026,335
Peabody Energy Corp.	148,888	2,404,541
Phillips 66	332,155	41,047,715
Range Resources Corp.	39,537	1,451,799
Schlumberger NV	410,906	13,888,623
SM Energy Co.	69,747	1,924,320
Targa Resources Corp.	30,457	5,068,349
TechnipFMC PLC	45,175	1,643,015
Valero Energy Corp.	360,297	49,472,381
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams Cos., Inc.	237,960	14,265,702
World Kinect Corp.	251,407	6,855,869
		802,307,856

Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	39,527	3,021,049
American Tower Corp.	60,259	12,557,373
AvalonBay Communities, Inc.	20,290	3,779,621
Brixmor Property Group, Inc.	36,572	955,626
BXP, Inc.	54,756	3,582,685
Camden Property Trust	18,326	2,001,199
Crown Castle, Inc.	98,368	10,337,493
Digital Realty Trust, Inc.	42,949	7,577,922
Equinix, Inc.	8,401	6,596,213
Equity Residential	71,506	4,519,179
Essex Property Trust, Inc.	9,472	2,464,425
Extra Space Storage, Inc.	17,629	2,368,632
Gaming & Leisure Properties, Inc.	41,544	1,893,575
Healthpeak Properties, Inc.	149,716	2,536,189
Host Hotels & Resorts, Inc.	234,154	3,680,901
Invitation Homes, Inc.	84,721	2,596,699
Iron Mountain, Inc.	40,487	3,941,814
Kimco Realty Corp.	109,177	2,317,828
Lamar Advertising Co., Class A	16,495	2,016,514
Medical Properties Trust, Inc. (a)	225,917	930,778
Mid-America Apartment Communities, Inc.	20,308	2,892,468
Millrose Properties, Inc., Class A	23,619	708,334
Park Hotels & Resorts, Inc.	80,322	856,233
Prologis, Inc.	83,941	8,963,220
Public Storage	16,336	4,442,412
Realty Income Corp.	73,037	4,099,567
Regency Centers Corp.	28,608	2,042,611
SBA Communications Corp., Class A	12,203	2,742,258
Simon Property Group, Inc.	45,514	7,454,738
Sun Communities, Inc.	21,919	2,718,614
UDR, Inc.	54,709	2,149,517
Ventas, Inc.	88,898	5,972,168
VICI Properties, Inc., Class A	100,975	3,291,785
Vornado Realty Trust	57,491	2,208,804
Welltower, Inc.	55,693	9,193,243
Weyerhaeuser Co.	337,195	8,446,735
WP Carey, Inc.	40,696	2,611,055
		150,469,477

Financial Services 8.1%
Affiliated Managers Group, Inc.	16,942	3,555,618
AGNC Investment Corp.	96,034	905,601
Ally Financial, Inc.	244,845	9,267,383
American Express Co.	89,947	26,922,037
Ameriprise Financial, Inc.	20,386	10,563,821
Annaly Capital Management, Inc.	164,562	3,345,545
Apollo Global Management, Inc.	10,566	1,535,451
Bank of New York Mellon Corp.	236,676	24,010,780
Berkshire Hathaway, Inc., Class A *	70	50,389,500
Berkshire Hathaway, Inc., Class B *	273,221	128,927,526
Blackrock, Inc.	22,742	25,152,879
Blackstone, Inc.	58,116	10,051,743
Block, Inc. *	60,085	4,642,167
Bread Financial Holdings, Inc.	59,841	3,668,253
Capital One Financial Corp.	307,669	66,148,835
Carlyle Group, Inc.	62,364	3,783,000
Charles Schwab Corp. (c)	166,102	16,233,149
CME Group, Inc.	37,056	10,311,944
Corebridge Financial, Inc.	149,720	5,324,043
Corpay, Inc. *	13,150	4,248,108
Equitable Holdings, Inc.	78,452	4,028,510

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Evercore, Inc., Class A	10,802	3,252,914
Fidelity National Information Services, Inc.	122,358	9,716,449
Fiserv, Inc. *	59,857	8,316,532
Franklin Resources, Inc.	217,750	5,226,000
Global Payments, Inc.	101,521	8,116,604
Goldman Sachs Group, Inc.	80,302	58,105,724
Intercontinental Exchange, Inc.	60,395	11,162,808
Invesco Ltd.	260,516	5,473,441
Jack Henry & Associates, Inc.	12,469	2,117,423
Jackson Financial, Inc., Class A	36,765	3,219,143
Janus Henderson Group PLC	28,449	1,231,842
Jefferies Financial Group, Inc.	49,349	2,845,463
KKR & Co., Inc.	49,411	7,242,664
LPL Financial Holdings, Inc.	12,219	4,835,425
Mastercard, Inc., Class A	50,334	28,512,701
MGIC Investment Corp.	87,143	2,257,004
Moody's Corp.	12,849	6,626,615
Morgan Stanley	301,209	42,910,234
MSCI, Inc., Class A	4,882	2,740,560
Nasdaq, Inc.	42,086	4,049,515
Navient Corp.	67,866	878,186
Northern Trust Corp.	58,034	7,544,420
OneMain Holdings, Inc.	111,528	6,445,203
PayPal Holdings, Inc. *	243,896	16,770,289
PROG Holdings, Inc.	40,560	1,291,430
Raymond James Financial, Inc.	30,723	5,134,735
Rithm Capital Corp.	241,116	2,900,626
S&P Global, Inc.	30,763	16,953,489
SEI Investments Co.	33,647	2,964,974
SLM Corp.	126,521	4,023,368
Starwood Property Trust, Inc.	120,953	2,353,745
State Street Corp.	105,271	11,764,034
StoneX Group, Inc. *	11,177	1,086,852
Synchrony Financial	357,051	24,875,743
T. Rowe Price Group, Inc.	113,669	11,531,720
Visa, Inc., Class A	113,267	39,130,351
Voya Financial, Inc.	32,988	2,309,160
Western Union Co.	347,929	2,800,828
		791,734,107

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	565,272	35,012,948
Archer-Daniels-Midland Co.	581,708	31,516,939
Brown-Forman Corp., Class B	78,577	2,266,946
Bunge Global SA	199,901	15,944,104
Campbell's Co.	79,803	2,547,312
Coca-Cola Co.	520,791	35,356,501
Conagra Brands, Inc.	273,626	4,996,411
Constellation Brands, Inc., Class A	40,821	6,818,740
Darling Ingredients, Inc. *	73,877	2,392,137
Flowers Foods, Inc.	102,945	1,631,678
General Mills, Inc.	223,510	10,947,520
Hershey Co.	28,264	5,260,778
Hormel Foods Corp.	126,124	3,542,823
Ingredion, Inc.	28,185	3,707,455
J.M. Smucker Co.	54,450	5,844,663
Kellanova	66,153	5,280,994
Keurig Dr. Pepper, Inc.	265,885	8,681,145
Kraft Heinz Co.	448,431	12,313,915
Lamb Weston Holdings, Inc.	39,248	2,239,883
McCormick & Co., Inc. - Non Voting Shares	50,922	3,596,621
Molson Coors Beverage Co., Class B	102,416	4,989,708
Mondelez International, Inc., Class A	353,182	22,847,344
Monster Beverage Corp. *	85,647	5,031,761
PepsiCo, Inc.	314,250	43,341,360
Philip Morris International, Inc.	280,335	45,988,957
SECURITY	NUMBER OF SHARES	VALUE ($)
Post Holdings, Inc. *	17,726	1,875,588
Tyson Foods, Inc., Class A	327,533	17,129,976
		341,104,207

Health Care Equipment & Services 5.1%
Abbott Laboratories	298,937	37,722,860
Align Technology, Inc. *	15,202	1,961,210
AMN Healthcare Services, Inc. *	40,946	750,950
Baxter International, Inc.	239,024	5,201,162
Becton Dickinson & Co.	64,400	11,479,300
Boston Scientific Corp. *	86,077	9,031,199
Cardinal Health, Inc.	50,125	7,780,403
Cencora, Inc.	16,694	4,775,820
Centene Corp. *	473,962	12,356,189
Cigna Group	181,900	48,636,422
Community Health Systems, Inc. *	280,279	728,725
Cooper Cos., Inc. *	29,650	2,095,959
CVS Health Corp.	1,440,462	89,452,690
DaVita, Inc. *	26,536	3,724,858
DENTSPLY SIRONA, Inc.	136,801	1,957,622
Edwards Lifesciences Corp. *	85,490	6,780,212
Elevance Health, Inc.	117,839	33,357,864
Encompass Health Corp.	19,828	2,183,261
GE HealthCare Technologies, Inc.	141,950	10,123,874
HCA Healthcare, Inc.	57,455	20,338,495
Henry Schein, Inc. *	67,691	4,579,296
Hologic, Inc. *	68,803	4,597,416
Humana, Inc.	100,442	25,097,443
IDEXX Laboratories, Inc. *	6,221	3,323,943
Intuitive Surgical, Inc. *	12,684	6,102,146
Labcorp Holdings, Inc.	69,174	17,990,774
McKesson Corp.	18,219	12,635,605
Molina Healthcare, Inc. *	20,738	3,273,908
Quest Diagnostics, Inc.	40,155	6,722,349
QuidelOrtho Corp. *	24,257	558,396
ResMed, Inc.	13,994	3,805,528
Solventum Corp. *	40,893	2,918,125
STERIS PLC	15,183	3,438,798
Stryker Corp.	32,639	12,818,315
Teleflex, Inc.	12,987	1,551,947
Tenet Healthcare Corp. *	32,948	5,313,853
UnitedHealth Group, Inc.	239,629	59,801,813
Universal Health Services, Inc., Class B	34,452	5,734,535
Zimmer Biomet Holdings, Inc.	56,276	5,157,695
		495,860,960

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	40,452	3,793,184
Clorox Co.	23,434	2,942,373
Colgate-Palmolive Co.	135,098	11,327,967
Estee Lauder Cos., Inc., Class A	97,268	9,078,995
Kenvue, Inc.	454,139	9,736,740
Kimberly-Clark Corp.	75,479	9,406,193
Procter & Gamble Co.	485,821	73,101,486
		119,386,938

Insurance 2.8%
Aflac, Inc.	158,905	15,788,801
Allstate Corp.	99,985	20,321,951
American Financial Group, Inc.	35,059	4,378,869
American International Group, Inc.	365,597	28,381,295
Aon PLC, Class A	32,543	11,575,871
Arthur J Gallagher & Co.	15,780	4,532,805
Assurant, Inc.	12,710	2,380,583
Brown & Brown, Inc.	19,068	1,742,243
Chubb Ltd.	75,496	20,084,956

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cincinnati Financial Corp.	41,801	6,166,066
CNO Financial Group, Inc.	63,634	2,344,277
Fidelity National Financial, Inc.	91,370	5,156,009
First American Financial Corp.	61,064	3,666,893
Genworth Financial, Inc., Class A *	377,942	2,970,624
Globe Life, Inc.	26,648	3,743,245
Hanover Insurance Group, Inc.	7,039	1,208,104
Hartford Insurance Group, Inc.	90,771	11,291,005
Lincoln National Corp.	107,666	4,103,151
Loews Corp.	52,486	4,752,082
Markel Group, Inc. *	2,809	5,641,287
Marsh & McLennan Cos., Inc.	63,037	12,556,970
MetLife, Inc.	250,139	18,998,057
Old Republic International Corp.	112,754	4,078,312
Primerica, Inc.	7,368	1,957,162
Principal Financial Group, Inc.	101,933	7,933,445
Progressive Corp.	67,785	16,406,681
Prudential Financial, Inc.	143,387	14,852,026
Reinsurance Group of America, Inc.	14,077	2,709,119
Travelers Cos., Inc.	85,472	22,243,233
Unum Group	58,256	4,183,363
W.R. Berkley Corp.	53,010	3,647,618
Willis Towers Watson PLC	19,799	6,252,722
		276,048,825

Materials 3.6%
Air Products & Chemicals, Inc.	38,414	11,058,622
Albemarle Corp.	50,069	3,397,182
Alcoa Corp.	147,997	4,435,470
Alpha Metallurgical Resources, Inc. *	7,701	909,257
Amcor PLC	986,780	9,226,393
AptarGroup, Inc.	13,556	2,130,190
Ashland, Inc.	18,685	963,399
Avery Dennison Corp.	20,911	3,508,238
Axalta Coating Systems Ltd. *	59,845	1,694,810
Ball Corp.	108,512	6,213,397
Celanese Corp., Class A	79,823	4,169,155
CF Industries Holdings, Inc.	92,609	8,596,893
Chemours Co.	171,239	2,051,443
Cleveland-Cliffs, Inc. *	610,708	6,424,648
Commercial Metals Co.	72,461	3,757,827
Corteva, Inc.	173,686	12,527,971
CRH PLC	190,987	18,229,709
Crown Holdings, Inc.	45,401	4,511,043
Dow, Inc.	659,498	15,359,708
DuPont de Nemours, Inc.	238,304	17,134,058
Eagle Materials, Inc.	8,023	1,799,479
Eastman Chemical Co.	74,470	5,407,267
Ecolab, Inc.	30,569	8,001,741
FMC Corp.	82,274	3,211,977
Freeport-McMoRan, Inc.	370,066	14,891,456
Graphic Packaging Holding Co.	126,227	2,822,436
Huntsman Corp.	252,773	2,451,898
International Flavors & Fragrances, Inc.	67,159	4,770,304
International Paper Co.	230,797	10,787,452
Linde PLC	70,847	32,608,040
Louisiana-Pacific Corp.	24,529	2,217,667
LyondellBasell Industries NV, Class A	229,633	13,302,640
Magnera Corp. *	4,213	52,452
Martin Marietta Materials, Inc.	7,900	4,541,552
Mosaic Co.	345,314	12,434,757
Newmont Corp.	262,060	16,273,926
Nucor Corp.	182,964	26,176,660
O-I Glass, Inc. *	182,132	2,369,537
Olin Corp.	157,542	2,983,846
Packaging Corp. of America	27,403	5,309,331
PPG Industries, Inc.	74,933	7,905,432
Reliance, Inc.	31,530	9,147,799
SECURITY	NUMBER OF SHARES	VALUE ($)
RPM International, Inc.	27,254	3,199,892
Sealed Air Corp.	66,041	1,933,020
Sherwin-Williams Co.	20,478	6,775,761
Sonoco Products Co.	62,212	2,803,895
Steel Dynamics, Inc.	88,965	11,348,375
Vulcan Materials Co.	16,647	4,572,432
Westlake Corp.	18,135	1,438,106
		357,838,543

Media & Entertainment 7.3%
Alphabet, Inc., Class A	840,995	161,386,940
Alphabet, Inc., Class C	684,459	132,004,763
Altice USA, Inc., Class A *	654,210	1,700,946
Charter Communications, Inc., Class A *	79,007	21,281,326
Comcast Corp., Class A	2,190,052	72,775,428
Electronic Arts, Inc.	54,277	8,276,700
Fox Corp., Class A	165,897	9,250,417
Interpublic Group of Cos., Inc.	161,162	3,964,585
Lionsgate Studios Corp. *	47,579	281,668
Meta Platforms, Inc., Class A	229,073	177,174,221
Netflix, Inc. *	23,176	26,870,254
News Corp., Class A	147,389	4,321,445
Nexstar Media Group, Inc., Class A	24,223	4,532,366
Omnicom Group, Inc.	78,609	5,663,778
Paramount Global, Class B (a)	1,032,865	12,983,113
Sirius XM Holdings, Inc.	71,915	1,518,845
Starz Entertainment Corp. *	4,212	61,285
Take-Two Interactive Software, Inc. *	13,932	3,103,074
TEGNA, Inc.	135,560	2,263,852
Walt Disney Co.	419,742	49,995,470
Warner Bros Discovery, Inc. *	1,521,420	20,037,101
		719,447,577

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	291,414	55,083,074
Agilent Technologies, Inc.	49,263	5,655,885
Amgen, Inc.	128,206	37,833,591
Avantor, Inc. *	180,545	2,426,525
Biogen, Inc. *	78,657	10,068,096
Bristol-Myers Squibb Co.	956,127	41,409,860
Charles River Laboratories International, Inc. *	7,059	1,197,489
Danaher Corp.	78,349	15,447,289
Elanco Animal Health, Inc. *	99,642	1,363,103
Eli Lilly & Co.	25,164	18,623,122
Gilead Sciences, Inc.	346,339	38,890,406
Illumina, Inc. *	22,676	2,329,052
IQVIA Holdings, Inc. *	37,831	7,031,270
Jazz Pharmaceuticals PLC *	10,107	1,158,565
Johnson & Johnson	610,801	100,623,357
Merck & Co., Inc.	625,434	48,858,904
Mettler-Toledo International, Inc. *	2,817	3,475,277
Moderna, Inc. *	256,975	7,596,181
Organon & Co.	323,218	3,135,215
Pfizer, Inc.	3,161,559	73,632,709
Regeneron Pharmaceuticals, Inc.	19,924	10,867,745
Revvity, Inc.	26,786	2,354,489
Thermo Fisher Scientific, Inc.	59,843	27,987,374
United Therapeutics Corp. *	3,244	891,127
Vertex Pharmaceuticals, Inc. *	18,008	8,227,315
Viatris, Inc.	984,914	8,608,148
Waters Corp. *	9,319	2,690,954
West Pharmaceutical Services, Inc.	9,728	2,327,521
Zoetis, Inc.	48,365	7,051,133
		546,844,776

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	80,189	12,488,635
Cushman & Wakefield PLC *	81,756	996,605
Jones Lang LaSalle, Inc. *	23,786	6,430,783
		19,916,023

Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc. *	105,246	18,555,922
Analog Devices, Inc.	70,119	15,750,831
Applied Materials, Inc.	143,864	25,904,152
Broadcom, Inc.	235,613	69,199,538
First Solar, Inc. *	6,406	1,119,320
Intel Corp.	4,050,562	80,201,128
KLA Corp.	13,462	11,833,502
Lam Research Corp.	224,792	21,319,273
Marvell Technology, Inc.	46,729	3,755,610
Microchip Technology, Inc.	121,487	8,211,306
Micron Technology, Inc.	343,634	37,504,215
MKS, Inc.	8,663	824,544
NVIDIA Corp.	238,475	42,417,548
ON Semiconductor Corp. *	97,780	5,510,881
Qorvo, Inc. *	58,017	4,850,221
QUALCOMM, Inc.	240,396	35,280,517
Skyworks Solutions, Inc.	65,957	4,520,693
Teradyne, Inc.	39,298	4,221,784
Texas Instruments, Inc.	160,424	29,046,370
		420,027,355

Software & Services 5.8%
Accenture PLC, Class A	107,858	28,808,872
Adobe, Inc. *	48,260	17,262,119
Akamai Technologies, Inc. *	41,179	3,142,369
Amdocs Ltd.	46,417	3,962,155
ASGN, Inc. *	29,039	1,456,015
Autodesk, Inc. *	10,837	3,284,803
Cadence Design Systems, Inc. *	12,494	4,554,938
Cognizant Technology Solutions Corp., Class A	213,830	15,344,441
DXC Technology Co. *	272,965	3,715,054
EPAM Systems, Inc. *	10,977	1,731,183
Fortinet, Inc. *	33,262	3,322,874
Gartner, Inc. *	6,430	2,177,520
Gen Digital, Inc.	129,155	3,808,781
GoDaddy, Inc., Class A *	13,689	2,211,869
International Business Machines Corp.	183,759	46,518,591
Intuit, Inc.	17,291	13,575,683
Kyndryl Holdings, Inc. *	107,307	4,052,985
Microsoft Corp.	608,123	324,433,620
Oracle Corp.	219,591	55,725,608
Palo Alto Networks, Inc. *	13,574	2,356,446
Roper Technologies, Inc.	9,666	5,320,166
Salesforce, Inc.	54,799	14,156,226
ServiceNow, Inc. *	1,348	1,271,326
Synopsys, Inc. *	9,037	5,724,668
Zoom Communications, Inc. *	14,319	1,060,322
		568,978,634

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	105,519	11,238,829
Apple, Inc.	1,808,570	375,404,875
Arista Networks, Inc. *	32,310	3,981,238
Arrow Electronics, Inc. *	69,292	8,037,872
Avnet, Inc.	136,115	7,205,928
CDW Corp.	30,555	5,328,181
Ciena Corp. *	36,809	3,417,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Cisco Systems, Inc.	1,188,149	80,889,184
Coherent Corp. *	11,767	1,266,129
Corning, Inc.	217,137	13,731,744
Dell Technologies, Inc., Class C	50,368	6,683,330
F5, Inc. *	9,503	2,978,430
Flex Ltd. *	130,547	6,510,379
Hewlett Packard Enterprise Co.	869,060	17,980,851
HP, Inc.	562,755	13,956,324
Insight Enterprises, Inc. *	14,878	1,764,233
Jabil, Inc.	44,316	9,890,002
Keysight Technologies, Inc. *	28,335	4,644,390
Motorola Solutions, Inc.	12,308	5,402,966
NetApp, Inc.	47,799	4,977,310
Ralliant Corp. *	17,671	807,918
Sandisk Corp. *	37,859	1,624,908
Sanmina Corp. *	35,513	4,120,928
Seagate Technology Holdings PLC	72,760	11,424,048
TD SYNNEX Corp.	37,578	5,425,887
TE Connectivity PLC	75,272	15,487,214
Teledyne Technologies, Inc. *	6,052	3,334,773
Trimble, Inc. *	40,607	3,406,521
Vishay Intertechnology, Inc.	59,912	981,958
Western Digital Corp.	146,882	11,558,145
Xerox Holdings Corp.	411,828	1,667,903
Zebra Technologies Corp., Class A *	9,897	3,355,281
		648,485,027

Telecommunication Services 2.8%
AT&T, Inc.	4,291,879	117,640,403
Frontier Communications Parent, Inc. *	117,510	4,317,318
Liberty Global Ltd., Class C *	414,361	4,238,913
Liberty Latin America Ltd., Class C *	183,030	1,306,834
Lumen Technologies, Inc. *	2,498,271	11,117,306
Sunrise Communications AG, Class A, ADR *	47,868	2,539,876
Telephone & Data Systems, Inc.	85,905	3,353,731
T-Mobile U.S., Inc.	85,983	20,499,207
Verizon Communications, Inc.	2,584,630	110,518,779
		275,532,367

Transportation 2.0%
Alaska Air Group, Inc. *	47,800	2,531,488
American Airlines Group, Inc. *	86,858	997,998
Avis Budget Group, Inc. *	40,845	6,953,453
CH Robinson Worldwide, Inc.	63,210	7,289,377
CSX Corp.	646,320	22,970,213
Delta Air Lines, Inc.	40,620	2,161,390
Expeditors International of Washington, Inc.	68,391	7,949,770
FedEx Corp.	119,009	26,597,321
GXO Logistics, Inc. *	47,718	2,372,062
Hertz Global Holdings, Inc. *	570,052	3,654,033
Hub Group, Inc., Class A	49,116	1,720,042
JB Hunt Transport Services, Inc.	30,875	4,447,544
Knight-Swift Transportation Holdings, Inc.	87,543	3,720,578
Landstar System, Inc.	17,017	2,269,557
Matson, Inc.	19,777	2,111,788
Norfolk Southern Corp.	73,801	20,516,678
Old Dominion Freight Line, Inc.	29,245	4,364,816
Ryder System, Inc.	35,173	6,250,594
Southwest Airlines Co.	38,356	1,186,351
Uber Technologies, Inc. *	45,826	4,021,232
U-Haul Holding Co., Non Voting Shares	34,582	1,798,264
Union Pacific Corp.	150,243	33,349,439

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	318,498	27,441,788
Werner Enterprises, Inc.	27,163	752,958
		197,428,734

Utilities 3.6%
AES Corp.	516,348	6,789,976
Alliant Energy Corp.	65,618	4,265,826
Ameren Corp.	70,332	7,112,675
American Electric Power Co., Inc.	155,629	17,607,865
American Water Works Co., Inc.	33,244	4,662,139
Atmos Energy Corp.	25,723	4,010,730
CenterPoint Energy, Inc.	200,410	7,779,916
CMS Energy Corp.	82,283	6,072,485
Consolidated Edison, Inc.	120,497	12,471,439
Constellation Energy Corp.	32,525	11,313,496
Dominion Energy, Inc.	304,951	17,824,386
DTE Energy Co.	56,068	7,760,372
Duke Energy Corp.	249,872	30,394,430
Edison International	163,589	8,526,259
Entergy Corp.	129,130	11,677,226
Essential Utilities, Inc.	28,943	1,065,102
Evergy, Inc.	101,882	7,213,246
Eversource Energy	133,687	8,836,711
Exelon Corp.	412,255	18,526,740
FirstEnergy Corp.	201,649	8,612,429
MDU Resources Group, Inc.	32,946	568,319
National Fuel Gas Co.	29,956	2,599,881
NextEra Energy, Inc.	334,439	23,765,235
NiSource, Inc.	114,710	4,869,440
NRG Energy, Inc.	67,871	11,348,031
OGE Energy Corp.	66,969	3,041,732
PG&E Corp.	413,279	5,794,172
Pinnacle West Capital Corp.	42,296	3,832,864
Portland General Electric Co.	43,801	1,801,097
PPL Corp.	266,099	9,497,073
Public Service Enterprise Group, Inc.	113,277	10,171,142
Sempra	148,947	12,165,991
Southern Co.	272,505	25,746,272
UGI Corp.	175,253	6,340,654
Vistra Corp.	56,317	11,744,347
WEC Energy Group, Inc.	78,586	8,572,161
Xcel Energy, Inc.	170,219	12,500,883
		356,882,742
Total Common Stocks (Cost $5,858,709,646)		9,785,397,405

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)	18,401,645	18,401,645
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	15,712,665	15,712,665
		34,114,310
Total Short-Term Investments (Cost $34,114,310)		34,114,310
Total Investments in Securities (Cost $5,892,823,956)		9,819,511,715

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/19/25	94	29,958,975	195,287

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,600,283.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at July 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group Inc	$—	$499,519	($396,790 )	($770,464 )	($130,415 )	$573,864	147,903	$—

Financial Services 0.2%
Charles Schwab Corp.	10,859,939	1,206,091	(180,807)	4,697	4,343,229	16,233,149	166,102	124,277
Total	$10,859,939	$1,705,610	($577,597 )	($765,767 )	$4,212,814	$16,807,013		$124,277

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$9,785,397,405	$—	$—	$9,785,397,405
Short-Term Investments [1]	34,114,310	—	—	34,114,310
Futures Contracts [2]	195,287	—	—	195,287
Total	$9,819,707,002	$—	$—	$9,819,707,002

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental U.S. Small Company Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	338,429	1,506,009
Dorman Products, Inc. *	12,810	1,545,142
Fox Factory Holding Corp. *	58,499	1,776,615
Gentherm, Inc. *	42,237	1,353,274
LCI Industries	38,254	3,634,130
Modine Manufacturing Co. *	16,763	2,255,629
Patrick Industries, Inc.	37,263	3,623,454
Phinia, Inc.	59,666	3,025,066
Rivian Automotive, Inc., Class A *	28,229	363,307
Standard Motor Products, Inc.	20,020	607,807
Visteon Corp. *	26,790	2,977,709
Winnebago Industries, Inc.	82,037	2,438,140
		25,106,282

Banks 8.0%
Ameris Bancorp	31,308	2,139,902
Associated Banc-Corp.	119,030	2,944,802
Atlantic Union Bankshares Corp.	80,716	2,558,697
Axos Financial, Inc. *	19,600	1,692,460
Bancorp, Inc. *	6,732	425,193
Bank of Hawaii Corp.	26,095	1,614,759
Bank OZK	81,277	4,006,956
BankUnited, Inc.	99,774	3,638,758
Banner Corp.	22,530	1,398,550
Berkshire Hills Bancorp, Inc.	15,799	389,287
BOK Financial Corp.	14,684	1,490,867
Brookline Bancorp, Inc.	32,382	334,182
Cadence Bank	94,367	3,288,690
Capitol Federal Financial, Inc.	55,777	335,778
Cathay General Bancorp	53,509	2,419,677
City Holding Co.	6,425	784,493
Columbia Banking System, Inc.	80,784	1,922,659
Commerce Bancshares, Inc.	47,569	2,911,223
Community Financial System, Inc.	24,685	1,300,900
Cullen/Frost Bankers, Inc.	26,034	3,316,992
Customers Bancorp, Inc. *	22,243	1,417,991
CVB Financial Corp.	86,599	1,618,535
Dime Community Bancshares, Inc.	12,678	351,307
Eagle Bancorp, Inc.	25,448	409,458
Eastern Bankshares, Inc.	53,784	830,963
Enterprise Financial Services Corp.	17,367	958,485
FB Financial Corp.	6,742	328,740
First Bancorp/Southern Pines NC	18,489	926,114
First Busey Corp.	40,470	903,290
First Commonwealth Financial Corp.	60,272	995,091
First Financial Bancorp	65,125	1,578,630
First Financial Bankshares, Inc.	35,265	1,220,874
First Hawaiian, Inc.	107,829	2,614,853
First Interstate BancSystem, Inc., Class A	69,107	1,989,591
First Merchants Corp.	35,362	1,347,999
FNB Corp.	238,809	3,658,554
Fulton Financial Corp.	105,032	1,885,324
Glacier Bancorp, Inc.	46,788	2,050,718
Hancock Whitney Corp.	53,651	3,204,038
SECURITY	NUMBER OF SHARES	VALUE ($)
Hilltop Holdings, Inc.	65,100	1,926,960
Home BancShares, Inc.	90,193	2,539,835
HomeStreet, Inc. *	31,158	407,547
Hope Bancorp, Inc.	139,176	1,390,368
Independent Bank Corp.	23,067	1,465,908
International Bancshares Corp.	26,852	1,830,769
Lakeland Financial Corp.	10,444	661,836
National Bank Holdings Corp., Class A	8,451	313,194
NBT Bancorp, Inc.	23,675	979,672
Northwest Bancshares, Inc.	96,540	1,129,518
OceanFirst Financial Corp.	23,416	392,920
Old National Bancorp	135,208	2,854,241
Pacific Premier Bancorp, Inc.	76,005	1,647,028
Park National Corp.	6,237	1,009,583
Pathward Financial, Inc.	11,848	896,005
Pinnacle Financial Partners, Inc.	27,548	2,421,194
Preferred Bank	4,050	367,821
Prosperity Bancshares, Inc.	48,633	3,239,930
Provident Financial Services, Inc.	72,695	1,324,503
Renasant Corp.	38,812	1,422,072
S&T Bancorp, Inc.	23,630	865,803
Seacoast Banking Corp. of Florida	28,390	800,314
ServisFirst Bancshares, Inc.	12,913	1,015,607
Simmons First National Corp., Class A	114,334	2,191,783
Southside Bancshares, Inc.	12,203	359,256
SouthState Corp.	44,243	4,166,363
Texas Capital Bancshares, Inc. *	24,994	2,098,746
Towne Bank	37,051	1,297,897
TriCo Bancshares	7,908	325,177
Triumph Financial, Inc. *	5,326	302,091
Trustmark Corp.	38,162	1,421,535
UMB Financial Corp.	26,120	2,872,939
United Bankshares, Inc.	79,799	2,834,460
United Community Banks, Inc.	57,365	1,749,633
Valley National Bancorp	370,099	3,430,818
Veritex Holdings, Inc.	35,108	1,113,626
WaFd, Inc.	67,182	1,955,332
Webster Financial Corp.	43,315	2,497,110
WesBanco, Inc.	52,264	1,574,714
Westamerica BanCorp	6,360	304,644
Western Alliance Bancorp	48,482	3,760,264
Wintrust Financial Corp.	28,108	3,597,262
WSFS Financial Corp.	31,004	1,700,259
		137,661,917

Capital Goods 13.4%
AAON, Inc.	9,836	821,306
AAR Corp. *	33,298	2,487,694
Advanced Drainage Systems, Inc.	29,549	3,390,748
Aebi Schmidt Holding AG *	36,985	380,943
AeroVironment, Inc. *	2,247	601,387
Alamo Group, Inc.	8,098	1,802,453
Albany International Corp., Class A	24,719	1,339,523
American Woodmark Corp. *	29,084	1,530,109
API Group Corp. *	108,783	3,923,803
Apogee Enterprises, Inc.	31,506	1,322,937
Applied Industrial Technologies, Inc.	16,756	4,549,254
Arcosa, Inc.	32,612	2,800,719
Armstrong World Industries, Inc.	18,404	3,463,081
Astec Industries, Inc.	17,080	677,393

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ATI, Inc. *	36,102	2,777,688
Atkore, Inc.	22,524	1,734,798
Atmus Filtration Technologies, Inc.	15,076	586,607
Axon Enterprise, Inc. *	504	380,767
AZZ, Inc.	15,690	1,718,055
BlueLinx Holdings, Inc. *	30,469	2,232,464
BWX Technologies, Inc.	29,368	4,461,880
Chart Industries, Inc. *	10,938	2,174,803
Columbus McKinnon Corp.	41,876	613,483
Comfort Systems USA, Inc.	7,803	5,487,850
Construction Partners, Inc., Class A *	10,217	1,030,384
Core & Main, Inc., Class A *	81,095	5,160,886
Crane Co.	19,037	3,726,873
CSW Industrials, Inc.	2,904	753,530
Curtiss-Wright Corp.	5,732	2,809,941
DNOW, Inc. *	160,846	2,502,764
Douglas Dynamics, Inc.	12,637	361,418
Ducommun, Inc. *	5,512	501,482
DXP Enterprises, Inc. *	4,503	510,010
Dycom Industries, Inc. *	17,666	4,748,797
Enerpac Tool Group Corp., Class A	17,645	679,509
EnerSys	39,306	3,630,695
Enpro, Inc.	9,015	1,914,876
Esab Corp.	21,514	2,886,533
ESCO Technologies, Inc.	9,091	1,760,927
Everus Construction Group, Inc. *	19,113	1,419,331
Federal Signal Corp.	21,265	2,691,511
Flowserve Corp.	78,798	4,415,840
Franklin Electric Co., Inc.	22,913	2,152,676
FTAI Aviation Ltd.	13,637	1,876,588
Gates Industrial Corp. PLC *	80,366	1,993,077
GATX Corp.	22,619	3,453,695
Gibraltar Industries, Inc. *	28,668	1,892,948
GMS, Inc. *	46,409	5,088,283
GrafTech International Ltd. *	1,078,047	1,498,485
Granite Construction, Inc.	32,230	3,044,768
Greenbrier Cos., Inc.	46,466	2,114,203
Griffon Corp.	21,792	1,771,036
Hayward Holdings, Inc. *	92,931	1,429,279
HEICO Corp.	13,573	4,435,656
Helios Technologies, Inc.	27,920	1,024,385
Herc Holdings, Inc.	28,542	3,333,991
Hexcel Corp.	53,939	3,231,485
Hillenbrand, Inc.	95,477	1,977,329
Hillman Solutions Corp. *	157,202	1,240,324
Insteel Industries, Inc.	14,678	529,876
Janus International Group, Inc. *	52,537	450,242
JBT Marel Corp.	17,756	2,446,777
JELD-WEN Holding, Inc. *	401,963	1,808,834
Kadant, Inc.	3,633	1,208,953
Kennametal, Inc.	131,132	3,246,828
Kratos Defense & Security Solutions, Inc. *	34,645	2,033,662
Lennox International, Inc.	3,315	2,018,835
Leonardo DRS, Inc.	19,524	812,198
Lindsay Corp.	6,487	885,540
Manitowoc Co., Inc. *	57,816	737,154
Masterbrand, Inc. *	222,987	2,459,547
McGrath RentCorp	13,800	1,722,102
Mercury Systems, Inc. *	27,320	1,436,759
Miller Industries, Inc.	7,783	317,157
Moog, Inc., Class A	15,909	3,079,664
MRC Global, Inc. *	59,798	877,835
MSC Industrial Direct Co., Inc., Class A	28,488	2,467,631
Mueller Water Products, Inc., Class A	68,801	1,703,513
MYR Group, Inc. *	15,732	3,044,142
NEXTracker, Inc., Class A *	7,736	450,699
NPK International, Inc. *	44,925	405,224
Primoris Services Corp.	40,539	3,817,558
SECURITY	NUMBER OF SHARES	VALUE ($)
Proto Labs, Inc. *	11,032	475,700
Quanex Building Products Corp.	59,863	1,166,131
RBC Bearings, Inc. *	4,920	1,905,713
REV Group, Inc.	37,564	1,861,296
Simpson Manufacturing Co., Inc.	17,794	3,192,777
SiteOne Landscape Supply, Inc. *	25,136	3,464,495
Spirit AeroSystems Holdings, Inc., Class A *	39,691	1,563,825
SPX Technologies, Inc. *	9,820	1,791,070
Standex International Corp.	6,249	1,029,460
Sterling Infrastructure, Inc. *	8,139	2,177,915
Sunrun, Inc. *	30,415	312,058
Tennant Co.	15,422	1,272,932
Terex Corp.	83,034	4,223,109
Titan International, Inc. *	58,360	493,726
Titan Machinery, Inc. *	30,973	598,398
Trex Co., Inc. *	39,825	2,558,358
Trinity Industries, Inc.	86,308	2,010,976
Tutor Perini Corp. *	32,834	1,580,957
V2X, Inc. *	7,521	356,345
Valmont Industries, Inc.	12,789	4,654,557
Vertiv Holdings Co., Class A	29,690	4,322,864
Wabash National Corp.	139,513	1,389,549
Watts Water Technologies, Inc., Class A	12,295	3,225,224
WillScot Holdings Corp.	35,173	1,032,328
Woodward, Inc.	23,479	6,035,981
Worthington Enterprises, Inc.	36,865	2,284,524
Zurn Elkay Water Solutions Corp.	39,828	1,762,389
		229,026,647

Commercial & Professional Services 5.2%
ACCO Brands Corp.	178,029	667,609
Alight, Inc., Class A	403,282	2,161,591
Amentum Holdings, Inc. *	33,702	841,539
Barrett Business Services, Inc.	7,962	366,013
Brady Corp., Class A	29,365	2,072,288
BrightView Holdings, Inc. *	41,724	665,498
Brink's Co.	30,474	2,661,599
Casella Waste Systems, Inc., Class A *	10,082	1,096,216
CBIZ, Inc. *	19,254	1,176,804
Civeo Corp.	15,520	387,845
Clarivate PLC *	196,815	757,738
Clean Harbors, Inc. *	17,746	4,184,684
Conduent, Inc. *	416,851	1,108,824
CoreCivic, Inc. *	172,139	3,449,665
CSG Systems International, Inc.	26,244	1,639,200
Dayforce, Inc. *	6,565	378,603
Deluxe Corp.	59,926	964,809
Dun & Bradstreet Holdings, Inc.	231,416	2,105,886
Ennis, Inc.	19,804	352,511
Enviri Corp. *	70,130	631,170
ExlService Holdings, Inc. *	46,378	2,014,196
Exponent, Inc.	13,660	941,994
FTI Consulting, Inc. *	21,016	3,496,012
GEO Group, Inc. *	160,035	4,148,107
Healthcare Services Group, Inc. *	76,312	992,819
Heidrick & Struggles International, Inc.	9,203	409,810
HNI Corp.	48,148	2,476,733
Huron Consulting Group, Inc. *	8,257	1,090,585
ICF International, Inc.	13,001	1,090,654
Insperity, Inc.	23,953	1,427,120
Interface, Inc., Class A	24,921	513,871
Kelly Services, Inc., Class A	126,371	1,548,045
Kforce, Inc.	33,075	1,152,664
Korn Ferry	48,670	3,449,243
Maximus, Inc.	26,689	1,971,249
MillerKnoll, Inc.	131,441	2,494,750
MSA Safety, Inc.	12,304	2,188,512

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NV5 Global, Inc. *	42,700	958,615
OPENLANE, Inc. *	108,920	2,683,789
Parsons Corp. *	22,231	1,649,540
Paycom Software, Inc.	9,214	2,133,410
Pitney Bowes, Inc.	48,510	551,074
Resources Connection, Inc.	75,948	384,297
Rollins, Inc.	59,421	3,403,041
Steelcase, Inc., Class A	194,684	2,011,086
Tetra Tech, Inc.	92,505	3,398,634
TriNet Group, Inc.	31,239	2,118,317
TrueBlue, Inc. *	136,361	984,526
TTEC Holdings, Inc. *	125,495	624,965
UL Solutions, Inc., Class A	6,440	470,893
UniFirst Corp.	14,784	2,528,507
Veralto Corp.	19,722	2,067,457
Verra Mobility Corp., Class A *	40,929	1,033,866
Vestis Corp.	297,805	1,804,698
VSE Corp.	6,920	1,083,257
		88,966,428

Consumer Discretionary Distribution & Retail 4.2%
1-800-Flowers.com, Inc., Class A *(a)	51,368	303,585
Abercrombie & Fitch Co., Class A *	29,052	2,789,573
A-Mark Precious Metals, Inc.	64,140	1,364,899
American Eagle Outfitters, Inc.	123,285	1,331,478
America's Car-Mart, Inc. *	7,447	335,413
Arko Corp.	60,139	250,780
Boot Barn Holdings, Inc. *	12,208	2,098,555
Buckle, Inc.	39,120	1,931,354
Caleres, Inc.	77,692	1,066,711
Camping World Holdings, Inc., Class A	49,009	678,285
Coupang, Inc., Class A *	138,461	4,074,907
Designer Brands, Inc., Class A	140,271	395,564
Dillard's, Inc., Class A	4,397	2,053,091
Etsy, Inc. *	57,870	3,372,085
Five Below, Inc. *	36,444	4,975,335
Floor & Decor Holdings, Inc., Class A *	32,569	2,496,088
GameStop Corp., Class A *	155,767	3,496,969
Genesco, Inc. *	26,125	628,567
Guess?, Inc.	47,578	618,514
Haverty Furniture Cos., Inc.	21,987	453,592
MarineMax, Inc. *	31,928	724,127
Monro, Inc.	44,721	630,342
National Vision Holdings, Inc. *	155,596	3,774,759
Ollie's Bargain Outlet Holdings, Inc. *	27,520	3,760,058
OneWater Marine, Inc., Class A *	20,192	309,745
Petco Health & Wellness Co., Inc., Class A *	156,222	470,228
RH *	12,209	2,510,415
Sally Beauty Holdings, Inc. *	279,139	2,718,814
Shoe Carnival, Inc.	19,995	409,098
Signet Jewelers Ltd.	24,556	1,942,380
Sleep Number Corp. *	57,903	424,429
Sonic Automotive, Inc., Class A	34,597	2,503,093
Stitch Fix, Inc., Class A *	86,693	410,058
Upbound Group, Inc.	92,592	1,910,636
Urban Outfitters, Inc. *	82,171	6,185,833
Valvoline, Inc. *	91,429	3,222,872
Victoria's Secret & Co. *	133,044	2,501,227
Wayfair, Inc., Class A *	33,058	2,169,927
Zumiez, Inc. *	37,463	513,618
		71,807,004

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	20,375	1,622,257
Beazer Homes USA, Inc. *	36,395	855,283
Cavco Industries, Inc. *	5,078	2,049,836
SECURITY	NUMBER OF SHARES	VALUE ($)
Century Communities, Inc.	54,622	3,074,672
Champion Homes, Inc. *	30,102	1,833,212
Columbia Sportswear Co.	41,872	2,368,699
Crocs, Inc. *	16,533	1,648,836
Ethan Allen Interiors, Inc.	18,721	557,324
G-III Apparel Group Ltd. *	99,677	2,352,377
GoPro, Inc., Class A *(a)	735,077	948,249
Green Brick Partners, Inc. *	20,854	1,291,697
Helen of Troy Ltd. *	67,512	1,483,914
Hooker Furnishings Corp.	28,973	273,795
Hovnanian Enterprises, Inc., Class A *	4,345	519,097
Installed Building Products, Inc.	10,049	2,032,812
iRobot Corp. *	102,362	430,944
Kontoor Brands, Inc.	28,840	1,605,234
La-Z-Boy, Inc.	59,828	2,152,013
Levi Strauss & Co., Class A	80,626	1,587,526
LGI Homes, Inc. *	36,437	1,940,999
M/I Homes, Inc. *	13,890	1,669,439
Malibu Boats, Inc., Class A *	20,488	682,455
MasterCraft Boat Holdings, Inc. *	19,330	373,842
Mattel, Inc. *	118,197	2,010,531
Movado Group, Inc.	21,631	335,497
Oxford Industries, Inc.	23,100	881,958
Peloton Interactive, Inc., Class A *	99,362	709,445
SharkNinja, Inc. *	20,849	2,420,569
Smith & Wesson Brands, Inc.	69,407	551,786
Sonos, Inc. *	113,702	1,229,119
Steven Madden Ltd.	85,825	2,060,229
Sturm Ruger & Co., Inc.	18,520	632,643
TopBuild Corp. *	6,577	2,436,318
Topgolf Callaway Brands Corp. *	221,103	2,045,203
Under Armour, Inc., Class A *	497,823	3,305,545
Wolverine World Wide, Inc.	43,048	972,024
YETI Holdings, Inc. *	49,408	1,815,250
		54,760,629

Consumer Services 5.6%
ADT, Inc.	283,746	2,369,279
Adtalem Global Education, Inc. *	25,042	2,861,549
Airbnb, Inc., Class A *	21,094	2,793,057
BJ's Restaurants, Inc. *	10,014	354,796
Bloomin' Brands, Inc.	196,840	1,793,212
Boyd Gaming Corp.	55,877	4,743,957
Bright Horizons Family Solutions, Inc. *	16,344	1,848,506
Brightstar Lottery PLC	170,009	2,522,934
Brinker International, Inc. *	13,025	2,052,740
Cheesecake Factory, Inc. (a)	22,877	1,462,069
Chegg, Inc. *	383,279	502,095
Choice Hotels International, Inc. (a)	10,467	1,336,741
Churchill Downs, Inc.	19,839	2,123,567
Cracker Barrel Old Country Store, Inc.	69,590	4,314,580
Dave & Buster's Entertainment, Inc. *	46,208	1,351,122
Dine Brands Global, Inc.	20,292	458,802
DoorDash, Inc., Class A *	18,115	4,533,279
Frontdoor, Inc. *	24,118	1,410,903
Golden Entertainment, Inc.	27,701	778,952
Graham Holdings Co., Class B	3,665	3,497,070
Grand Canyon Education, Inc. *	20,640	3,480,523
H&R Block, Inc.	70,775	3,845,914
Hilton Grand Vacations, Inc. *	63,581	2,849,700
Hyatt Hotels Corp., Class A	12,421	1,750,988
Jack in the Box, Inc.	50,569	996,209
Laureate Education, Inc. *	162,699	3,676,997
Light & Wonder, Inc. *	33,105	3,188,674
Matthews International Corp., Class A	28,458	668,478
Papa John's International, Inc.	17,399	737,892
Perdoceo Education Corp.	49,917	1,436,611
Planet Fitness, Inc., Class A *	19,433	2,121,889

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Red Rock Resorts, Inc., Class A	29,780	1,827,003
Royal Caribbean Cruises Ltd.	9,652	3,068,081
Sabre Corp. *	146,737	444,613
Six Flags Entertainment Corp. *	17,700	530,292
Strategic Education, Inc.	19,573	1,451,240
Stride, Inc. *	14,160	1,815,737
Texas Roadhouse, Inc., Class A	12,482	2,310,793
Travel & Leisure Co.	88,583	5,248,543
United Parks & Resorts, Inc. *	28,742	1,360,359
Wendy's Co.	171,710	1,691,344
Wingstop, Inc.	2,430	916,936
Wyndham Hotels & Resorts, Inc.	43,148	3,710,728
Wynn Resorts Ltd.	32,420	3,534,753
		95,773,507

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	51,445	1,847,904
Chefs' Warehouse, Inc. *	17,969	1,231,955
Grocery Outlet Holding Corp. *	132,822	1,749,266
Ingles Markets, Inc., Class A	61,435	3,866,105
Maplebear, Inc. *	7,950	381,362
PriceSmart, Inc.	34,593	3,718,747
Village Super Market, Inc., Class A	12,013	413,247
Weis Markets, Inc.	42,610	3,085,390
		16,293,976

Energy 4.4%
Antero Midstream Corp.	130,915	2,402,290
Archrock, Inc.	90,360	2,110,810
Berry Corp.	188,670	569,783
Bristow Group, Inc. *	12,195	421,581
Cactus, Inc., Class A	19,062	806,513
California Resources Corp.	33,396	1,609,019
Chord Energy Corp.	14,688	1,620,527
Civitas Resources, Inc.	37,447	1,136,891
CNX Resources Corp. *	70,629	2,140,765
Comstock Resources, Inc. *	81,179	1,450,669
Core Laboratories, Inc.	22,182	242,671
Core Natural Resources, Inc.	32,911	2,429,161
Crescent Energy Co., Class A	152,902	1,412,815
CVR Energy, Inc.	92,132	2,467,295
Delek U.S. Holdings, Inc.	105,797	2,366,679
Dorian LPG Ltd.	46,205	1,330,242
DT Midstream, Inc.	32,540	3,342,834
Expro Group Holdings NV *	79,849	860,772
Green Plains, Inc. *	255,530	2,113,233
Gulfport Energy Corp. *	7,148	1,244,681
Helix Energy Solutions Group, Inc. *	144,366	856,090
Helmerich & Payne, Inc.	57,551	932,902
International Seaways, Inc.	36,915	1,472,909
Kodiak Gas Services, Inc.	9,762	315,606
Kosmos Energy Ltd. *	845,929	1,818,747
Liberty Energy, Inc., Class A	219,655	2,710,543
Magnolia Oil & Gas Corp., Class A	109,697	2,612,983
Matador Resources Co.	36,190	1,805,157
Nabors Industries Ltd. *	31,980	1,112,264
New Fortress Energy, Inc. (a)	86,179	234,838
Noble Corp. PLC	57,724	1,547,580
Northern Oil & Gas, Inc.	56,506	1,591,209
Oceaneering International, Inc. *	54,679	1,186,534
Oil States International, Inc. *	78,605	392,239
Par Pacific Holdings, Inc. *	131,343	4,121,543
Patterson-UTI Energy, Inc.	243,449	1,438,784
Permian Resources Corp., Class A	164,420	2,328,187
ProPetro Holding Corp. *	129,677	695,069
Range Resources Corp.	51,055	1,874,740
REX American Resources Corp. *	8,862	463,305
SECURITY	NUMBER OF SHARES	VALUE ($)
RPC, Inc.	162,046	753,514
Select Water Solutions, Inc.	55,766	537,027
Summit Midstream Corp. *	11,759	299,619
Talos Energy, Inc. *	191,950	1,641,173
TechnipFMC PLC	88,381	3,214,417
Texas Pacific Land Corp.	1,607	1,555,785
Tidewater, Inc. *	8,244	412,282
Transocean Ltd. *	408,839	1,193,810
Valaris Ltd. *	23,222	1,129,286
Vital Energy, Inc. *	78,552	1,468,137
W&T Offshore, Inc. (a)	202,720	358,814
Weatherford International PLC	31,908	1,804,397
		75,958,721

Equity Real Estate Investment Trusts (REITs) 7.5%
Acadia Realty Trust	44,323	829,727
Agree Realty Corp.	18,408	1,319,854
Alexander & Baldwin, Inc.	60,862	1,094,299
American Assets Trust, Inc.	41,606	791,762
American Healthcare REIT, Inc.	17,017	657,537
American Homes 4 Rent, Class A	95,015	3,296,070
Americold Realty Trust, Inc.	185,863	2,988,677
Apple Hospitality REIT, Inc.	194,203	2,281,885
Brandywine Realty Trust	200,650	802,600
Brixmor Property Group, Inc.	73,608	1,923,377
Broadstone Net Lease, Inc.	84,956	1,379,685
CareTrust REIT, Inc.	27,863	886,043
Centerspace	5,446	296,426
COPT Defense Properties	75,541	2,060,758
Cousins Properties, Inc.	101,586	2,752,981
CubeSmart	73,286	2,851,558
Curbline Properties Corp.	17,113	378,197
DiamondRock Hospitality Co.	189,724	1,464,669
Diversified Healthcare Trust	311,304	1,017,964
Douglas Emmett, Inc.	181,005	2,744,036
Easterly Government Properties, Inc.	34,635	761,970
EastGroup Properties, Inc.	10,020	1,635,665
Elme Communities	57,233	863,074
Empire State Realty Trust, Inc., Class A	161,465	1,169,007
EPR Properties	51,222	2,819,259
Equity LifeStyle Properties, Inc.	50,818	3,045,015
Essential Properties Realty Trust, Inc.	30,022	915,371
Federal Realty Investment Trust	37,614	3,466,506
First Industrial Realty Trust, Inc.	40,123	1,954,793
Four Corners Property Trust, Inc.	29,020	732,465
Global Net Lease, Inc.	169,618	1,185,630
Healthcare Realty Trust, Inc., Class A	214,148	3,289,313
Highwoods Properties, Inc.	100,079	2,903,292
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc. *	762,856	1,868,997
Independence Realty Trust, Inc.	65,158	1,092,700
Innovative Industrial Properties, Inc.	6,301	325,762
InvenTrust Properties Corp.	34,810	959,712
JBG SMITH Properties	146,803	3,109,288
Kilroy Realty Corp.	106,120	3,911,583
Kite Realty Group Trust	78,132	1,717,341
Lineage, Inc.	12,924	557,671
LTC Properties, Inc.	20,996	714,704
LXP Industrial Trust	189,962	1,474,105
Macerich Co.	186,879	3,122,748
Medical Properties Trust, Inc. (a)	382,285	1,575,014
National Health Investors, Inc.	17,363	1,212,979
National Storage Affiliates Trust	27,996	824,762
NNN REIT, Inc.	71,628	2,955,371
Omega Healthcare Investors, Inc.	101,367	3,943,176
Outfront Media, Inc.	131,624	2,307,369
Paramount Group, Inc. *	170,419	1,042,964
Park Hotels & Resorts, Inc.	145,650	1,552,629

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Peakstone Realty Trust	55,603	756,201
Pebblebrook Hotel Trust	140,874	1,412,966
Phillips Edison & Co., Inc.	49,862	1,684,837
Piedmont Realty Trust, Inc., Class A	142,407	1,076,597
PotlatchDeltic Corp.	85,038	3,477,204
Rayonier, Inc.	96,868	2,257,993
Rexford Industrial Realty, Inc.	48,686	1,778,500
RLJ Lodging Trust	252,471	1,868,285
Ryman Hospitality Properties, Inc.	16,223	1,542,158
Sabra Health Care REIT, Inc.	146,419	2,639,935
Service Properties Trust (c)	1,006,430	2,646,911
Sila Realty Trust, Inc.	13,616	332,775
SITE Centers Corp.	10,770	115,993
SL Green Realty Corp.	59,057	3,381,013
STAG Industrial, Inc.	64,919	2,228,669
Summit Hotel Properties, Inc.	62,690	327,242
Sunstone Hotel Investors, Inc.	183,179	1,602,816
Tanger, Inc.	45,675	1,371,164
Terreno Realty Corp.	16,803	932,398
Uniti Group, Inc. *	558,650	2,972,018
Urban Edge Properties	71,390	1,407,811
Veris Residential, Inc.	46,081	648,820
Xenia Hotels & Resorts, Inc.	114,868	1,459,972
		128,750,618

Financial Services 7.5%
Acadian Asset Management, Inc.	19,366	809,305
AGNC Investment Corp.	177,129	1,670,326
Apollo Commercial Real Estate Finance, Inc.	176,342	1,696,410
Apollo Global Management, Inc.	16,273	2,364,792
Arbor Realty Trust, Inc. (a)	156,560	1,747,210
ARES Management Corp., Class A	17,910	3,322,842
Artisan Partners Asset Management, Inc., Class A	59,973	2,713,778
B Riley Financial, Inc. *(a)	101,601	545,597
BGC Group, Inc., Class A	159,061	1,474,495
Blackstone Mortgage Trust, Inc., Class A	160,874	2,972,952
BrightSpire Capital, Inc., Class A	93,329	483,444
Chimera Investment Corp.	174,359	2,331,180
Claros Mortgage Trust, Inc.	318,075	906,514
Cohen & Steers, Inc.	11,377	836,892
Coinbase Global, Inc., Class A *	5,425	2,049,348
Credit Acceptance Corp. *	5,639	2,764,689
DigitalBridge Group, Inc.	247,581	2,659,020
Donnelley Financial Solutions, Inc. *	21,733	1,150,980
Enact Holdings, Inc.	9,490	329,872
Encore Capital Group, Inc. *	46,292	1,707,249
Enova International, Inc. *	23,664	2,474,308
Essent Group Ltd.	53,940	3,020,101
Euronet Worldwide, Inc. *	33,546	3,260,000
EZCORP, Inc., Class A *	27,973	400,573
FactSet Research Systems, Inc.	8,455	3,406,520
Federal Agricultural Mortgage Corp., Class C	4,083	703,378
Federated Hermes, Inc.	86,314	4,278,585
FirstCash Holdings, Inc.	26,250	3,498,862
Franklin BSP Realty Trust, Inc.	81,115	819,262
Green Dot Corp., Class A *	42,607	431,183
Hamilton Lane, Inc., Class A	2,512	382,578
Houlihan Lokey, Inc., Class A	16,658	3,176,014
Interactive Brokers Group, Inc., Class A	37,121	2,433,653
Janus Henderson Group PLC	46,363	2,007,518
KKR Real Estate Finance Trust, Inc.	40,779	368,642
Ladder Capital Corp., Class A	108,439	1,184,154
LendingClub Corp. *	30,943	482,401
loanDepot, Inc., Class A *	230,057	365,791
MarketAxess Holdings, Inc.	10,286	2,113,773
SECURITY	NUMBER OF SHARES	VALUE ($)
MFA Financial, Inc.	137,477	1,249,666
Moelis & Co., Class A	45,477	3,189,757
Morningstar, Inc.	5,593	1,546,241
Mr. Cooper Group, Inc. *	37,331	5,813,183
Navient Corp.	142,425	1,842,980
NCR Atleos Corp. *	57,636	1,763,662
Nelnet, Inc., Class A	9,332	1,164,354
New York Mortgage Trust, Inc.	81,700	517,161
NMI Holdings, Inc., Class A *	33,077	1,234,434
Oppenheimer Holdings, Inc., Class A	6,450	488,975
Paysafe Ltd. *	25,487	309,667
PennyMac Financial Services, Inc.	31,436	2,927,949
PennyMac Mortgage Investment Trust	117,018	1,379,642
Piper Sandler Cos.	7,623	2,403,684
PJT Partners, Inc., Class A	5,628	1,005,273
PRA Group, Inc. *	31,304	475,821
PROG Holdings, Inc.	40,070	1,275,829
Radian Group, Inc.	121,399	3,958,821
Ready Capital Corp. (a)	192,924	812,210
Redwood Trust, Inc.	73,602	401,867
Regional Management Corp.	12,001	398,913
Rocket Cos., Inc., Class A (a)	80,153	1,183,860
Shift4 Payments, Inc., Class A *	3,086	317,858
Stifel Financial Corp.	42,160	4,811,299
Toast, Inc., Class A *	35,631	1,740,218
TPG RE Finance Trust, Inc.	43,763	380,738
TPG, Inc.	24,911	1,421,671
Tradeweb Markets, Inc., Class A	12,531	1,736,170
Two Harbors Investment Corp.	85,353	832,192
Victory Capital Holdings, Inc., Class A	20,617	1,420,717
Virtu Financial, Inc., Class A	85,895	3,791,405
Virtus Investment Partners, Inc.	6,569	1,269,853
Walker & Dunlop, Inc.	28,218	2,116,632
WEX, Inc. *	19,220	3,261,250
World Acceptance Corp. *	2,672	420,359
		128,208,502

Food, Beverage & Tobacco 2.0%
B&G Foods, Inc.	192,701	790,074
Boston Beer Co., Inc., Class A *	7,713	1,597,208
Calavo Growers, Inc.	18,994	499,542
Cal-Maine Foods, Inc.	35,626	3,959,474
Coca-Cola Consolidated, Inc.	20,607	2,302,832
Fresh Del Monte Produce, Inc.	119,309	4,484,825
Hain Celestial Group, Inc. *	371,797	583,721
J&J Snack Foods Corp.	8,389	947,034
John B Sanfilippo & Son, Inc.	13,250	838,858
Marzetti Co.	11,231	1,996,423
MGP Ingredients, Inc.	9,715	274,740
Nomad Foods Ltd.	188,824	3,179,796
Pilgrim's Pride Corp.	35,644	1,689,169
Seaboard Corp.	925	2,929,642
Seneca Foods Corp., Class A *	5,434	569,103
Simply Good Foods Co. *	36,372	1,107,891
TreeHouse Foods, Inc. *	93,008	1,787,614
Universal Corp.	53,688	2,924,385
WK Kellogg Co.	115,089	2,652,802
		35,115,133

Health Care Equipment & Services 4.3%
Acadia Healthcare Co., Inc. *	92,732	2,018,776
AdaptHealth Corp., Class A *	104,716	939,303
Addus HomeCare Corp. *	8,577	915,852
agilon health, Inc. *	409,584	733,155
Amedisys, Inc. *	26,016	2,565,178
AMN Healthcare Services, Inc. *	59,878	1,098,163
Astrana Health, Inc. *	22,964	547,921

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Avanos Medical, Inc. *	35,187	393,039
BrightSpring Health Services, Inc. *	15,896	328,252
Brookdale Senior Living, Inc. *	229,074	1,775,324
Chemed Corp.	7,437	3,066,275
Claritev Corp. *	21,904	873,312
Clover Health Investments Corp., Class A *	80,729	233,307
Concentra Group Holdings Parent, Inc.	111,712	2,230,889
CONMED Corp.	19,522	998,550
Cross Country Healthcare, Inc. *	51,103	687,335
Dexcom, Inc. *	42,765	3,454,129
Embecta Corp.	57,408	583,265
Enhabit, Inc. *	54,302	364,909
Enovis Corp. *	60,172	1,612,610
Ensign Group, Inc.	17,442	2,616,300
Envista Holdings Corp. *	203,478	3,843,699
Evolent Health, Inc., Class A *	42,823	430,371
Fulgent Genetics, Inc. *	21,716	373,081
Globus Medical, Inc., Class A *	25,554	1,344,907
Haemonetics Corp. *	24,520	1,815,461
HealthEquity, Inc. *	13,283	1,288,451
ICU Medical, Inc. *	11,986	1,539,122
Insulet Corp. *	3,297	950,855
Integer Holdings Corp. *	13,809	1,498,415
Integra LifeSciences Holdings Corp. *	108,166	1,421,301
Lantheus Holdings, Inc. *	5,550	395,105
LivaNova PLC *	21,454	905,144
Masimo Corp. *	16,279	2,503,547
Merit Medical Systems, Inc. *	14,903	1,264,669
National HealthCare Corp.	11,736	1,127,008
Neogen Corp. *	93,235	433,543
OmniAb, Inc., Class A *(b)	2,660	0
OmniAb, Inc., Class B *(b)	2,660	0
Omnicell, Inc. *	31,983	991,793
Option Care Health, Inc. *	101,246	2,971,570
Owens & Minor, Inc. *	390,029	2,702,901
Pediatrix Medical Group, Inc. *	66,403	813,437
Penumbra, Inc. *	3,643	919,020
Premier, Inc., Class A	187,479	4,027,049
Privia Health Group, Inc. *	35,841	699,616
QuidelOrtho Corp. *	40,141	924,046
RadNet, Inc. *	6,633	363,024
Select Medical Holdings Corp.	105,823	1,565,122
Surgery Partners, Inc. *	46,054	1,010,885
Teladoc Health, Inc. *	173,463	1,250,668
Varex Imaging Corp. *	42,684	310,740
Veeva Systems, Inc., Class A *	13,542	3,848,636
Waystar Holding Corp. *	7,495	277,165
Zimvie, Inc. *	60,655	1,139,707
		72,985,902

Household & Personal Products 1.2%
BellRing Brands, Inc. *	11,658	636,294
Central Garden & Pet Co. *	9,083	354,419
Central Garden & Pet Co., Class A *	71,328	2,533,571
Coty, Inc., Class A *	294,998	1,430,740
Edgewell Personal Care Co.	75,813	1,912,762
elf Beauty, Inc. *	4,716	571,532
Energizer Holdings, Inc.	74,473	1,677,132
Herbalife Ltd. *	365,179	3,359,647
Interparfums, Inc.	6,103	736,022
Medifast, Inc. *	54,840	755,147
Nu Skin Enterprises, Inc., Class A	206,843	1,733,344
Reynolds Consumer Products, Inc.	48,139	1,082,646
Spectrum Brands Holdings, Inc.	51,248	2,742,280
SECURITY	NUMBER OF SHARES	VALUE ($)
USANA Health Sciences, Inc. *	18,988	558,057
WD-40 Co.	3,841	823,510
		20,907,103

Insurance 1.5%
AMERISAFE, Inc.	9,184	411,260
Brighthouse Financial, Inc. *	12,268	587,024
CNA Financial Corp.	19,363	858,362
Employers Holdings, Inc.	28,549	1,178,503
Erie Indemnity Co., Class A	6,147	2,189,807
Hanover Insurance Group, Inc.	11,271	1,934,442
Horace Mann Educators Corp.	28,284	1,202,919
Kemper Corp.	55,253	3,403,032
Kinsale Capital Group, Inc.	1,799	792,801
Mercury General Corp.	22,122	1,531,948
ProAssurance Corp. *	17,742	421,550
RLI Corp.	32,071	2,116,365
Safety Insurance Group, Inc.	16,014	1,126,585
Selective Insurance Group, Inc.	33,352	2,600,455
Stewart Information Services Corp.	42,915	2,786,471
White Mountains Insurance Group Ltd.	1,512	2,703,154
		25,844,678

Materials 5.1%
AdvanSix, Inc.	29,547	594,486
Alpha Metallurgical Resources, Inc. *	7,836	925,197
Ardagh Metal Packaging SA	103,894	411,420
Ashland, Inc.	25,476	1,313,543
Avient Corp.	79,253	2,502,017
Balchem Corp.	9,066	1,382,293
Cabot Corp.	40,456	2,920,114
Carpenter Technology Corp.	12,830	3,199,674
Clearwater Paper Corp. *	29,770	671,611
Coeur Mining, Inc. *	135,073	1,173,784
Compass Minerals International, Inc. *	48,790	972,385
Ecovyst, Inc. *	217,724	1,874,604
Element Solutions, Inc.	136,393	3,218,875
Ferroglobe PLC	107,179	453,367
Greif, Inc., Class A	55,085	3,494,042
Hawkins, Inc.	7,996	1,305,587
HB Fuller Co.	51,032	2,867,998
Hecla Mining Co.	252,413	1,448,851
Ingevity Corp. *	55,890	2,335,643
Innospec, Inc.	21,896	1,749,490
Kaiser Aluminum Corp.	25,156	1,944,810
Knife River Corp. *	30,130	2,485,122
Koppers Holdings, Inc.	42,432	1,394,316
LSB Industries, Inc. *	45,795	353,995
Magnera Corp. *	18,969	236,164
Materion Corp.	15,127	1,592,873
Mativ Holdings, Inc.	113,215	749,483
Metallus, Inc. *	47,992	758,274
Minerals Technologies, Inc.	37,529	2,182,311
MP Materials Corp. *	28,977	1,782,086
Myers Industries, Inc.	32,895	481,912
NewMarket Corp.	5,237	3,597,819
Olympic Steel, Inc.	24,298	755,668
Orion SA	105,741	1,025,688
Perimeter Solutions, Inc. *	2,717	43,825
Quaker Chemical Corp.	10,691	1,223,264
Rayonier Advanced Materials, Inc. *	124,679	478,767
Royal Gold, Inc.	14,288	2,163,489
Ryerson Holding Corp.	153,653	3,165,252
Scotts Miracle-Gro Co.	40,323	2,526,639
Sensient Technologies Corp.	29,695	3,334,452
Silgan Holdings, Inc.	76,100	3,540,933
Southern Copper Corp.	37,871	3,565,933

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stepan Co.	40,187	2,040,294
SunCoke Energy, Inc.	96,162	710,637
Sylvamo Corp.	39,277	1,809,491
Tredegar Corp. *	42,531	370,445
TriMas Corp.	46,747	1,670,270
Trinseo PLC (a)	145,324	388,015
Tronox Holdings PLC	401,584	1,281,053
Warrior Met Coal, Inc.	67,123	3,448,780
Worthington Steel, Inc.	43,289	1,321,180
		87,238,221

Media & Entertainment 3.2%
Advantage Solutions, Inc. *	206,426	282,804
AMC Entertainment Holdings, Inc., Class A *	85,233	247,176
AMC Networks, Inc., Class A *	146,786	879,248
Angi, Inc. *	21,966	356,289
Cable One, Inc.	9,877	1,264,058
Cargurus, Inc. *	38,100	1,250,442
Cars.com, Inc. *	57,733	743,024
Cinemark Holdings, Inc.	39,661	1,065,691
Clear Channel Outdoor Holdings, Inc. *	304,320	322,579
EchoStar Corp., Class A *	98,254	3,202,098
EW Scripps Co., Class A *	389,189	1,163,675
Gannett Co., Inc. *	161,523	615,403
Gray Media, Inc.	367,547	1,657,637
IAC, Inc. *	55,703	2,189,128
iHeartMedia, Inc., Class A *	554,226	1,036,403
John Wiley & Sons, Inc., Class A	46,862	1,808,873
Liberty Broadband Corp., Class C *	20,169	1,236,763
Liberty Media Corp.-Liberty Formula One, Class C *	37,022	3,715,158
Lionsgate Studios Corp. *	77,700	459,984
Live Nation Entertainment, Inc. *	7,249	1,070,677
Match Group, Inc.	112,815	3,866,170
New York Times Co., Class A	58,551	3,038,211
Pinterest, Inc., Class A *	69,904	2,698,294
Roku, Inc. *	24,753	2,330,742
Scholastic Corp.	69,912	1,724,729
Shutterstock, Inc.	30,498	584,342
Sinclair, Inc.	127,160	1,838,734
Sirius XM Holdings, Inc.	16,687	352,429
Snap, Inc., Class A *	155,850	1,469,665
Starz Entertainment Corp. *	5,219	75,936
Thryv Holdings, Inc. *	39,879	524,808
TKO Group Holdings, Inc.	6,271	1,053,591
Trade Desk, Inc., Class A *	15,114	1,314,313
TripAdvisor, Inc. *	89,489	1,565,163
Warner Music Group Corp., Class A	29,440	861,414
WideOpenWest, Inc. *	76,267	257,020
Yelp, Inc., Class A *	76,340	2,628,386
Ziff Davis, Inc. *	68,506	2,131,907
ZoomInfo Technologies, Inc., Class A *	117,317	1,270,543
		54,153,507

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Amneal Pharmaceuticals, Inc. *	45,101	352,690
Azenta, Inc. *	23,807	778,489
BioMarin Pharmaceutical, Inc. *	38,335	2,217,680
Bio-Rad Laboratories, Inc., Class A *	11,809	2,857,188
Bio-Techne Corp.	35,300	1,931,969
Bruker Corp.	48,794	1,875,153
Charles River Laboratories International, Inc. *	11,503	1,951,369
Collegium Pharmaceutical, Inc. *	10,600	316,516
Corcept Therapeutics, Inc. *	20,270	1,361,536
Elanco Animal Health, Inc. *	168,884	2,310,333
SECURITY	NUMBER OF SHARES	VALUE ($)
Emergent BioSolutions, Inc. *	109,808	645,671
Exact Sciences Corp. *	21,181	994,448
Exelixis, Inc. *	82,454	2,986,484
Fortrea Holdings, Inc. *	175,855	1,009,408
Halozyme Therapeutics, Inc. *	22,533	1,351,304
Incyte Corp. *	58,491	4,380,391
Innoviva, Inc. *	26,777	486,538
Ironwood Pharmaceuticals, Inc., Class A *	442,210	337,848
Jazz Pharmaceuticals PLC *	20,644	2,366,422
Medpace Holdings, Inc. *	3,387	1,446,926
Myriad Genetics, Inc. *	71,306	273,815
Neurocrine Biosciences, Inc. *	15,926	2,042,191
Pacira BioSciences, Inc. *	15,125	318,986
Prestige Consumer Healthcare, Inc. *	23,275	1,721,186
Repligen Corp. *	7,175	839,977
Royalty Pharma PLC, Class A	138,074	5,081,123
Sotera Health Co. *	28,271	324,834
Supernus Pharmaceuticals, Inc. *	26,961	946,331
United Therapeutics Corp. *	6,191	1,700,668
Vir Biotechnology, Inc. *	54,089	274,231
		45,481,705

Real Estate Management & Development 1.4%
Anywhere Real Estate, Inc. *	454,843	2,101,375
Compass, Inc., Class A *	383,105	3,041,854
CoStar Group, Inc. *	51,617	4,913,422
Cushman & Wakefield PLC *	145,598	1,774,840
eXp World Holdings, Inc.	180,237	1,942,955
Howard Hughes Holdings, Inc. *	7,318	502,966
Kennedy-Wilson Holdings, Inc.	148,564	1,087,488
Marcus & Millichap, Inc.	26,365	821,533
Newmark Group, Inc., Class A	115,394	1,750,527
Opendoor Technologies, Inc. *(a)	1,483,824	2,730,236
Zillow Group, Inc., Class C *	48,621	3,867,801
		24,534,997

Semiconductors & Semiconductor Equipment 2.6%
Allegro MicroSystems, Inc. *	19,563	614,474
Alpha & Omega Semiconductor Ltd. *	12,117	308,620
Amkor Technology, Inc.	167,746	3,784,350
Axcelis Technologies, Inc. *	16,889	1,143,216
Cirrus Logic, Inc. *	33,937	3,417,795
Cohu, Inc. *	51,779	924,773
Diodes, Inc. *	54,017	2,666,819
Enphase Energy, Inc. *	31,215	1,010,117
Entegris, Inc.	38,069	2,986,894
First Solar, Inc. *	11,653	2,036,129
FormFactor, Inc. *	34,473	979,378
GLOBALFOUNDRIES, Inc. *	44,459	1,662,322
Ichor Holdings Ltd. *	38,711	766,091
Lattice Semiconductor Corp. *	23,490	1,170,507
MACOM Technology Solutions Holdings, Inc. *	3,148	431,717
MaxLinear, Inc. *	67,036	1,060,509
MKS, Inc.	20,588	1,959,566
Monolithic Power Systems, Inc.	4,076	2,899,014
Onto Innovation, Inc. *	10,382	983,694
Penguin Solutions, Inc. *	47,045	1,108,851
Photronics, Inc. *	64,777	1,318,860
Power Integrations, Inc.	31,956	1,550,505
Rambus, Inc. *	18,077	1,336,433
Semtech Corp. *	26,969	1,378,116
Silicon Laboratories, Inc. *	25,737	3,391,364
Synaptics, Inc. *	25,969	1,628,256

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ultra Clean Holdings, Inc. *	53,130	1,196,488
Universal Display Corp.	9,570	1,381,908
		45,096,766

Software & Services 4.0%
ACI Worldwide, Inc. *	43,598	1,855,531
Alarm.com Holdings, Inc. *	13,211	721,717
AppLovin Corp., Class A *	7,177	2,804,054
Bentley Systems, Inc., Class B	14,530	842,449
Blackbaud, Inc. *	14,314	965,050
CCC Intelligent Solutions Holdings, Inc. *	49,516	478,820
Commvault Systems, Inc. *	8,885	1,687,706
Consensus Cloud Solutions, Inc. *	12,657	255,418
Crowdstrike Holdings, Inc., Class A *	1,014	460,934
Datadog, Inc., Class A *	2,809	393,204
DigitalOcean Holdings, Inc. *	9,673	269,490
Docusign, Inc., Class A *	4,393	332,287
Dolby Laboratories, Inc., Class A	37,565	2,830,147
Dropbox, Inc., Class A *	136,772	3,716,095
Dynatrace, Inc. *	18,372	966,551
Fair Isaac Corp. *	1,826	2,623,451
Globant SA *	5,822	490,562
Guidewire Software, Inc. *	5,770	1,305,289
HubSpot, Inc. *	509	264,502
InterDigital, Inc.	7,985	2,061,727
LiveRamp Holdings, Inc. *	59,494	1,952,593
Manhattan Associates, Inc. *	7,622	1,674,248
NCR Voyix Corp. *	222,091	3,024,879
Okta, Inc. *	12,364	1,209,199
Palantir Technologies, Inc., Class A *	21,616	3,422,894
Progress Software Corp.	17,134	823,803
PTC, Inc. *	13,868	2,978,985
Qualys, Inc. *	10,174	1,353,854
RingCentral, Inc., Class A *	22,395	570,849
ServiceNow, Inc. *	2,719	2,564,343
Snowflake, Inc., Class A *	6,744	1,507,284
SPS Commerce, Inc. *	4,533	493,485
Teradata Corp. *	110,703	2,317,014
Twilio, Inc., Class A *	30,844	3,978,876
Tyler Technologies, Inc. *	3,752	2,193,269
Unisys Corp. *	70,156	289,744
Unity Software, Inc. *	43,502	1,451,227
Verint Systems, Inc. *	35,403	753,376
VeriSign, Inc.	19,475	5,236,243
Workday, Inc., Class A *	11,686	2,680,535
Zoom Communications, Inc. *	28,168	2,085,840
		67,887,524

Technology Hardware & Equipment 4.4%
Advanced Energy Industries, Inc.	18,084	2,512,229
Badger Meter, Inc.	4,893	923,603
Belden, Inc.	22,582	2,792,264
Benchmark Electronics, Inc.	59,478	2,289,903
Calix, Inc. *	22,514	1,276,319
Cognex Corp.	82,688	3,371,190
Coherent Corp. *	21,173	2,278,215
CommScope Holding Co., Inc. *	332,891	2,729,706
Crane NXT Co.	25,039	1,485,814
CTS Corp.	20,381	798,731
ePlus, Inc. *	24,933	1,615,160
Ingram Micro Holding Corp.	30,787	607,120
IPG Photonics Corp. *	35,771	2,678,890
Itron, Inc. *	19,754	2,460,163
Kimball Electronics, Inc. *	29,284	549,368
Knowles Corp. *	75,958	1,542,707
Littelfuse, Inc.	15,240	3,921,709
Lumentum Holdings, Inc. *	45,467	5,005,007
SECURITY	NUMBER OF SHARES	VALUE ($)
Methode Electronics, Inc.	77,663	509,469
NETGEAR, Inc. *	18,109	421,034
NetScout Systems, Inc. *	83,542	1,789,470
Novanta, Inc. *	6,355	781,792
OSI Systems, Inc. *	9,047	1,999,477
PC Connection, Inc.	21,669	1,334,594
Plexus Corp. *	22,718	2,896,545
Pure Storage, Inc., Class A *	22,697	1,350,925
Rogers Corp. *	17,323	1,136,042
ScanSource, Inc. *	27,972	1,086,433
Super Micro Computer, Inc. *	95,242	5,616,421
TTM Technologies, Inc. *	117,891	5,570,350
Viasat, Inc. *	268,809	4,416,532
Viavi Solutions, Inc. *	191,799	1,927,580
Vishay Intertechnology, Inc.	129,405	2,120,948
Vontier Corp.	87,367	3,623,110
		75,418,820

Telecommunication Services 0.4%
Cogent Communications Holdings, Inc.	19,090	870,313
GCI Liberty, Inc. *(b)	14,650	0
GCI Liberty, Inc., Class C *	4,053	134,762
IDT Corp., Class B	7,018	413,430
IHS Holding Ltd. *	128,180	833,170
Iridium Communications, Inc.	64,497	1,577,597
Liberty Latin America Ltd., Class C *	268,565	1,917,554
Shenandoah Telecommunications Co.	31,810	466,971
U.S. Cellular Corp. *	15,145	1,104,525
		7,318,322

Transportation 2.3%
Allegiant Travel Co. *	28,265	1,459,605
American Airlines Group, Inc. *	126,130	1,449,234
ArcBest Corp.	41,320	3,021,732
Covenant Logistics Group, Inc., Class A	13,593	328,271
Forward Air Corp. *	65,412	1,987,871
Genco Shipping & Trading Ltd.	39,605	630,908
Global Ship Lease, Inc., Class A	23,052	657,443
Heartland Express, Inc.	78,987	617,678
JetBlue Airways Corp. *	591,021	2,624,133
Kirby Corp. *	28,427	2,709,377
Lyft, Inc., Class A *	31,797	447,066
Marten Transport Ltd.	92,369	1,123,207
RXO, Inc. *	123,200	1,903,440
Saia, Inc. *	9,899	2,991,874
Schneider National, Inc., Class B	69,223	1,692,502
SkyWest, Inc. *	39,772	4,611,961
Southwest Airlines Co.	46,945	1,452,009
Sun Country Airlines Holdings, Inc. *	23,423	271,472
United Airlines Holdings, Inc. *	55,301	4,883,631
Werner Enterprises, Inc.	64,329	1,783,200
XPO, Inc. *	29,159	3,507,536
		40,154,150

Utilities 3.4%
ALLETE, Inc.	46,433	3,061,328
American States Water Co.	14,463	1,064,332
Avista Corp.	78,869	2,941,814
Black Hills Corp.	69,621	4,022,701
California Water Service Group	29,519	1,342,229
Chesapeake Utilities Corp.	9,421	1,129,389
Clearway Energy, Inc., Class C	67,914	2,216,034
Essential Utilities, Inc.	60,903	2,241,230
H2O America	19,279	930,983
Hawaiian Electric Industries, Inc. *	324,085	3,474,191
IDACORP, Inc.	30,858	3,867,433

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MDU Resources Group, Inc.	68,235	1,177,054
MGE Energy, Inc.	15,471	1,314,107
New Jersey Resources Corp.	68,760	3,156,771
Northwest Natural Holding Co.	39,549	1,578,796
Northwestern Energy Group, Inc.	57,021	3,062,028
ONE Gas, Inc.	47,988	3,488,727
Ormat Technologies, Inc.	23,421	2,094,072
Otter Tail Corp.	26,744	2,064,102
Southwest Gas Holdings, Inc.	58,328	4,557,750
Spire, Inc.	50,841	3,786,129
Talen Energy Corp. *	3,989	1,506,127
TXNM Energy, Inc.	73,828	4,192,692
Unitil Corp.	6,470	333,723
		58,603,742
Total Common Stocks (Cost $1,286,971,854)		1,713,054,801

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)	2,182,219	2,182,219
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	11,962,181	11,962,181
		14,144,400
Total Short-Term Investments (Cost $14,144,400)		14,144,400
Total Investments in Securities (Cost $1,301,116,254)		1,727,199,201

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/19/25	15	1,665,150	(28,395)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,944,578.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at July 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$—	$1,066,950	($430,626 )	($494,463 )	$1,520,121	$—	—	$52,600

Equity Real Estate Investment Trusts (REITs) 0.2%
Diversified Healthcare Trust	2,705,178	603,685	(1,456,309)	447,388	(1,281,978)	—	—	8,587
Service Properties Trust	—	1,087,131	(297,018)	(128,328)	1,315	2,646,911	1,006,430	27,554
						2,646,911

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	2,807,241	491,419	(1,971,090)	1,234,713	(1,916,612)	—	—	—
Total	$5,512,419	$3,249,185	($4,155,043 )	$1,059,310	($1,677,154 )	$2,646,911		$88,741

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$1,503,999,959	$—	$—	$1,503,999,959
Equity Real Estate Investment Trusts (REITs)	128,750,618	—	0 *	128,750,618
Health Care Equipment & Services	72,985,902	—	0 *	72,985,902
Telecommunication Services	7,318,322	—	0 *	7,318,322
Short-Term Investments [1]	14,144,400	—	—	14,144,400
Liabilities
Futures Contracts [2]	(28,395)	—	—	(28,395)
Total	$1,727,170,806	$—	$0	$1,727,170,806

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Equity Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Australia 4.5%
AGL Energy Ltd.	246,691	1,537,402
Ampol Ltd.	102,600	1,793,843
ANZ Group Holdings Ltd.	409,070	8,027,384
APA Group	213,831	1,150,066
Aristocrat Leisure Ltd.	29,533	1,322,396
Aurizon Holdings Ltd.	618,890	1,284,709
BHP Group Ltd.	1,134,373	28,648,833
BlueScope Steel Ltd.	198,391	3,007,665
Brambles Ltd.	160,463	2,454,994
Coles Group Ltd.	227,644	3,030,844
Commonwealth Bank of Australia	114,276	12,973,699
Computershare Ltd.	36,112	972,113
CSL Ltd.	23,629	4,087,444
Downer EDI Ltd.	312,058	1,376,058
Dyno Nobel Ltd.	498,187	936,822
Endeavour Group Ltd.	358,064	937,657
Fortescue Ltd.	469,292	5,309,690
Goodman Group	36,729	821,204
Insurance Australia Group Ltd.	216,101	1,213,065
JB Hi-Fi Ltd.	20,216	1,439,824
Lendlease Corp. Ltd.	270,991	910,802
Macquarie Group Ltd.	28,282	3,916,644
Medibank Pvt Ltd.	458,941	1,500,004
Metcash Ltd.	431,901	1,078,243
Mineral Resources Ltd. *	37,763	682,083
Mirvac Group	300,842	431,645
National Australia Bank Ltd.	308,465	7,655,066
Northern Star Resources Ltd.	76,327	758,334
Orica Ltd.	76,389	1,043,173
Origin Energy Ltd.	240,911	1,801,487
QBE Insurance Group Ltd.	144,698	2,146,481
Ramsay Health Care Ltd.	42,898	1,061,926
Rio Tinto Ltd.	109,279	7,771,695
Santos Ltd.	595,531	2,996,644
Scentre Group	496,211	1,187,551
Sims Ltd.	50,488	489,905
Sonic Healthcare Ltd.	97,875	1,728,359
South32 Ltd.	1,211,071	2,264,751
Stockland	307,823	1,091,320
Suncorp Group Ltd.	139,288	1,867,123
Telstra Group Ltd.	884,160	2,817,889
Transurban Group	194,614	1,722,299
Treasury Wine Estates Ltd.	49,089	237,376
Viva Energy Group Ltd.	531,328	711,036
Wesfarmers Ltd.	108,502	5,935,005
Westpac Banking Corp.	401,502	8,668,479
Whitehaven Coal Ltd.	303,557	1,244,978
Woodside Energy Group Ltd.	366,219	6,197,296
Woolworths Group Ltd.	199,227	4,022,014
Worley Ltd.	138,191	1,176,017
		157,441,337

Austria 0.5%
ams-OSRAM AG *	93,045	1,226,409
BAWAG Group AG *	11,678	1,473,850
Erste Group Bank AG	42,300	3,868,076
SECURITY	NUMBER OF SHARES	VALUE ($)
OMV AG	87,125	4,437,134
Raiffeisen Bank International AG	56,044	1,618,238
voestalpine AG	81,815	2,252,408
Wienerberger AG	30,550	1,024,109
		15,900,224

Belgium 0.6%
Ageas SA	34,249	2,328,667
Anheuser-Busch InBev SA	144,942	8,333,100
KBC Group NV	34,881	3,638,224
Proximus SADP	142,867	1,187,043
Syensqo SA	15,736	1,247,169
UCB SA	6,957	1,494,745
Umicore SA	219,070	3,462,133
		21,691,081

Canada 8.2%
Agnico Eagle Mines Ltd.	20,461	2,540,052
Algonquin Power & Utilities Corp.	182,306	1,074,942
Alimentation Couche-Tard, Inc.	153,666	7,984,954
AltaGas Ltd.	48,495	1,431,820
ARC Resources Ltd.	89,747	1,752,061
Atco Ltd., Class I	32,421	1,174,138
AtkinsRealis Group, Inc.	9,342	661,478
B2Gold Corp.	315,334	1,060,520
Bank of Montreal	83,016	9,163,155
Bank of Nova Scotia	212,088	11,799,844
Barrick Mining Corp.	298,081	6,292,486
Bausch Health Cos., Inc. *	189,654	1,118,269
BCE, Inc.	145,066	3,383,757
Brookfield Corp.	141,751	9,494,739
Brookfield Infrastructure Corp., Class A	2,220	86,663
Canadian Imperial Bank of Commerce	111,753	7,987,081
Canadian National Railway Co.	58,043	5,419,748
Canadian Natural Resources Ltd.	382,398	12,104,486
Canadian Pacific Kansas City Ltd.	49,101	3,610,993
Canadian Tire Corp. Ltd., Class A	18,915	2,533,376
Capital Power Corp.	10,523	441,091
CCL Industries, Inc., Class B	18,884	1,055,547
Cenovus Energy, Inc.	417,035	6,347,624
CGI, Inc.	24,104	2,323,768
Constellation Software, Inc.	319	1,100,541
Dollarama, Inc.	10,119	1,383,037
Element Fleet Management Corp.	18,683	485,952
Emera, Inc.	45,472	2,135,110
Empire Co. Ltd., Class A	56,039	2,231,692
Enbridge, Inc.	301,731	13,664,564
Fairfax Financial Holdings Ltd.	2,398	4,241,428
Finning International, Inc.	38,423	1,674,351
First Quantum Minerals Ltd. *	137,924	2,318,310
Fortis, Inc.	67,884	3,321,691
Franco-Nevada Corp.	5,763	918,021
George Weston Ltd.	13,121	2,493,236
Gildan Activewear, Inc.	21,788	1,100,564
Great-West Lifeco, Inc.	31,245	1,173,266
Hydro One Ltd.	33,570	1,187,161
iA Financial Corp., Inc.	11,622	1,137,624
Imperial Oil Ltd.	38,057	3,173,156
Intact Financial Corp.	12,251	2,532,251

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Keyera Corp.	34,396	1,079,840
Kinross Gold Corp.	152,849	2,445,628
Linamar Corp.	21,540	1,041,556
Loblaw Cos. Ltd.	23,786	3,846,513
Lundin Mining Corp.	108,528	1,108,308
Magna International, Inc.	180,532	7,403,167
Manulife Financial Corp.	211,316	6,538,046
MEG Energy Corp.	61,046	1,203,209
Methanex Corp.	21,823	729,533
Metro, Inc.	40,748	3,115,799
National Bank of Canada	32,222	3,351,730
Northland Power, Inc.	23,214	379,305
Nutrien Ltd.	190,067	11,276,998
Onex Corp.	11,308	919,918
Open Text Corp.	40,084	1,179,724
Parkland Corp.	50,219	1,417,483
Pembina Pipeline Corp.	75,775	2,816,406
Power Corp. of Canada	85,782	3,457,034
Quebecor, Inc., Class B	37,090	1,043,424
Restaurant Brands International, Inc.	24,467	1,660,210
Rogers Communications, Inc., Class B	89,437	2,987,258
Royal Bank of Canada	126,587	16,242,713
Saputo, Inc.	72,516	1,520,868
Shopify, Inc., Class A *	3,691	451,173
South Bow Corp.	7,855	206,296
Sun Life Financial, Inc.	60,051	3,661,308
Suncor Energy, Inc.	353,219	13,931,451
TC Energy Corp.	120,429	5,750,276
Teck Resources Ltd., Class B	95,510	3,097,044
TELUS Corp.	141,364	2,277,168
TFI International, Inc.	10,839	942,624
Thomson Reuters Corp.	6,912	1,387,189
Toromont Industries Ltd.	9,508	964,044
Toronto-Dominion Bank	229,538	16,718,371
Tourmaline Oil Corp.	43,611	1,856,048
Vermilion Energy, Inc.	92,051	755,355
Waste Connections, Inc.	11,513	2,149,880
West Fraser Timber Co. Ltd.	31,355	2,173,760
Wheaton Precious Metals Corp.	11,499	1,051,641
Whitecap Resources, Inc.	329,879	2,490,282
WSP Global, Inc.	8,584	1,767,476
		285,510,603

China 0.1%
China Gas Holdings Ltd.	1,217,600	1,278,965
GCL Technology Holdings Ltd. *(a)	2,596,000	384,641
Kingboard Holdings Ltd.	432,000	1,547,479
SITC International Holdings Co. Ltd.	316,000	1,024,484
		4,235,569

Denmark 0.8%
AP Moller - Maersk AS, Class A	1,834	3,598,618
AP Moller - Maersk AS, Class B	2,766	5,462,189
Carlsberg AS, Class B	15,407	1,920,747
Coloplast AS, Class B	7,365	672,660
Danske Bank AS	61,038	2,421,467
DSV AS	18,415	4,126,524
Genmab AS *	1,926	414,663
ISS AS	18,494	531,635
Novo Nordisk AS, Class B	99,234	4,615,172
Novonesis Novozymes B, Class B	16,384	1,060,004
Orsted AS *	27,223	1,283,061
Pandora AS	6,992	1,154,348
Rockwool AS, Class B	8,771	384,351
Vestas Wind Systems AS	97,105	1,772,952
		29,418,391

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa OYJ	20,487	1,054,111
Fortum OYJ	118,196	2,168,391
Kesko OYJ, B Shares	78,047	1,697,477
Kone OYJ, B Shares	35,843	2,201,063
Metso OYJ	36,666	460,499
Neste OYJ	254,812	4,021,601
Nokia OYJ	1,087,455	4,431,755
Nordea Bank Abp	538,601	7,859,148
Outokumpu OYJ	370,917	1,395,652
Sampo OYJ, A Shares	325,664	3,495,570
Stora Enso OYJ, R Shares	217,642	2,239,423
UPM-Kymmene OYJ	125,583	3,254,830
Wartsila OYJ Abp	49,866	1,377,718
		35,657,238

France 8.5%
Accor SA	18,436	934,408
Air Liquide SA	48,641	9,569,457
Alstom SA *	73,270	1,718,645
Arkema SA	25,971	1,766,063
AXA SA	271,174	13,170,688
Ayvens SA	153,438	1,648,768
BNP Paribas SA	232,840	21,229,939
Bollore SE	138,574	799,303
Bouygues SA	95,077	3,914,939
Bureau Veritas SA	28,399	874,579
Capgemini SE	22,177	3,301,630
Carrefour SA	415,469	5,954,088
Cie de Saint-Gobain SA	82,473	9,461,063
Cie Generale des Etablissements Michelin SCA	191,096	6,798,521
Credit Agricole SA	193,015	3,552,347
Danone SA	93,743	7,671,628
Dassault Systemes SE	26,521	871,247
Eiffage SA	31,671	4,251,369
Elis SA	35,432	976,862
Emeis SA *	40,515	630,138
Engie SA	448,964	10,091,909
EssilorLuxottica SA	18,775	5,582,828
Eurazeo SE	5,368	314,993
Forvia SE *	215,632	2,741,382
Hermes International SCA	614	1,501,530
Kering SA	17,277	4,242,286
Klepierre SA	11,777	449,551
Legrand SA	22,738	3,358,555
L'Oreal SA	17,845	7,896,108
Louis Hachette Group	66,402	123,728
LVMH Moet Hennessy Louis Vuitton SE	20,273	10,882,785
Orange SA	968,456	14,731,244
Pernod Ricard SA	27,384	2,814,218
Publicis Groupe SA	25,839	2,361,212
Renault SA	102,610	3,796,650
Rexel SA	100,764	3,045,534
Rubis SCA	36,064	1,141,998
Safran SA	15,686	5,172,477
Sanofi SA	166,573	14,953,363
Schneider Electric SE	37,353	9,666,703
SCOR SE	55,133	1,796,070
SEB SA	8,185	597,892
Societe Generale SA	278,543	17,778,983
Sodexo SA	12,602	749,484
Teleperformance SE	15,215	1,483,327
Thales SA	7,858	2,113,752
TotalEnergies SE	775,686	46,126,527
Unibail-Rodamco-Westfield *	13,880	1,345,517
Valeo SE	189,363	2,060,168

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Veolia Environnement SA	146,363	4,960,103
Vinci SA	87,064	12,093,953
Vivendi SE *	56,746	215,113
Worldline SA *(a)	58,961	214,793
		295,500,418

Germany 8.1%
adidas AG	18,842	3,601,249
Allianz SE	48,616	19,211,956
Aurubis AG	19,110	1,906,118
BASF SE	388,140	19,022,499
Bayer AG	488,480	15,192,569
Bayerische Motoren Werke AG	158,867	15,116,415
Beiersdorf AG	7,096	881,764
BioNTech SE, ADR *	46,860	5,037,450
Brenntag SE	31,951	1,982,212
Commerzbank AG	94,845	3,458,601
Continental AG	50,520	4,314,942
Daimler Truck Holding AG	89,373	4,347,573
Deutsche Bank AG	255,364	8,410,803
Deutsche Boerse AG	7,893	2,284,133
Deutsche Lufthansa AG	324,947	2,786,366
Deutsche Post AG	317,761	14,237,506
Deutsche Telekom AG	688,652	24,699,122
E.ON SE	474,060	8,648,387
Evonik Industries AG	94,708	1,880,717
Freenet AG	25,746	835,016
Fresenius Medical Care AG	76,121	3,860,965
Fresenius SE & Co. KGaA	151,493	7,230,856
FUCHS SE	5,781	203,326
GEA Group AG	19,060	1,369,084
Hannover Rueck SE	4,912	1,490,023
Hapag-Lloyd AG (a)	10,807	1,559,904
Heidelberg Materials AG	28,469	6,567,641
Henkel AG & Co. KGaA	12,363	879,137
Infineon Technologies AG	107,760	4,233,148
K&S AG	98,822	1,494,955
KION Group AG	27,878	1,713,796
Lanxess AG	51,376	1,410,884
Mercedes-Benz Group AG	396,419	22,445,342
Merck KGaA	13,113	1,638,920
MTU Aero Engines AG	2,857	1,232,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,542	7,556,208
Puma SE	25,762	544,569
Rheinmetall AG	1,640	3,246,373
RWE AG	71,574	2,936,336
SAP SE	42,318	12,101,066
Schaeffler AG	121,803	704,213
Siemens AG	75,365	19,195,701
Siemens Energy AG *	51,757	5,992,356
Siemens Healthineers AG	22,285	1,200,329
Symrise AG	9,916	898,858
thyssenkrupp AG	647,573	7,495,757
Volkswagen AG	29,287	3,123,285
Vonovia SE	71,345	2,214,233
Zalando SE *	30,973	903,112
		283,298,165

Hong Kong 1.2%
AIA Group Ltd.	1,167,400	10,885,031
CK Asset Holdings Ltd.	484,500	2,220,075
CLP Holdings Ltd.	323,000	2,803,567
Galaxy Entertainment Group Ltd.	84,000	409,640
Hang Seng Bank Ltd.	108,900	1,586,313
HKT Trust & HKT Ltd.	688,000	1,083,309
SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong & China Gas Co. Ltd.	1,591,676	1,420,672
Hong Kong Exchanges & Clearing Ltd.	31,906	1,726,714
Jardine Matheson Holdings Ltd.	59,846	3,249,719
Link REIT	250,600	1,396,282
MTR Corp. Ltd.	109,147	392,631
New World Development Co. Ltd. *(a)	2,011,422	1,647,123
Pacific Basin Shipping Ltd.	3,754,000	1,084,740
Sun Hung Kai Properties Ltd.	289,564	3,439,287
Swire Pacific Ltd., A Shares	133,300	1,204,943
Swire Pacific Ltd., B Shares	250,000	392,764
Techtronic Industries Co. Ltd.	130,206	1,556,958
WH Group Ltd.	4,628,499	4,633,766
Wharf Real Estate Investment Co. Ltd.	132,000	419,075
Yue Yuen Industrial Holdings Ltd.	467,000	730,420
		42,283,029

Ireland 1.0%
AIB Group PLC	81,392	642,073
Allegion PLC	6,790	1,126,597
Bank of Ireland Group PLC	100,391	1,346,240
DCC PLC	37,676	2,359,687
Flutter Entertainment PLC *	2,473	748,983
Glanbia PLC	21,923	318,539
ICON PLC *	6,333	1,071,480
James Hardie Industries PLC, CDI *	33,724	885,168
Kerry Group PLC, Class A	17,521	1,618,414
Kingspan Group PLC	14,727	1,222,221
Medtronic PLC	160,162	14,453,019
Perrigo Co. PLC	41,179	1,098,244
Ryanair Holdings PLC	81,070	2,383,676
Smurfit WestRock PLC (b)	15,782	708,906
Smurfit WestRock PLC (b)	27,817	1,234,518
Trane Technologies PLC	8,169	3,578,675
		34,796,440

Isle Of Man 0.0%
Entain PLC	125,815	1,689,534

Israel 0.4%
Bank Hapoalim BM	131,851	2,472,611
Bank Leumi Le-Israel BM	163,601	3,026,418
Check Point Software Technologies Ltd. *	5,787	1,077,539
ICL Group Ltd.	267,554	1,666,837
Israel Discount Bank Ltd., A Shares	139,694	1,335,968
Mizrahi Tefahot Bank Ltd.	8,551	528,228
Oil Refineries Ltd.	1,477,864	386,611
Teva Pharmaceutical Industries Ltd., ADR *	136,792	2,113,437
ZIM Integrated Shipping Services Ltd. (a)	181,226	2,872,432
		15,480,081

Italy 2.5%
A2A SpA	382,547	932,172
Banco BPM SpA	140,218	1,788,221
BPER Banca SpA	129,002	1,269,446
Enel SpA	1,880,609	16,583,745
Eni SpA	1,010,749	17,250,790
Generali	166,352	6,205,889
Hera SpA	115,806	495,529
Intesa Sanpaolo SpA	1,863,317	11,226,968
Leonardo SpA	41,284	2,225,337
Mediobanca Banca di Credito Finanziario SpA (a)	53,398	1,175,629
Moncler SpA	14,437	769,962

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Poste Italiane SpA	62,126	1,342,227
Prysmian SpA	26,457	2,112,947
Snam SpA	265,290	1,537,425
Telecom Italia SpA *	8,908,507	4,093,748
Terna - Rete Elettrica Nazionale	132,411	1,281,202
UniCredit SpA	190,332	14,003,442
Unipol Assicurazioni SpA	67,175	1,347,376
		85,642,055

Japan 23.8%
Advantest Corp.	24,600	1,635,878
Aeon Co. Ltd.	147,100	4,698,790
AGC, Inc.	107,000	3,220,130
Air Water, Inc.	88,100	1,301,475
Aisin Corp.	335,400	4,635,231
Ajinomoto Co., Inc.	113,000	2,989,576
Alfresa Holdings Corp.	133,300	1,934,982
Alps Alpine Co. Ltd.	112,600	1,192,917
Amada Co. Ltd.	82,300	928,009
ANA Holdings, Inc.	65,900	1,221,954
Asahi Group Holdings Ltd.	339,700	4,309,461
Asahi Kasei Corp.	625,600	4,352,771
Astellas Pharma, Inc.	378,600	3,925,560
Bandai Namco Holdings, Inc.	76,600	2,477,008
Bridgestone Corp.	182,476	7,381,185
Brother Industries Ltd.	93,500	1,590,981
Canon, Inc.	186,100	5,285,731
Central Japan Railway Co.	164,100	3,825,528
Chubu Electric Power Co., Inc.	353,185	4,319,716
Chugai Pharmaceutical Co. Ltd.	34,400	1,649,030
Chugoku Electric Power Co., Inc.	131,000	713,269
Coca-Cola Bottlers Japan Holdings, Inc.	57,000	871,550
COMSYS Holdings Corp.	47,400	1,086,638
Cosmo Energy Holdings Co. Ltd.	36,400	1,615,526
Dai Nippon Printing Co. Ltd.	118,100	1,818,676
Daifuku Co. Ltd.	46,570	1,178,975
Dai-ichi Life Holdings, Inc.	539,000	4,264,666
Daiichi Sankyo Co. Ltd.	89,860	2,204,438
Daikin Industries Ltd.	50,500	6,209,266
Daito Trust Construction Co. Ltd.	17,800	1,822,322
Daiwa House Industry Co. Ltd.	191,881	6,343,760
Daiwa Securities Group, Inc.	144,600	1,006,684
Daiwabo Holdings Co. Ltd.	47,470	872,955
Denka Co. Ltd.	29,700	418,780
Denso Corp.	525,900	7,135,105
Dentsu Group, Inc.	47,501	936,748
DIC Corp.	44,100	870,471
Disco Corp.	3,000	886,579
Dowa Holdings Co. Ltd.	33,470	1,093,037
East Japan Railway Co.	188,754	4,045,784
Ebara Corp.	68,100	1,243,562
Eisai Co. Ltd.	56,700	1,590,172
Electric Power Development Co. Ltd.	107,900	1,867,276
ENEOS Holdings, Inc.	2,018,650	10,595,152
EXEO Group, Inc.	77,402	1,016,682
FANUC Corp.	102,100	2,842,153
Fast Retailing Co. Ltd.	8,900	2,714,764
Fuji Electric Co. Ltd.	28,600	1,421,940
Fuji Media Holdings, Inc.	34,600	815,644
FUJIFILM Holdings Corp.	240,400	4,986,431
Fujikura Ltd.	27,000	1,832,826
Fujitsu Ltd.	308,200	6,713,803
Furukawa Electric Co. Ltd.	28,800	1,739,569
Hakuhodo DY Holdings, Inc.	47,700	375,372
Hankyu Hanshin Holdings, Inc.	47,000	1,224,897
Hanwa Co. Ltd.	31,200	1,256,874
Haseko Corp.	93,000	1,383,545
Hino Motors Ltd. *	152,165	369,823
SECURITY	NUMBER OF SHARES	VALUE ($)
Hitachi Construction Machinery Co. Ltd.	34,250	991,949
Hitachi Ltd.	564,200	17,264,883
Honda Motor Co. Ltd.	2,245,600	23,248,479
Hoya Corp.	19,350	2,441,248
Ibiden Co. Ltd.	11,200	473,660
Idemitsu Kosan Co. Ltd.	641,245	4,122,315
IHI Corp.	21,800	2,427,577
Iida Group Holdings Co. Ltd.	89,900	1,260,922
Inpex Corp.	303,500	4,321,461
Isetan Mitsukoshi Holdings Ltd.	60,000	847,949
Isuzu Motors Ltd.	222,400	2,850,280
ITOCHU Corp.	293,400	15,389,592
Iwatani Corp.	71,904	756,314
Japan Airlines Co. Ltd.	80,300	1,594,556
Japan Post Bank Co. Ltd.	167,000	1,863,936
Japan Post Holdings Co. Ltd.	464,400	4,300,654
Japan Post Insurance Co. Ltd.	62,100	1,590,046
Japan Tobacco, Inc.	174,900	4,995,077
JFE Holdings, Inc.	445,300	5,153,483
JTEKT Corp.	194,500	1,680,842
Kajima Corp.	115,300	2,888,340
Kaneka Corp.	41,100	1,163,405
Kansai Electric Power Co., Inc.	266,200	3,196,114
Kansai Paint Co. Ltd.	23,100	327,094
Kao Corp.	82,947	3,732,320
Kawasaki Heavy Industries Ltd.	32,400	2,366,270
Kawasaki Kisen Kaisha Ltd.	69,000	974,755
KDDI Corp.	684,100	11,227,177
Kewpie Corp.	21,600	590,283
Keyence Corp.	6,392	2,312,186
Kikkoman Corp.	83,000	729,152
Kintetsu Group Holdings Co. Ltd.	41,400	794,486
Kirin Holdings Co. Ltd.	224,100	2,953,115
Kobe Steel Ltd.	196,200	2,155,669
Koito Manufacturing Co. Ltd.	99,500	1,272,290
Komatsu Ltd.	217,100	6,994,502
Konica Minolta, Inc. *	364,700	1,185,673
K's Holdings Corp.	102,200	1,022,337
Kubota Corp.	308,500	3,459,595
Kuraray Co. Ltd.	116,800	1,444,053
Kyocera Corp.	364,300	4,300,331
Kyushu Electric Power Co., Inc.	194,400	1,723,374
Lixil Corp.	166,500	1,928,922
LY Corp.	350,800	1,282,232
Makita Corp.	47,090	1,457,818
Marubeni Corp.	472,200	9,667,697
MatsukiyoCocokara & Co.	77,300	1,587,331
Mazda Motor Corp.	608,500	3,648,870
Medipal Holdings Corp.	137,872	2,282,826
MEIJI Holdings Co. Ltd.	94,100	1,902,794
Minebea Mitsumi, Inc.	103,500	1,628,921
MISUMI Group, Inc.	59,300	853,922
Mitsubishi Chemical Group Corp.	850,700	4,633,569
Mitsubishi Corp.	1,027,800	20,271,686
Mitsubishi Electric Corp.	507,800	11,421,558
Mitsubishi Estate Co. Ltd.	180,900	3,386,885
Mitsubishi Gas Chemical Co., Inc.	71,787	1,240,130
Mitsubishi HC Capital, Inc.	110,500	816,775
Mitsubishi Heavy Industries Ltd.	303,000	7,234,548
Mitsubishi Materials Corp.	101,000	1,542,638
Mitsubishi Motors Corp.	392,000	1,030,050
Mitsubishi UFJ Financial Group, Inc.	909,934	12,541,410
Mitsui & Co. Ltd.	667,600	13,590,092
Mitsui Chemicals, Inc.	88,000	1,964,439
Mitsui Fudosan Co. Ltd.	382,900	3,422,475
Mitsui Mining & Smelting Co. Ltd.	28,200	1,192,738
Mitsui OSK Lines Ltd.	78,400	2,635,203
Mizuho Financial Group, Inc.	272,721	7,999,359
MS&AD Insurance Group Holdings, Inc.	167,370	3,576,038

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Murata Manufacturing Co. Ltd.	334,600	4,980,212
Nagase & Co. Ltd.	45,700	900,640
Nagoya Railroad Co. Ltd.	32,000	348,971
NEC Corp.	219,800	6,311,749
NGK Insulators Ltd.	101,600	1,286,280
NH Foods Ltd.	53,500	1,797,405
NHK Spring Co. Ltd.	33,200	373,820
Nichirei Corp.	66,600	801,535
NIDEC Corp.	162,700	3,121,607
Nikon Corp.	96,100	933,294
Nintendo Co. Ltd.	98,900	8,265,951
Nippon Express Holdings, Inc.	157,600	3,461,990
Nippon Paper Industries Co. Ltd.	155,200	1,141,848
Nippon Sanso Holdings Corp.	12,800	453,037
Nippon Steel Corp.	422,700	8,140,362
Nippon Yusen KK	140,400	4,923,796
Nissan Motor Co. Ltd. *(a)	2,659,800	5,639,572
Nisshin Seifun Group, Inc.	88,330	1,023,905
Nissin Foods Holdings Co. Ltd.	31,900	605,083
Nissui Corp.	138,657	809,516
Niterra Co. Ltd.	41,800	1,441,000
Nitori Holdings Co. Ltd.	12,600	1,067,053
Nitto Denko Corp.	145,500	3,010,962
Nomura Holdings, Inc.	326,200	2,154,974
Nomura Research Institute Ltd.	34,400	1,361,222
NSK Ltd.	292,900	1,401,686
NTT Data Group Corp.	89,500	2,333,978
NTT, Inc.	10,148,325	10,248,402
Obayashi Corp.	168,602	2,482,708
Oji Holdings Corp.	503,800	2,455,449
Olympus Corp.	117,900	1,408,557
Omron Corp.	50,583	1,303,764
Ono Pharmaceutical Co. Ltd.	102,900	1,150,707
ORIX Corp.	166,600	3,742,343
Osaka Gas Co. Ltd.	128,400	3,248,691
Otsuka Corp.	42,300	801,465
Otsuka Holdings Co. Ltd.	63,400	3,018,455
Pan Pacific International Holdings Corp.	40,900	1,368,360
Panasonic Holdings Corp.	1,051,250	9,944,108
Persol Holdings Co. Ltd.	613,700	1,173,056
Recruit Holdings Co. Ltd.	89,800	5,327,934
Renesas Electronics Corp.	167,000	2,031,230
Rengo Co. Ltd.	139,417	808,614
Resona Holdings, Inc.	242,458	2,207,338
Resonac Holdings Corp.	70,200	1,688,179
Ricoh Co. Ltd.	265,800	2,330,664
Rohm Co. Ltd.	111,400	1,401,843
Ryohin Keikaku Co. Ltd.	37,800	1,769,712
Sankyu, Inc.	22,600	1,330,404
Sanwa Holdings Corp.	30,430	830,186
SBI Holdings, Inc.	28,900	1,073,573
Secom Co. Ltd.	69,800	2,506,742
Seiko Epson Corp.	103,000	1,306,895
Seino Holdings Co. Ltd.	24,500	372,640
Sekisui Chemical Co. Ltd.	125,600	2,178,547
Sekisui House Ltd.	187,583	3,934,895
Seven & i Holdings Co. Ltd.	607,900	8,014,063
SG Holdings Co. Ltd.	165,100	1,831,687
Sharp Corp. *	64,600	305,401
Shimadzu Corp.	36,400	805,775
Shimamura Co. Ltd.	16,000	1,158,505
Shimano, Inc.	10,500	1,148,657
Shimizu Corp.	185,100	2,050,530
Shin-Etsu Chemical Co. Ltd.	243,700	7,012,931
Shionogi & Co. Ltd.	113,500	1,898,210
Shiseido Co. Ltd.	102,600	1,667,817
SMC Corp.	6,800	2,366,219
SoftBank Corp.	5,888,300	8,507,627
SoftBank Group Corp.	177,600	13,561,347
SECURITY	NUMBER OF SHARES	VALUE ($)
Sojitz Corp.	90,960	2,164,836
Sompo Holdings, Inc.	127,900	3,771,391
Sony Group Corp.	671,635	16,155,038
Stanley Electric Co. Ltd.	48,475	914,214
Subaru Corp.	286,000	5,261,202
SUMCO Corp.	140,900	1,101,951
Sumitomo Chemical Co. Ltd.	1,113,400	2,784,713
Sumitomo Corp.	320,600	8,194,457
Sumitomo Electric Industries Ltd.	309,800	7,687,590
Sumitomo Forestry Co. Ltd.	143,400	1,440,545
Sumitomo Heavy Industries Ltd.	67,600	1,497,106
Sumitomo Metal Mining Co. Ltd.	96,000	2,111,548
Sumitomo Mitsui Financial Group, Inc.	396,630	10,005,628
Sumitomo Mitsui Trust Group, Inc.	75,400	1,976,593
Sumitomo Realty & Development Co. Ltd.	44,800	1,636,507
Sumitomo Rubber Industries Ltd.	103,100	1,178,378
Suntory Beverage & Food Ltd.	33,900	1,023,635
Suzuken Co. Ltd.	41,530	1,569,717
Suzuki Motor Corp.	487,900	5,360,837
Sysmex Corp.	45,900	745,685
T&D Holdings, Inc.	55,750	1,361,344
Taiheiyo Cement Corp.	51,542	1,259,524
Taisei Corp.	43,300	2,589,075
Taiyo Yuden Co. Ltd.	47,000	878,109
Takeda Pharmaceutical Co. Ltd.	356,921	9,804,542
TDK Corp.	285,900	3,483,100
Teijin Ltd.	140,200	1,191,659
Terumo Corp.	109,000	1,848,342
TIS, Inc.	37,200	1,186,751
Tobu Railway Co. Ltd.	50,300	856,197
Toho Gas Co. Ltd.	33,800	943,837
Tohoku Electric Power Co., Inc.	258,500	1,813,557
Tokio Marine Holdings, Inc.	163,900	6,581,059
Tokyo Electric Power Co. Holdings, Inc. *	1,387,700	5,254,585
Tokyo Electron Ltd.	36,900	5,866,313
Tokyo Gas Co. Ltd.	136,300	4,564,496
Tokyu Corp.	101,800	1,145,934
Tokyu Fudosan Holdings Corp.	160,500	1,131,790
TOPPAN Holdings, Inc.	72,400	1,951,051
Toray Industries, Inc.	572,700	3,917,185
Tosoh Corp.	142,700	2,148,267
TOTO Ltd.	44,000	1,120,073
Toyo Seikan Group Holdings Ltd.	66,400	1,375,197
Toyo Suisan Kaisha Ltd.	13,647	871,888
Toyota Boshoku Corp.	29,500	419,210
Toyota Industries Corp.	31,300	3,346,990
Toyota Motor Corp.	2,184,190	38,851,502
Toyota Tsusho Corp.	274,400	6,288,791
Tsuruha Holdings, Inc.	16,000	1,177,673
UBE Corp.	64,500	987,356
Unicharm Corp.	127,000	878,478
West Japan Railway Co.	93,926	2,056,437
Yakult Honsha Co. Ltd.	42,900	690,155
Yamada Holdings Co. Ltd.	446,400	1,360,503
Yamaha Corp.	141,500	1,019,806
Yamaha Motor Co. Ltd.	343,400	2,483,751
Yamato Holdings Co. Ltd.	178,900	2,586,748
Yamazaki Baking Co. Ltd.	46,000	982,667
Yaskawa Electric Corp.	35,100	734,144
Yokogawa Electric Corp.	39,400	1,050,171
Yokohama Rubber Co. Ltd.	51,500	1,472,483
		829,368,286

Jersey 1.0%
Aptiv PLC *	50,722	3,481,558
Experian PLC	45,887	2,417,819
Glencore PLC *	6,721,278	26,974,649

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
International Workplace Group PLC	158,339	461,989
Man Group PLC	143,752	312,192
WPP PLC	265,051	1,435,089
		35,083,296

Luxembourg 0.5%
Aperam SA	27,291	802,738
ArcelorMittal SA	338,360	10,548,769
B&M European Value Retail SA	266,311	787,181
Eurofins Scientific SE	20,020	1,533,199
Millicom International Cellular SA	36,056	1,447,648
SES SA, Class A	257,616	1,771,547
Subsea 7 SA	26,326	510,171
Tenaris SA	71,493	1,248,637
		18,649,890

Mauritius 0.0%
Golden Agri-Resources Ltd.	5,440,300	1,064,960

Netherlands 3.0%
Aalberts NV	23,085	737,849
ABN AMRO Bank NV, GDR	185,190	5,353,553
Aegon Ltd.	171,827	1,227,966
AerCap Holdings NV	19,396	2,080,221
Airbus SE	33,045	6,643,865
Akzo Nobel NV	70,675	4,438,488
ASM International NV	749	362,559
ASML Holding NV	11,904	8,250,340
ASR Nederland NV	23,575	1,565,944
Ferrari NV	2,354	1,032,246
Ferrovial SE	10,594	543,079
Heineken Holding NV	30,130	2,033,506
Heineken NV	40,238	3,158,347
IMCD NV	2,649	290,359
ING Groep NV, Series N	513,863	11,975,797
Iveco Group NV	65,518	1,354,246
Koninklijke Ahold Delhaize NV	364,489	14,396,003
Koninklijke KPN NV	650,659	2,906,818
Koninklijke Philips NV	144,991	3,786,488
NN Group NV	60,015	4,041,146
NXP Semiconductors NV	17,420	3,723,873
Prosus NV *	31,138	1,778,781
Randstad NV	57,023	2,710,271
SBM Offshore NV	19,572	510,423
Signify NV	61,470	1,470,521
Stellantis NV	1,472,530	12,995,229
STMicroelectronics NV	122,619	3,120,533
Universal Music Group NV	30,542	878,598
Wolters Kluwer NV	10,708	1,667,866
		105,034,915

New Zealand 0.1%
Fletcher Building Ltd. *	536,570	957,195
Spark New Zealand Ltd.	547,512	783,770
		1,740,965

Norway 0.8%
Aker BP ASA	98,875	2,378,598
DNB Bank ASA	118,514	2,998,372
Equinor ASA	422,554	10,854,385
Mowi ASA	73,865	1,375,919
Norsk Hydro ASA	471,699	2,795,756
Orkla ASA	113,978	1,198,596
Telenor ASA	173,992	2,669,193
SECURITY	NUMBER OF SHARES	VALUE ($)
Var Energi ASA	132,917	455,288
Yara International ASA	95,245	3,520,935
		28,247,042

Poland 0.4%
Bank Polska Kasa Opieki SA	21,603	1,173,115
KGHM Polska Miedz SA *	39,153	1,323,733
ORLEN SA	290,716	6,473,806
PGE Polska Grupa Energetyczna SA *	693,605	2,233,235
Powszechna Kasa Oszczednosci Bank Polski SA	57,959	1,269,099
Powszechny Zaklad Ubezpieczen SA	125,991	2,111,732
Tauron Polska Energia SA *	284,824	631,820
		15,216,540

Portugal 0.2%
EDP SA	800,350	3,459,401
Galp Energia SGPS SA	117,384	2,241,475
Jeronimo Martins SGPS SA	56,733	1,383,018
		7,083,894

Republic of Korea 6.5%
BNK Financial Group, Inc.	124,203	1,300,775
CJ CheilJedang Corp.	5,669	1,020,790
CJ Corp.	18,494	2,055,817
DB Insurance Co. Ltd.	12,276	1,128,342
DL E&C Co. Ltd.	19,408	655,350
Doosan Enerbility Co. Ltd. *	57,020	2,671,308
E-MART, Inc.	28,293	1,814,155
GS Engineering & Construction Corp.	34,082	472,689
GS Holdings Corp.	89,160	3,154,795
Hana Financial Group, Inc.	70,033	4,281,753
Hankook Tire & Technology Co. Ltd.	35,520	1,132,989
Hanwha Corp.	27,340	1,952,649
Hanwha Solutions Corp.	45,120	987,772
HD Hyundai Co. Ltd.	19,002	1,944,351
HMM Co. Ltd.	168,596	2,834,564
Hyundai Engineering & Construction Co. Ltd.	48,141	2,329,821
Hyundai Glovis Co. Ltd.	15,079	1,592,841
Hyundai Mobis Co. Ltd.	26,976	5,692,465
Hyundai Motor Co.	46,816	7,121,991
Hyundai Steel Co.	122,512	3,118,148
Industrial Bank of Korea	44,268	617,603
KB Financial Group, Inc.	64,574	5,130,285
Kia Corp.	96,550	7,064,637
Korea Electric Power Corp.	141,801	3,916,806
Korea Gas Corp.	38,658	1,190,616
Korea Zinc Co. Ltd.	1,937	1,110,448
Korean Air Lines Co. Ltd.	87,729	1,485,285
KT Corp.	34,209	1,357,409
KT&G Corp.	19,122	1,792,187
Kumho Petrochemical Co. Ltd.	9,823	859,867
LG Chem Ltd.	21,939	4,716,991
LG Corp.	19,950	1,132,656
LG Display Co. Ltd. *	288,839	2,236,370
LG Electronics, Inc.	86,808	4,804,759
LG H&H Co. Ltd.	4,583	1,038,857
LG Innotek Co. Ltd.	8,638	963,789
LG Uplus Corp.	216,736	2,281,492
Lotte Chemical Corp.	24,481	1,165,586
NAVER Corp.	10,856	1,827,012
POSCO Holdings, Inc.	51,912	11,415,929
Posco International Corp.	17,374	607,450
Samsung C&T Corp.	21,018	2,535,713
Samsung Electro-Mechanics Co. Ltd.	16,044	1,704,631

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Electronics Co. Ltd.	1,535,747	78,267,715
Samsung Fire & Marine Insurance Co. Ltd.	5,345	1,687,359
Samsung Life Insurance Co. Ltd.	7,877	711,013
Samsung SDI Co. Ltd.	11,981	1,719,227
Samsung SDS Co. Ltd.	11,729	1,343,767
Shinhan Financial Group Co. Ltd.	116,741	5,684,574
SK Hynix, Inc.	69,542	13,478,339
SK Innovation Co. Ltd.	30,901	2,390,852
SK Telecom Co. Ltd.	55,564	2,244,312
SK, Inc.	39,404	5,718,780
S-Oil Corp.	26,549	1,197,546
Woori Financial Group, Inc.	196,206	3,481,318
		226,144,545

Singapore 0.7%
ComfortDelGro Corp. Ltd.	374,300	440,037
DBS Group Holdings Ltd.	160,408	5,887,690
Keppel Ltd.	76,700	498,307
Olam Group Ltd.	1,110,200	889,254
Oversea-Chinese Banking Corp. Ltd.	357,944	4,638,653
Singapore Airlines Ltd.	274,470	1,433,602
Singapore Telecommunications Ltd.	929,486	2,770,005
United Overseas Bank Ltd.	146,652	4,074,394
Venture Corp. Ltd.	40,200	398,753
Wilmar International Ltd.	987,166	2,234,309
		23,265,004

South Africa 0.1%
Valterra Platinum Ltd.	42,966	1,917,915

Spain 3.2%
Acciona SA	3,062	587,276
Acerinox SA	75,901	875,859
ACS Actividades de Construccion y Servicios SA	45,213	3,120,364
Aena SME SA	44,200	1,190,222
Amadeus IT Group SA	21,039	1,689,300
Banco Bilbao Vizcaya Argentaria SA	1,031,407	17,202,070
Banco de Sabadell SA	737,918	2,723,582
Banco Santander SA	3,851,150	33,084,390
CaixaBank SA	252,596	2,376,500
Cellnex Telecom SA *	11,509	406,147
Enagas SA	25,948	388,636
Endesa SA	74,234	2,147,546
Grifols SA *	74,936	1,116,556
Iberdrola SA	822,954	14,464,501
Industria de Diseno Textil SA	80,547	3,847,491
International Consolidated Airlines Group SA	415,221	2,074,689
Mapfre SA	130,241	530,416
Naturgy Energy Group SA	14,367	450,551
Redeia Corp. SA	63,289	1,226,919
Repsol SA	728,148	11,039,999
Telefonica SA	2,256,276	11,644,173
		112,187,187

Sweden 1.7%
Alfa Laval AB	22,329	970,142
Assa Abloy AB, B Shares	87,885	2,908,135
Atlas Copco AB, A Shares	155,262	2,364,389
Atlas Copco AB, B Shares	88,409	1,196,452
Boliden AB *	75,530	2,311,915
Electrolux AB, B Shares *	134,915	821,713
Epiroc AB, A Shares	48,051	977,989
SECURITY	NUMBER OF SHARES	VALUE ($)
Epiroc AB, B Shares	25,839	463,190
Essity AB, B Shares	101,133	2,493,688
H & M Hennes & Mauritz AB, B Shares (a)	133,220	1,794,692
Hexagon AB, B Shares	147,189	1,617,324
Husqvarna AB, B Shares	144,657	783,477
Sandvik AB	134,594	3,284,048
Securitas AB, B Shares	107,025	1,588,394
Skandinaviska Enskilda Banken AB, A Shares	170,517	2,982,773
Skanska AB, B Shares	94,253	2,198,592
SKF AB, B Shares	96,537	2,248,582
SSAB AB, A Shares	116,134	669,704
SSAB AB, B Shares	308,565	1,743,908
Svenska Cellulosa AB SCA, B Shares	39,509	495,488
Svenska Handelsbanken AB, A Shares	187,492	2,284,473
Svenska Handelsbanken AB, B Shares (a)	1,401	27,376
Swedbank AB, A Shares	137,106	3,650,862
Tele2 AB, B Shares	113,235	1,750,059
Telefonaktiebolaget LM Ericsson, B Shares	593,897	4,313,819
Telia Co. AB	622,151	2,197,257
Trelleborg AB, B Shares	25,501	926,573
Volvo AB, A Shares	30,974	888,025
Volvo AB, B Shares	269,117	7,728,983
Volvo Car AB, B Shares *(a)	424,058	810,975
		58,492,997

Switzerland 4.6%
ABB Ltd.	104,034	6,793,221
Adecco Group AG	104,817	3,300,492
Alcon AG	26,520	2,324,954
Amrize Ltd. *	74,035	3,742,539
Baloise Holding AG	2,493	597,485
Barry Callebaut AG	714	869,508
Bucher Industries AG	868	409,912
Chocoladefabriken Lindt & Spruengli AG	6	877,333
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	55	809,081
Cie Financiere Richemont SA, Class A	31,774	5,187,937
Coca-Cola HBC AG *	25,153	1,307,256
DSM-Firmenich AG	10,733	1,031,221
Garmin Ltd.	8,780	1,920,713
Geberit AG	2,363	1,810,290
Givaudan SA	371	1,550,909
Holcim AG *	74,973	5,979,091
Julius Baer Group Ltd.	21,425	1,449,707
Kuehne & Nagel International AG	8,752	1,784,348
Logitech International SA	15,934	1,477,510
Lonza Group AG	3,432	2,391,997
Nestle SA	276,169	24,130,836
Novartis AG	179,233	20,412,317
Partners Group Holding AG	835	1,122,488
Roche Holding AG	86,941	27,131,941
Roche Holding AG, Bearer Shares	3,627	1,205,379
Sandoz Group AG	49,246	2,816,324
Schindler Holding AG	1,535	538,369
Schindler Holding AG, Participation Certificates	3,208	1,160,128
SGS SA	11,725	1,191,417
Sika AG	9,225	2,176,911
Sonova Holding AG	2,732	743,672
Sunrise Communications AG, Class A	9,022	480,674
Swatch Group AG	14,719	536,115
Swatch Group AG, Bearer Shares	8,048	1,423,347
Swiss Life Holding AG	2,881	2,984,133

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Swiss Re AG	24,452	4,376,941
Swisscom AG	4,393	3,052,407
Transocean Ltd. *	137,729	402,169
UBS Group AG	258,054	9,590,321
Zurich Insurance Group AG	15,423	10,520,124
		161,611,517

United Kingdom 13.9%
3i Group PLC	41,335	2,258,632
Aberdeen Group PLC	649,664	1,714,291
Admiral Group PLC	24,388	1,099,325
Anglo American PLC	372,795	10,489,740
Anglogold Ashanti PLC	41,550	1,921,688
Antofagasta PLC	47,305	1,166,617
ARM Holdings PLC, ADR *	5,947	840,757
Ashtead Group PLC	50,611	3,381,387
Associated British Foods PLC	75,092	2,174,325
AstraZeneca PLC	85,332	12,449,225
Aviva PLC	544,457	4,651,843
BAE Systems PLC	310,566	7,410,296
Balfour Beatty PLC	147,145	1,051,571
Barclays PLC	2,944,131	14,390,966
Barratt Redrow PLC	366,599	1,805,298
Bellway PLC	36,938	1,208,906
Berkeley Group Holdings PLC	19,896	956,834
BP PLC	6,514,633	34,920,256
British American Tobacco PLC	524,192	28,084,806
BT Group PLC	3,396,257	9,275,302
Bunzl PLC	50,333	1,493,756
Burberry Group PLC *	137,565	2,333,499
Centrica PLC	1,315,269	2,859,069
CK Hutchison Holdings Ltd.	1,480,588	9,637,149
Coca-Cola Europacific Partners PLC	16,331	1,582,801
Compass Group PLC	139,611	4,905,855
Croda International PLC	20,737	713,719
Currys PLC *	1,046,786	1,560,772
Diageo PLC	227,225	5,507,376
Dowlais Group PLC	1,271,818	1,175,103
Drax Group PLC	68,439	639,189
Firstgroup PLC	427,282	1,266,267
GSK PLC	616,397	11,338,002
Haleon PLC	897,859	4,211,559
Harbour Energy PLC	96,272	253,189
Hays PLC	1,098,180	923,127
HSBC Holdings PLC	2,547,766	31,039,359
Imperial Brands PLC	187,001	7,289,183
Inchcape PLC	110,563	1,023,245
Informa PLC	90,232	1,031,806
Intertek Group PLC	17,543	1,140,646
Investec PLC	62,701	464,956
ITV PLC	1,076,780	1,167,973
J Sainsbury PLC	1,260,563	5,040,477
JD Sports Fashion PLC	402,213	451,479
John Wood Group PLC *(c)	672,569	163,789
Johnson Matthey PLC	127,899	2,980,149
Kingfisher PLC	985,691	3,504,923
Legal & General Group PLC	1,046,824	3,541,474
Lloyds Banking Group PLC	11,599,863	11,895,052
London Stock Exchange Group PLC	16,221	1,977,258
M&G PLC	996,436	3,429,628
Marks & Spencer Group PLC	435,248	1,998,915
Melrose Industries PLC	205,779	1,389,344
Mondi PLC	134,821	1,822,542
National Grid PLC	609,155	8,559,888
NatWest Group PLC	1,114,306	7,735,040
Next PLC	11,812	1,917,335
Pearson PLC	95,977	1,357,206
Persimmon PLC	133,197	2,008,443
SECURITY	NUMBER OF SHARES	VALUE ($)
Phoenix Group Holdings PLC	113,104	989,102
Prudential PLC	342,080	4,339,687
Reckitt Benckiser Group PLC	82,266	6,165,488
RELX PLC	80,121	4,163,173
Rentokil Initial PLC	195,786	976,668
Rio Tinto PLC	329,938	19,650,904
Rolls-Royce Holdings PLC	58,812	834,717
RS Group PLC	50,911	374,652
Sage Group PLC	65,484	1,051,453
Serco Group PLC	191,912	528,806
Severn Trent PLC	32,123	1,126,467
Shell PLC	2,256,369	81,078,339
Smith & Nephew PLC	132,817	2,029,835
Smiths Group PLC	48,624	1,506,185
SSE PLC	168,497	4,130,237
St. James's Place PLC	30,587	526,429
Standard Chartered PLC	405,838	7,275,441
Taylor Wimpey PLC	1,071,290	1,441,404
Tesco PLC	2,272,998	12,770,659
Travis Perkins PLC	130,617	935,807
Unilever PLC	271,028	15,725,166
United Utilities Group PLC	92,093	1,374,751
Vodafone Group PLC	19,324,053	20,951,075
Whitbread PLC	17,571	705,841
		485,234,893

United States 0.3%
Autoliv, Inc.	14,206	1,584,680
Coronado Global Resources, Inc., CDI	2,524,060	312,422
Ferguson Enterprises, Inc.	26,652	5,934,761
Lululemon Athletica, Inc. *	6,591	1,321,693
		9,153,556
Total Common Stocks (Cost $2,506,867,045)		3,428,041,567

PREFERRED STOCKS 1.3% OF NET ASSETS

Germany 0.8%
Bayerische Motoren Werke AG	30,247	2,644,356
Dr. Ing hc F Porsche AG	14,073	713,592
FUCHS SE	12,396	567,244
Henkel AG & Co. KGaA	20,711	1,595,971
Porsche Automobil Holding SE	20,906	839,043
Volkswagen AG	204,900	21,425,513
		27,785,719

Italy 0.1%
Telecom Italia SpA *	5,274,582	2,716,286

Republic of Korea 0.4%
Hanwha Corp.	18,960	567,501
Hyundai Motor Co.	8,695	1,006,633
Hyundai Motor Co. 2nd	13,639	1,614,126
LG Chem Ltd.	4,193	455,295
Samsung Electronics Co. Ltd.	257,412	10,598,797
Samsung Fire & Marine Insurance Co. Ltd.	719	171,554
		14,413,906

Spain 0.0%
Grifols SA, B Shares *	51,821	555,059
Total Preferred Stocks (Cost $43,498,668)		45,470,970

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	290	1,452
Total Warrants (Cost $0)		1,452

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	11,539,807	11,539,807
Total Short-Term Investments (Cost $11,539,807)		11,539,807
Total Investments in Securities (Cost $2,561,905,520)		3,485,053,796

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	143	18,685,810	(322,562)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,524,371.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,850,841,571	$—	$1,850,841,571
Canada	285,510,603	—	—	285,510,603
China	1,024,484	3,211,085	—	4,235,569
Germany	5,037,450	278,260,715	—	283,298,165
Ireland	22,562,533	12,233,907	—	34,796,440
Israel	6,063,408	9,416,673	—	15,480,081
Jersey	3,481,558	31,601,738	—	35,083,296
Luxembourg	1,447,648	17,202,242	—	18,649,890
Netherlands	5,804,094	99,230,821	—	105,034,915
New Zealand	783,770	957,195	—	1,740,965
Singapore	889,254	22,375,750	—	23,265,004
South Africa	1,917,915	—	—	1,917,915
Spain	2,598,097	109,589,090	—	112,187,187
Switzerland	6,065,421	155,546,096	—	161,611,517
United Kingdom	7,637,241	477,433,863	163,789	485,234,893
United States	2,906,373	6,247,183	—	9,153,556
Preferred Stocks[1]	—	45,470,970	—	45,470,970
Warrants
Canada	—	—	1,452	1,452
Short-Term Investments[1]	11,539,807	—	—	11,539,807

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($322,562 )	$—	$—	($322,562 )
Total	$364,947,094	$3,119,618,899	$165,241	$3,484,731,234

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Small Equity Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 4.6%
Accent Group Ltd.	60,300	57,440
ALS Ltd.	43,484	505,522
Amotiv Ltd.	22,321	125,629
AMP Ltd.	464,637	475,377
Ansell Ltd.	30,824	590,115
ARB Corp. Ltd.	6,896	147,883
ASX Ltd.	11,339	508,261
Austal Ltd. *	80,083	336,073
Bank of Queensland Ltd.	112,403	547,609
Bapcor Ltd.	96,077	237,085
Beach Energy Ltd.	543,088	407,083
Bega Cheese Ltd.	73,615	245,113
Bendigo & Adelaide Bank Ltd.	73,435	575,309
Breville Group Ltd.	8,067	168,709
Brickworks Ltd.	4,118	86,423
CAR Group Ltd.	10,913	265,617
Challenger Ltd.	57,217	300,710
Champion Iron Ltd.	104,300	275,587
Charter Hall Group	38,037	490,044
Cleanaway Waste Management Ltd.	263,790	486,144
Cochlear Ltd.	2,891	590,206
Collins Foods Ltd.	13,303	79,012
Credit Corp. Group Ltd.	15,105	148,859
Cromwell Property Group	246,211	65,467
Dexus	108,806	491,216
Domino's Pizza Enterprises Ltd.	12,068	140,850
Eagers Automotive Ltd.	65,437	819,513
Elders Ltd.	62,086	287,640
Evolution Mining Ltd.	196,028	887,168
FleetPartners Group Ltd. *	51,218	90,188
Flight Centre Travel Group Ltd.	15,462	117,925
G8 Education Ltd.	299,549	172,689
GPT Group	153,235	499,179
GrainCorp Ltd., Class A	126,107	611,964
Harvey Norman Holdings Ltd.	145,052	537,829
Healius Ltd.	451,649	221,559
Helia Group Ltd.	68,570	221,996
IDP Education Ltd.	20,832	47,132
IGO Ltd.	113,186	318,411
Iluka Resources Ltd.	133,312	436,734
Inghams Group Ltd.	115,317	255,424
Insignia Financial Ltd. *	117,276	337,846
IPH Ltd.	38,586	129,481
IRESS Ltd.	27,164	137,819
Lottery Corp. Ltd.	106,601	369,733
Lynas Rare Earths Ltd. *	41,780	280,737
Magellan Financial Group Ltd.	58,269	396,233
Mirvac Group	296,436	425,323
Monadelphous Group Ltd.	27,291	340,256
Myer Holdings Ltd.	178,216	68,794
New Hope Corp. Ltd.	150,600	402,215
nib holdings Ltd.	93,975	446,171
Nickel Industries Ltd.	434,082	203,927
Nine Entertainment Co. Holdings Ltd.	544,663	591,679
NRW Holdings Ltd.	149,938	309,599
Nufarm Ltd. *	149,912	247,555
oOh!media Ltd.	98,181	113,323
SECURITY	NUMBER OF SHARES	VALUE ($)
Orora Ltd.	378,610	502,497
Perenti Ltd.	428,021	480,204
Perpetual Ltd.	17,920	240,651
Perseus Mining Ltd.	143,305	299,179
Pilbara Minerals Ltd. *	198,532	201,452
Premier Investments Ltd.	13,370	180,793
Qantas Airways Ltd.	88,940	616,829
Qube Holdings Ltd.	192,057	535,570
Ramelius Resources Ltd.	119,005	191,465
REA Group Ltd.	1,207	183,863
Reece Ltd.	38,068	329,614
Region Group	130,629	195,495
Regis Resources Ltd. *	192,658	502,379
Reliance Worldwide Corp. Ltd.	116,502	320,264
Ridley Corp. Ltd.	40,638	75,719
Sandfire Resources Ltd. *	48,468	326,072
SEEK Ltd.	24,781	382,264
Service Stream Ltd.	64,867	82,467
SGH Ltd.	16,194	529,662
Sigma Healthcare Ltd.	176,615	326,228
Sims Ltd.	44,658	433,335
SmartGroup Corp. Ltd.	11,566	58,527
Stanmore Resources Ltd.	61,935	83,884
Star Entertainment Group Ltd. *	1,249,883	87,528
Steadfast Group Ltd.	61,709	234,857
Super Retail Group Ltd.	45,941	449,374
Tabcorp Holdings Ltd.	742,942	367,019
TPG Telecom Ltd.	126,706	449,424
Treasury Wine Estates Ltd.	63,733	308,189
Ventia Services Group Pty. Ltd.	107,207	356,977
Vicinity Ltd.	497,110	782,699
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
West African Resources Ltd. *	58,751	87,962
Westgold Resources Ltd. *	33,494	54,689
		28,930,516

Austria 0.8%
ANDRITZ AG	12,503	870,095
AT&S Austria Technologie & Systemtechnik AG *	5,975	120,128
EVN AG	7,230	195,378
Kontron AG	7,489	241,596
Lenzing AG *	7,778	217,571
Mayr Melnhof Karton AG	6,548	558,002
Oesterreichische Post AG	6,847	238,828
Palfinger AG	6,313	262,562
Strabag SE	7,487	703,852
Telekom Austria AG	34,486	366,005
UNIQA Insurance Group AG	27,048	389,672
Verbund AG	3,229	240,430
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,046	424,544
		4,828,663

Belgium 1.0%
Ackermans & van Haaren NV	3,303	810,213
Aedifica SA	2,882	212,081
Azelis Group NV	19,428	301,845
Barco NV	16,781	261,547

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bekaert SA	18,430	759,082
bpost SA *	80,180	200,717
Cofinimmo SA	4,127	358,233
Colruyt Group NV	14,422	616,062
Deme Group NV	1,141	170,772
D'ieteren Group	1,660	327,905
Elia Group SA	4,522	521,718
Fagron	7,614	188,270
KBC Ancora	3,138	228,120
Lotus Bakeries NV	7	59,181
Melexis NV	3,176	242,916
Ontex Group NV *(b)	31,209	241,973
Solvay SA	13,872	434,646
Tessenderlo Group SA	6,964	207,169
Titan SA	4,874	194,710
Warehouses De Pauw CVA	8,409	196,234
		6,533,394

Canada 7.8%
ADENTRA, Inc.	2,969	63,018
Advantage Energy Ltd. *	32,505	259,224
Aecon Group, Inc.	24,701	334,255
Air Canada *	37,840	527,073
Alamos Gold, Inc., Class A	19,265	468,138
Algoma Steel Group, Inc.	69,887	373,242
Allied Properties Real Estate Investment Trust	25,613	319,793
Altus Group Ltd.	1,704	71,156
Aris Mining Corp. *	16,352	113,883
Aritzia, Inc. *	5,911	317,264
Artis Real Estate Investment Trust	14,542	78,188
Athabasca Oil Corp. *	74,875	316,662
AtkinsRealis Group, Inc.	8,312	588,547
ATS Corp. *	8,730	264,937
Badger Infrastructure Solutions Ltd.	5,668	213,900
Bausch & Lomb Corp. *	3,839	52,476
Baytex Energy Corp.	278,067	590,009
Birchcliff Energy Ltd.	91,097	443,782
Bird Construction, Inc.	8,163	169,964
Boardwalk Real Estate Investment Trust	1,419	73,172
Bombardier, Inc., Class B *	7,667	894,022
Boralex, Inc., Class A	12,304	278,474
Boyd Group Services, Inc.	2,313	320,592
Brookfield Business Corp., Class A	11,605	356,626
Brookfield Infrastructure Corp., Class A	17,693	690,686
Brookfield Renewable Corp.	17,688	646,832
Brookfield Wealth Solutions Ltd. *	4,303	287,819
BRP, Inc.	10,652	538,596
CAE, Inc. *	33,793	963,598
Cameco Corp.	9,231	693,058
Canaccord Genuity Group, Inc.	29,127	226,188
Canada Goose Holdings, Inc. *	7,211	78,844
Canadian Apartment Properties REIT	16,053	512,663
Canadian Solar, Inc. *(b)	43,614	501,125
Canadian Utilities Ltd., Class A	27,861	775,749
Canfor Corp. *	62,118	608,807
Capital Power Corp.	9,057	379,641
Capstone Copper Corp. *	44,759	250,994
Cardinal Energy Ltd.	30,406	157,779
Cargojet, Inc.	2,526	180,353
Cascades, Inc.	70,486	459,360
Celestica, Inc. *	9,545	1,908,242
Centerra Gold, Inc.	77,512	527,525
CES Energy Solutions Corp.	43,008	225,035
Chartwell Retirement Residences	22,080	282,215
Chemtrade Logistics Income Fund	41,345	335,689
China Gold International Resources Corp. Ltd.	43,500	373,968
SECURITY	NUMBER OF SHARES	VALUE ($)
Choice Properties Real Estate Investment Trust	26,678	273,211
CI Financial Corp.	39,017	899,114
Cogeco Communications, Inc.	13,198	594,272
Colliers International Group, Inc.	2,483	374,439
Crombie Real Estate Investment Trust	21,940	227,697
CT Real Estate Investment Trust	5,735	63,823
Curaleaf Holdings, Inc. *	33,672	45,930
Definity Financial Corp.	5,331	287,211
Descartes Systems Group, Inc. *	1,838	194,187
Dream Industrial Real Estate Investment Trust	18,068	150,219
Dundee Precious Metals, Inc.	27,329	441,808
E-L Financial Corp. Ltd.	13,983	148,246
Eldorado Gold Corp. *	22,711	465,333
Element Fleet Management Corp.	14,258	370,856
Enerflex Ltd.	39,077	311,635
Enghouse Systems Ltd.	7,338	121,541
EQB, Inc.	2,454	182,421
Equinox Gold Corp. *	54,883	334,305
ERO Copper Corp. *	10,274	139,028
Exchange Income Corp.	8,980	425,020
Fiera Capital Corp.	10,510	49,683
First Capital Real Estate Investment Trust	31,115	417,457
First Majestic Silver Corp.	15,892	126,393
FirstService Corp.	2,343	461,836
Fortuna Mining Corp. *	40,388	260,587
GFL Environmental, Inc.	11,985	603,575
Gibson Energy, Inc.	43,658	787,079
goeasy Ltd.	1,691	223,335
Granite Real Estate Investment Trust	5,178	273,138
H&R Real Estate Investment Trust	71,938	601,733
Hudbay Minerals, Inc.	54,531	506,112
IAMGOLD Corp. *	56,309	380,378
IGM Financial, Inc.	16,965	561,745
Interfor Corp. *	28,260	254,128
International Petroleum Corp. *	17,403	291,461
Killam Apartment Real Estate Investment Trust	10,642	140,705
Labrador Iron Ore Royalty Corp.	6,805	130,884
Lassonde Industries, Inc., Class A	1,165	180,560
Laurentian Bank of Canada	14,015	311,635
Leon's Furniture Ltd.	7,346	144,471
Maple Leaf Foods, Inc.	21,534	454,427
Martinrea International, Inc.	30,916	185,639
Mattr Corp. *	7,270	64,483
Mullen Group Ltd.	32,242	306,457
New Gold, Inc. *	26,952	112,819
NFI Group, Inc. *	21,062	290,332
North West Co., Inc.	12,547	430,669
Northland Power, Inc.	34,380	561,752
Northwest Healthcare Properties Real Estate Investment Trust	43,223	147,862
NuVista Energy Ltd. *	31,898	337,029
Obsidian Energy Ltd. *	13,553	82,946
OceanaGold Corp.	39,798	541,421
Onex Corp.	1,487	120,969
OR Royalties, Inc.	3,452	95,618
Pan American Silver Corp.	27,071	731,284
Paramount Resources Ltd., Class A	16,364	251,672
Parex Resources, Inc.	74,144	879,711
Pason Systems, Inc.	14,751	124,451
Peyto Exploration & Development Corp.	27,672	388,239
Precision Drilling Corp. *	5,663	318,912
Premium Brands Holdings Corp.	10,091	639,718
RB Global, Inc.	6,311	683,342
Richelieu Hardware Ltd.	11,279	282,219
RioCan Real Estate Investment Trust	54,491	694,115
Russel Metals, Inc.	27,577	883,276

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sagicor Financial Co. Ltd.	18,841	104,702
Secure Waste Infrastructure Corp.	56,629	618,767
Shopify, Inc., Class A *	4,093	500,311
Sienna Senior Living, Inc.	11,833	152,866
SmartCentres Real Estate Investment Trust	15,418	282,634
Spin Master Corp.	8,560	140,855
SSR Mining, Inc. *	74,946	895,176
Stantec, Inc.	8,699	950,888
Stella-Jones, Inc.	11,258	641,794
Superior Plus Corp.	92,237	460,652
Tamarack Valley Energy Ltd.	74,750	293,476
Teekay Tankers Ltd., Class A	5,251	222,380
TELUS International CDA, Inc. *	28,506	107,597
TMX Group Ltd.	12,560	510,703
Torex Gold Resources, Inc. *	20,207	569,197
TransAlta Corp.	56,100	674,933
Transcontinental, Inc., Class A	43,757	608,543
Trican Well Service Ltd.	19,774	81,202
Wajax Corp.	6,247	106,401
Winpak Ltd.	5,561	164,310
		49,547,103

China 1.2%
Alibaba Health Information Technology Ltd. *(b)	384,000	238,133
Bosideng International Holdings Ltd.	716,000	408,618
Budweiser Brewing Co. APAC Ltd.	354,800	372,449
China Medical System Holdings Ltd.	383,000	650,298
China Water Affairs Group Ltd.	412,000	323,280
Chow Tai Fook Jewellery Group Ltd.	469,600	784,275
FIH Mobile Ltd. *	325,500	582,168
GCL Technology Holdings Ltd. *(b)	3,102,000	459,613
Health & Happiness H&H International Holdings Ltd.	53,000	77,262
Hopson Development Holdings Ltd. *	924,200	445,029
JOYY, Inc., ADR	17,878	897,475
KLN Logistics Group Ltd.	143,000	150,379
Lee & Man Paper Manufacturing Ltd.	955,000	316,434
Shangri-La Asia Ltd.	108,000	62,599
Towngas Smart Energy Co. Ltd. *	376,000	190,949
VSTECS Holdings Ltd.	474,000	548,566
Want Want China Holdings Ltd.	944,000	682,299
Xinyi Glass Holdings Ltd.	597,000	615,381
		7,805,207

Cyprus 0.1%
Frontline PLC (b)	21,719	400,064

Denmark 1.4%
Alm Brand AS	152,692	421,606
D/S Norden AS	19,829	689,590
Demant AS *	8,906	337,427
Dfds AS *	21,639	388,485
FLSmidth & Co. AS	8,372	492,494
Genmab AS *	1,452	312,612
GN Store Nord AS *	25,633	367,207
H Lundbeck AS	63,197	329,241
ISS AS	19,946	573,374
Jyske Bank AS	5,839	586,191
Matas AS	3,938	80,777
Netcompany Group AS *	3,881	142,315
NKT AS *	3,683	324,004
NTG Nordic Transport Group AS *	1,886	56,523
Per Aarsleff Holding AS	4,650	500,791
Ringkjoebing Landbobank AS	971	214,058
Rockwool AS, Class B	10,210	447,408
SECURITY	NUMBER OF SHARES	VALUE ($)
Royal Unibrew AS	6,121	458,742
Scandinavian Tobacco Group AS, A Shares	33,112	433,849
Schouw & Co. AS	4,047	381,166
Sydbank AS	6,525	483,419
Tryg AS	30,124	726,648
		8,747,927

Finland 1.3%
Finnair OYJ *	36,293	118,968
Fiskars OYJ Abp	4,152	68,066
Hiab OYJ, B shares	3,372	230,120
Huhtamaki OYJ	20,681	711,827
Kalmar OYJ, B Shares	7,041	317,746
Kemira OYJ	27,735	590,239
Kojamo OYJ *	15,222	193,517
Konecranes OYJ	8,466	705,489
Mandatum OYJ	76,911	521,696
Metsa Board OYJ, B Shares	70,405	259,013
Metso OYJ	36,876	463,136
Nokian Renkaat OYJ (b)	85,946	771,598
Olvi OYJ, Class A	1,830	69,688
Orion OYJ, B Shares	12,376	990,807
Sanoma OYJ	27,783	321,281
Terveystalo OYJ	20,702	253,612
TietoEVRY OYJ	39,315	676,765
Tokmanni Group Corp. (b)	15,254	149,373
Valmet OYJ	29,838	1,076,609
		8,489,550

France 3.9%
Aeroports de Paris SA	3,887	471,782
Air France-KLM *	69,076	906,589
Altarea SCA	626	77,264
Alten SA	7,279	591,602
Amundi SA	10,000	739,005
Beneteau SACA	14,434	133,998
BioMerieux	4,044	578,633
Carmila SA *	10,994	216,002
Cie de L'Odet SE	223	374,545
Clariane SE *	111,597	578,595
Coface SA	21,185	393,886
Constellium SE, Class A *	60,084	823,752
Covivio SA	8,155	527,969
Criteo SA, ADR *	13,280	323,235
Dassault Aviation SA	1,180	367,401
Derichebourg SA	62,756	412,677
Edenred SE	22,553	644,070
Emeis SA *	29,700	461,930
Eramet SA	4,112	227,385
Eurazeo SE	4,089	239,942
Eutelsat Communications SACA *(b)	53,031	189,778
FDJ UNITED	10,621	331,288
Fnac Darty SA	8,165	276,401
Gaztransport Et Technigaz SA	1,838	345,701
Gecina SA	5,755	565,559
Getlink SE	23,297	422,512
ICADE	15,647	371,861
ID Logistics Group SACA *	328	164,654
Imerys SA	14,851	365,609
Ipsen SA	4,737	558,171
IPSOS SA	10,252	460,339
JCDecaux SE	24,143	396,927
Klepierre SA	12,191	465,354
LISI SA	2,728	147,448
Mercialys SA	16,627	205,572
Mersen SA	4,062	111,241
Metropole Television SA	22,988	335,796

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nexans SA	6,356	913,486
Nexity SA *	54,970	716,268
Opmobility	46,656	714,387
Pierre Et Vacances SA *	41,309	80,038
Quadient SA	8,853	162,737
Remy Cointreau SA	4,242	251,842
Sartorius Stedim Biotech	1,460	291,752
Societe BIC SA	6,664	405,192
Societe LDC SADIR	1,286	135,898
SOITEC *	3,103	134,404
Sopra Steria Group	3,661	788,825
SPIE SA	20,986	1,235,055
Stef SA	702	105,924
Television Francaise 1 SA	50,723	484,986
Trigano SA	2,708	461,808
Ubisoft Entertainment SA *	45,700	481,975
Vallourec SACA	32,064	599,246
Verallia SA	17,004	547,086
Vicat SACA	8,431	546,023
Virbac SACA	542	214,644
Vivendi SE *	49,089	186,087
Worldline SA *(b)	39,784	144,932
		24,407,068

Germany 3.8%
AIXTRON SE	10,854	182,772
Auto1 Group SE *	23,015	689,941
BayWa AG *(b)	14,543	161,329
Bechtle AG	19,542	848,198
Bilfinger SE	6,515	700,918
CANCOM SE	8,890	260,431
Carl Zeiss Meditec AG, Bearer Shares	4,607	254,039
Ceconomy AG *	141,231	713,602
Cewe Stiftung & Co. KGaA	1,536	175,904
CTS Eventim AG & Co. KGaA	1,708	192,875
Delivery Hero SE *	9,056	270,271
Deutsche Pfandbriefbank AG	62,070	386,432
Deutz AG	63,659	558,254
Duerr AG	17,116	439,927
DWS Group GmbH & Co. KGaA	5,473	327,745
Evotec SE *	11,160	89,162
Fielmann Group AG	3,361	212,961
Fraport AG Frankfurt Airport Services Worldwide *	5,115	380,637
Gerresheimer AG	5,717	281,871
Grenke AG	8,145	165,882
Hella GmbH & Co. KGaA	1,419	140,640
HelloFresh SE *	73,005	768,207
Hensoldt AG	3,234	354,670
HOCHTIEF AG	2,304	502,026
Hornbach Holding AG & Co. KGaA	6,034	709,500
HUGO BOSS AG	12,840	597,998
Indus Holding AG	7,970	215,314
Jenoptik AG	9,724	206,071
JOST Werke SE	4,401	259,075
Kloeckner & Co. SE	136,123	992,619
Knorr-Bremse AG	9,474	945,557
Krones AG	2,617	387,514
LEG Immobilien SE	6,567	521,246
Mutares SE & Co. KGaA	7,620	262,515
Nemetschek SE	1,424	212,166
Nordex SE *	11,907	292,268
ProSiebenSat.1 Media SE	97,738	890,890
Rational AG	228	176,004
SAF-Holland SE	13,684	246,848
Salzgitter AG	32,320	837,996
Scout24 SE	3,680	491,801
Siltronic AG (b)	6,677	288,688
SECURITY	NUMBER OF SHARES	VALUE ($)
Sixt SE	3,432	355,869
Stabilus SE	9,753	279,587
Stroeer SE & Co. KGaA	4,520	242,870
Suedzucker AG	28,609	327,619
TAG Immobilien AG	25,105	403,639
Takkt AG	6,807	41,785
Talanx AG	8,136	1,078,403
TeamViewer SE *	11,443	117,027
Traton SE (b)	19,204	656,986
TUI AG *	62,573	564,537
United Internet AG	38,676	1,108,569
Wacker Chemie AG (b)	8,435	627,825
Wacker Neuson SE	10,110	264,476
Wuestenrot & Wuerttembergische AG	18,766	300,325
		23,962,281

Guernsey 0.0%
Burford Capital Ltd.	13,041	165,441
Sirius Real Estate Ltd.	60,720	83,477
		248,918

Hong Kong 3.0%
ASMPT Ltd.	70,300	594,718
Bank of East Asia Ltd.	305,800	472,919
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Cafe de Coral Holdings Ltd.	76,000	70,020
Cathay Pacific Airways Ltd.	250,363	372,119
CK Infrastructure Holdings Ltd.	27,000	190,161
Cowell e Holdings, Inc. *	22,000	74,017
Crystal International Group Ltd.	115,000	82,624
CTF Services Ltd.	191,000	187,248
Dah Sing Financial Holdings Ltd.	60,800	225,553
DFI Retail Group Holdings Ltd.	107,000	368,877
Fortune Real Estate Investment Trust	300,000	192,811
Futu Holdings Ltd., ADR	3,350	514,828
Galaxy Entertainment Group Ltd.	89,000	434,023
Grand Pharmaceutical Group Ltd.	252,000	278,702
Hang Lung Group Ltd.	354,000	639,550
Hang Lung Properties Ltd.	402,614	414,635
Henderson Land Development Co. Ltd.	193,000	675,360
HK Electric Investments & HK Electric Investments Ltd.	386,000	300,932
HKBN Ltd.	513,000	325,874
Hongkong Land Holdings Ltd.	179,600	1,086,580
Hysan Development Co. Ltd.	140,000	278,579
Johnson Electric Holdings Ltd.	243,500	717,683
Kerry Properties Ltd.	255,500	682,211
Kingboard Laminates Holdings Ltd.	365,500	469,282
Luk Fook Holdings International Ltd.	162,000	422,717
Man Wah Holdings Ltd.	443,600	250,238
Melco Resorts & Entertainment Ltd., ADR *	62,868	543,808
MTR Corp. Ltd.	108,500	390,304
Nine Dragons Paper Holdings Ltd. *	1,657,000	908,682
PAX Global Technology Ltd.	320,000	277,605
PCCW Ltd.	1,240,000	888,395
Sino Biopharmaceutical Ltd.	1,742,000	1,668,315
Sino Land Co. Ltd.	478,000	550,990
SJM Holdings Ltd. *	187,500	74,166
Skyworth Group Ltd. *	972,000	382,093
Stella International Holdings Ltd.	157,000	312,000
Swire Properties Ltd.	151,800	406,856
United Energy Group Ltd.	1,676,000	121,423
United Laboratories International Holdings Ltd.	182,000	341,169
Vitasoy International Holdings Ltd.	172,000	200,802
VTech Holdings Ltd.	52,300	387,541

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wharf Holdings Ltd.	145,000	412,834
Wharf Real Estate Investment Co. Ltd.	162,000	514,320
		18,703,564

Indonesia 0.2%
First Pacific Co. Ltd.	1,286,000	1,011,858

Ireland 0.5%
AIB Group PLC	57,756	455,617
Alkermes PLC *	6,743	178,622
Cairn Homes PLC	106,918	264,627
Cimpress PLC *	3,577	197,844
Dalata Hotel Group PLC	13,216	96,224
Dole PLC	31,530	448,987
Glanbia PLC	31,473	457,299
Glenveagh Properties PLC *	63,707	135,879
Grafton Group PLC, CDI	60,962	714,678
Greencore Group PLC	63,337	214,970
Uniphar PLC	33,341	151,141
		3,315,888

Israel 2.2%
Alony Hetz Properties & Investments Ltd.	23,248	242,340
Ashtrom Group Ltd.	4,752	99,028
Azrieli Group Ltd.	1,798	176,652
Bezeq The Israeli Telecommunication Corp. Ltd.	401,874	747,566
Cellcom Israel Ltd. *	34,834	314,853
Clal Insurance Enterprises Holdings Ltd.	9,686	464,387
Delek Automotive Systems Ltd.	24,737	193,410
Delek Group Ltd.	3,495	709,749
Delta Galil Ltd.	2,860	151,760
Elbit Systems Ltd.	1,729	797,644
Elco Ltd.	3,582	201,883
Electra Ltd.	293	177,522
Equital Ltd. *	5,693	247,031
Fattal Holdings 1998 Ltd. *	465	83,694
FIBI Holdings Ltd.	5,268	383,291
First International Bank of Israel Ltd.	6,098	423,552
Formula Systems 1985 Ltd.	2,395	288,302
Fox Wizel Ltd.	1,021	105,879
G City Ltd.	25,659	91,921
Harel Insurance Investments & Financial Services Ltd.	19,965	601,860
Inmode Ltd. *	4,824	65,896
Isracard Ltd.	40,646	166,488
Israel Corp. Ltd.	3,210	994,964
Melisron Ltd.	742	85,432
Mivne Real Estate KD Ltd.	51,998	196,002
Mizrahi Tefahot Bank Ltd.	8,216	507,534
Nice Ltd. *	4,185	653,325
Nova Ltd. *	336	88,230
Oil Refineries Ltd.	1,635,028	427,725
Partner Communications Co. Ltd.	31,536	290,431
Paz Retail & Energy Ltd.	1,955	361,481
Phoenix Financial Ltd.	29,021	988,835
Plus500 Ltd.	17,049	756,662
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,879	175,261
Shikun & Binui Ltd. *	52,401	249,435
Shufersal Ltd.	50,907	615,454
Strauss Group Ltd.	10,087	270,858
Taboola.com Ltd. *	20,794	66,749
Tower Semiconductor Ltd. *	14,320	664,474
		14,127,560

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 2.0%
ACEA SpA	12,336	273,764
Alitalia - Linee Aeree Italiane SpA *(a)	14,782	0
Amplifon SpA	11,449	192,731
Azimut Holding SpA	19,466	661,698
Banca Generali SpA	7,165	400,182
Banca Mediolanum SpA	32,253	568,904
Banca Monte dei Paschi di Siena SpA	57,853	492,527
Banca Popolare di Sondrio SpA	40,844	559,282
BFF Bank SpA *	25,815	306,481
Buzzi SpA	13,940	727,941
CIR SpA-Compagnie Industriali *	169,455	130,580
Danieli & C Officine Meccaniche SpA	2,666	114,563
De' Longhi SpA	9,491	311,290
DiaSorin SpA	2,145	209,706
Enav SpA	44,699	196,096
ERG SpA	9,419	204,057
FinecoBank Banca Fineco SpA	34,435	733,259
Hera SpA	102,268	437,601
Infrastrutture Wireless Italiane SpA	20,222	239,070
Interpump Group SpA	10,076	413,400
Iren SpA	246,224	705,104
Italgas SpA	109,277	906,711
Lottomatica Group SpA	4,089	110,313
Maire SpA	8,345	115,916
Nexi SpA	75,982	433,875
OVS SpA	58,950	244,033
Piaggio & C SpA (b)	70,376	151,921
Pirelli & C SpA	101,948	687,269
PRADA SpA	41,800	227,512
Recordati Industria Chimica e Farmaceutica SpA	7,586	435,085
Reply SpA	1,578	247,168
Saipem SpA	147,352	393,876
Salvatore Ferragamo SpA *	22,652	128,104
Sesa SpA	1,560	117,471
SOL SpA	3,598	192,163
Technogym SpA	12,218	188,515
Webuild SpA	68,421	307,939
		12,766,107

Japan 31.7%
77 Bank Ltd.	7,800	269,425
ABC-Mart, Inc.	18,400	344,326
Acom Co. Ltd.	101,500	293,530
Activia Properties, Inc.	240	205,044
Adastria Co. Ltd.	9,980	198,197
ADEKA Corp.	32,200	635,476
Advance Residence Investment Corp.	234	241,338
AEON Financial Service Co. Ltd.	39,300	353,406
AEON REIT Investment Corp.	252	214,846
Aica Kogyo Co. Ltd.	17,500	430,899
Aichi Steel Corp.	9,600	146,111
Aiful Corp.	41,300	122,034
Ain Holdings, Inc.	13,000	500,367
Aisan Industry Co. Ltd.	17,800	196,786
ALSOK Co. Ltd.	111,300	775,271
Amano Corp.	12,800	357,168
Anritsu Corp.	42,800	461,328
AOKI Holdings, Inc.	17,200	195,503
Aoyama Trading Co. Ltd.	23,100	350,414
Aozora Bank Ltd.	22,700	333,040
Arata Corp.	27,200	579,993
ARCLANDS Corp.	21,900	252,863
Arcs Co. Ltd.	40,200	808,889
ARE Holdings, Inc.	28,200	332,407
Artience Co. Ltd.	17,100	362,111

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
As One Corp.	10,060	158,090
Asahi Intecc Co. Ltd.	13,500	210,088
Asics Corp.	32,200	756,999
ASKUL Corp.	14,200	141,827
Autobacs Seven Co. Ltd.	36,700	358,049
Axial Retailing, Inc.	28,000	211,889
Azbil Corp.	85,700	800,815
Bando Chemical Industries Ltd.	7,900	94,056
BayCurrent, Inc.	5,000	287,100
Belc Co. Ltd.	6,000	287,044
Bic Camera, Inc.	37,300	389,461
BIPROGY, Inc.	16,000	645,202
BML, Inc.	13,200	306,549
Bunka Shutter Co. Ltd.	22,000	372,372
Calbee, Inc.	22,000	403,759
Canon Marketing Japan, Inc.	16,800	606,955
Capcom Co. Ltd.	13,700	348,744
Casio Computer Co. Ltd.	82,300	652,010
Central Glass Co. Ltd.	9,000	194,406
Chiba Bank Ltd.	69,000	643,129
Chudenko Corp.	10,500	254,826
Chugin Financial Group, Inc.	20,800	270,041
Chugoku Marine Paints Ltd.	9,700	199,241
Citizen Watch Co. Ltd.	84,800	509,004
CKD Corp.	16,100	287,437
Colowide Co. Ltd.	11,700	151,049
Concordia Financial Group Ltd.	125,400	831,556
Cosmos Pharmaceutical Corp.	12,840	797,639
Create SD Holdings Co. Ltd.	12,500	285,042
Credit Saison Co. Ltd.	28,900	762,484
CyberAgent, Inc.	102,100	1,022,566
Daicel Corp.	93,700	806,014
Dai-Dan Co. Ltd.	8,200	249,367
Daido Steel Co. Ltd.	89,800	691,499
Daihen Corp.	5,100	240,812
Daiichikosho Co. Ltd.	21,200	227,606
Daio Paper Corp.	80,300	447,355
Daiseki Co. Ltd.	7,160	166,691
Daishi Hokuetsu Financial Group, Inc.	11,500	281,451
Daiwa House REIT Investment Corp.	223	372,928
Daiwa Office Investment Corp.	71	164,953
Daiwa Securities Living Investments Corp.	235	159,222
DCM Holdings Co. Ltd.	57,700	548,562
DeNA Co. Ltd.	11,486	179,003
Denka Co. Ltd.	30,100	424,420
Dexerials Corp.	17,900	258,792
DMG Mori Co. Ltd.	28,100	649,313
Doshisha Co. Ltd.	5,100	85,072
Doutor Nichires Holdings Co. Ltd.	10,900	181,052
DTS Corp.	7,600	252,152
Duskin Co. Ltd.	12,800	337,934
DyDo Group Holdings, Inc.	7,700	135,984
Eagle Industry Co. Ltd.	12,300	196,691
Earth Corp.	6,300	203,570
EDION Corp.	64,400	856,317
Eizo Corp.	5,400	76,832
Elecom Co. Ltd.	14,227	184,013
Exedy Corp.	16,700	524,248
Ezaki Glico Co. Ltd.	19,400	599,038
FCC Co. Ltd.	17,200	345,239
Ferrotec Corp.	18,800	450,907
Food & Life Cos. Ltd.	12,500	629,580
FP Corp.	12,260	218,560
Frontier Real Estate Investment Corp.	260	148,301
Fuji Co. Ltd.	16,300	219,316
Fuji Corp.	30,038	563,693
Fuji Media Holdings, Inc.	19,200	452,612
Fuji Oil Co. Ltd.	17,700	333,063
Fuji Seal International, Inc.	15,800	290,273
SECURITY	NUMBER OF SHARES	VALUE ($)
Fujimi, Inc.	5,300	79,032
Fujitec Co. Ltd.	8,900	329,439
Fukuda Denshi Co. Ltd.	5,200	242,021
Fukuoka Financial Group, Inc.	22,600	616,235
Fukuyama Transporting Co. Ltd.	15,099	359,491
Furukawa Co. Ltd.	13,500	214,757
Futaba Industrial Co. Ltd.	39,500	212,381
Fuyo General Lease Co. Ltd.	14,935	403,433
Geo Holdings Corp.	12,000	130,457
Glory Ltd.	25,500	655,705
GLP J-Reit	352	308,459
GMO internet group, Inc.	9,900	253,612
Godo Steel Ltd.	2,700	68,129
Goldwin, Inc.	3,900	200,814
GS Yuasa Corp.	42,400	760,922
G-Tekt Corp.	12,600	155,263
GungHo Online Entertainment, Inc.	12,650	242,169
Gunma Bank Ltd.	41,000	383,921
Gunze Ltd.	8,100	205,234
H.U. Group Holdings, Inc.	31,400	674,698
H2O Retailing Corp.	42,500	561,597
Hachijuni Bank Ltd.	43,500	391,354
Hakuhodo DY Holdings, Inc.	56,500	444,623
Hamakyorex Co. Ltd.	11,300	109,341
Hamamatsu Photonics KK	51,600	629,783
Happinet Corp.	7,500	281,835
Hazama Ando Corp.	62,500	662,768
Heiwa Corp.	14,300	198,120
Heiwa Real Estate Co. Ltd.	4,800	70,277
Heiwado Co. Ltd.	27,300	526,750
Hikari Tsushin, Inc.	2,550	685,590
Hino Motors Ltd. *	116,700	283,629
Hirogin Holdings, Inc.	34,800	303,553
Hirose Electric Co. Ltd.	4,839	607,610
Hisamitsu Pharmaceutical Co., Inc.	10,400	279,968
Hogy Medical Co. Ltd.	5,200	164,194
Hokkaido Electric Power Co., Inc.	143,000	856,631
Hokkoku Financial Holdings, Inc.	4,400	162,801
Hokuetsu Corp.	38,100	256,387
Hokuhoku Financial Group, Inc.	21,300	449,908
Hokuriku Electric Power Co.	98,400	510,298
Horiba Ltd.	8,500	625,117
Hoshizaki Corp.	16,500	565,006
Hosiden Corp.	28,000	435,287
House Foods Group, Inc.	21,600	399,439
Hulic Co. Ltd.	79,900	762,062
Hyakugo Bank Ltd.	35,200	174,103
Ibiden Co. Ltd.	15,400	651,283
Idec Corp.	4,300	64,821
IDOM, Inc.	32,500	209,928
Iino Kaiun Kaisha Ltd.	27,000	185,116
Inaba Denki Sangyo Co. Ltd.	20,600	540,224
Inabata & Co. Ltd.	34,200	742,021
Industrial & Infrastructure Fund Investment Corp.	233	190,646
INFRONEER Holdings, Inc.	98,800	834,965
Internet Initiative Japan, Inc.	17,800	327,814
Invincible Investment Corp.	388	172,570
Ito En Ltd.	19,700	427,859
Itochu Enex Co. Ltd.	38,400	515,555
Itoham Yonekyu Holdings, Inc.	26,900	907,419
Iyogin Holdings, Inc.	24,700	287,025
Izumi Co. Ltd.	30,700	646,284
J Front Retailing Co. Ltd.	57,800	779,130
Jaccs Co. Ltd.	11,400	309,088
JAFCO Group Co. Ltd.	14,800	243,201
Japan Airport Terminal Co. Ltd.	4,300	130,589
Japan Aviation Electronics Industry Ltd.	21,200	339,777
Japan Excellent, Inc.	160	148,025

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Exchange Group, Inc.	62,300	608,819
Japan Hotel REIT Investment Corp.	272	149,484
Japan Lifeline Co. Ltd.	7,500	71,660
Japan Logistics Fund, Inc.	235	145,871
Japan Metropolitan Fund Invest	786	571,676
Japan Petroleum Exploration Co. Ltd.	64,900	471,347
Japan Prime Realty Investment Corp.	392	257,520
Japan Pulp & Paper Co. Ltd.	34,400	149,197
Japan Real Estate Investment Corp.	651	528,029
Japan Steel Works Ltd.	10,000	616,776
Japan Wool Textile Co. Ltd.	21,100	194,877
Jeol Ltd.	7,100	203,126
JGC Holdings Corp.	94,300	843,084
Joyful Honda Co. Ltd.	19,200	264,990
Juroku Financial Group, Inc.	6,100	210,375
JVCKenwood Corp.	43,700	345,576
Kadokawa Corp.	14,500	352,169
Kaga Electronics Co. Ltd.	26,600	510,571
Kagome Co. Ltd.	16,200	309,566
Kakaku.com, Inc.	11,600	197,159
Kaken Pharmaceutical Co. Ltd.	8,382	218,427
Kameda Seika Co. Ltd.	3,400	90,929
Kamigumi Co. Ltd.	29,200	820,621
Kanadevia Corp.	75,600	510,235
Kanamoto Co. Ltd.	19,600	439,590
Kandenko Co. Ltd.	34,400	814,902
Kanematsu Corp.	39,000	732,737
Kansai Paint Co. Ltd.	25,760	364,759
Katitas Co. Ltd.	11,261	188,827
Kato Sangyo Co. Ltd.	23,000	873,017
KDX Realty Investment Corp.	214	229,978
Keihan Holdings Co. Ltd.	21,200	434,860
Keikyu Corp.	47,500	488,197
Keio Corp.	21,200	494,985
Keisei Electric Railway Co. Ltd.	44,800	375,842
Kewpie Corp.	18,300	500,101
KH Neochem Co. Ltd.	7,500	141,951
Kinden Corp.	33,800	1,064,250
Kitz Corp.	33,800	283,506
Kiyo Bank Ltd.	10,900	198,294
Kobayashi Pharmaceutical Co. Ltd.	8,800	309,474
Kobe Bussan Co. Ltd.	12,800	340,855
Koei Tecmo Holdings Co. Ltd.	11,360	148,748
Kohnan Shoji Co. Ltd.	13,500	348,599
Kokusai Electric Corp.	14,100	311,205
Kokuyo Co. Ltd.	105,600	622,170
Komeri Co. Ltd.	17,000	350,205
Konami Group Corp.	6,700	909,583
Konishi Co. Ltd.	11,200	90,158
Konoike Transport Co. Ltd.	14,400	308,173
Kose Corp.	9,200	353,066
Kumagai Gumi Co. Ltd.	17,900	532,507
Kumiai Chemical Industry Co. Ltd.	32,900	177,328
Kurabo Industries Ltd.	2,800	148,605
Kureha Corp.	20,400	465,227
Kurita Water Industries Ltd.	20,500	790,219
Kusuri No. Aoki Holdings Co. Ltd.	10,000	266,180
KYB Corp.	22,500	483,621
Kyoei Steel Ltd.	8,600	123,581
Kyokuto Kaihatsu Kogyo Co. Ltd.	12,800	221,792
Kyorin Pharmaceutical Co. Ltd.	9,600	96,468
Kyoritsu Maintenance Co. Ltd.	8,300	199,832
Kyoto Financial Group, Inc.	17,900	323,824
Kyowa Kirin Co. Ltd.	39,700	677,663
Kyudenko Corp.	15,700	670,786
Kyushu Financial Group, Inc.	50,300	256,874
Kyushu Railway Co.	27,900	674,698
Lasertec Corp.	1,900	191,422
Leopalace21 Corp.	24,800	116,861
SECURITY	NUMBER OF SHARES	VALUE ($)
Life Corp.	34,200	546,597
Lintec Corp.	18,500	370,939
Lion Corp.	66,900	651,791
M3, Inc.	45,700	562,055
Mabuchi Motor Co. Ltd.	25,500	368,689
Macnica Holdings, Inc.	62,400	814,965
Makino Milling Machine Co. Ltd.	6,150	470,342
Maruha Nichiro Corp.	35,400	735,216
Marui Group Co. Ltd.	25,600	521,369
Maruichi Steel Tube Ltd.	21,300	514,936
Maruwa Co. Ltd.	600	180,851
Maruzen Showa Unyu Co. Ltd.	5,500	262,143
Max Co. Ltd.	6,500	217,766
Maxell Ltd.	8,800	116,947
McDonald's Holdings Co. Japan Ltd.	13,600	543,092
MCJ Co. Ltd.	27,100	251,942
Mebuki Financial Group, Inc.	123,976	672,205
Megachips Corp.	2,100	75,805
Megmilk Snow Brand Co. Ltd.	39,000	737,031
Meidensha Corp.	11,200	421,809
Meiko Electronics Co. Ltd.	3,900	191,114
MEITEC Group Holdings, Inc.	12,800	267,745
Menicon Co. Ltd.	19,100	147,735
Milbon Co. Ltd.	3,400	57,338
Mirait One Corp.	48,400	866,013
Mitsubishi HC Capital, Inc.	41,900	309,709
Mitsubishi Logisnext Co. Ltd.	5,400	69,466
Mitsubishi Logistics Corp.	67,700	578,726
Mitsubishi Pencil Co. Ltd.	9,900	135,726
Mitsuboshi Belting Ltd.	7,000	166,742
Mitsui E&S Co. Ltd.	26,700	556,279
Mitsui High-Tec, Inc.	14,250	71,595
Mitsui-Soko Holdings Co. Ltd.	24,200	628,816
Mitsuuroko Group Holdings Co. Ltd.	20,700	292,792
Miura Co. Ltd.	14,900	297,096
MIXI, Inc.	11,500	263,175
Mizuho Leasing Co. Ltd.	31,800	244,258
Mizuno Corp.	14,700	267,777
Mochida Pharmaceutical Co. Ltd.	8,500	173,604
Modec, Inc.	6,400	272,676
MonotaRO Co. Ltd.	13,000	231,490
Morinaga & Co. Ltd.	21,200	338,414
Morinaga Milk Industry Co. Ltd.	37,500	815,518
Morita Holdings Corp.	5,900	89,644
MOS Food Services, Inc.	3,700	93,748
Musashi Seimitsu Industry Co. Ltd.	17,800	383,222
Nabtesco Corp.	38,800	713,783
Nachi-Fujikoshi Corp.	6,500	139,032
Nagoya Railroad Co. Ltd.	33,500	365,329
Nakanishi, Inc.	9,100	117,138
Nankai Electric Railway Co. Ltd.	27,200	436,906
Nexon Co. Ltd.	42,622	779,899
Nextage Co. Ltd.	17,400	215,982
NHK Spring Co. Ltd.	33,500	377,198
Nichias Corp.	14,200	543,298
Nichicon Corp.	26,500	226,962
Nichiha Corp.	10,800	224,923
Nichireki Group Co. Ltd.	5,100	99,883
Nifco, Inc.	27,400	668,560
Nihon Kohden Corp.	39,400	433,343
Nihon M&A Center Holdings, Inc.	44,400	221,965
Nihon Parkerizing Co. Ltd.	29,900	272,751
Nikkiso Co. Ltd.	16,800	150,227
Nikkon Holdings Co. Ltd.	28,200	635,168
Nippn Corp.	29,400	423,953
Nippon Accommodations Fund, Inc.	195	152,773
Nippon Building Fund, Inc.	675	619,196
Nippon Densetsu Kogyo Co. Ltd.	16,600	315,189
Nippon Electric Glass Co. Ltd.	30,300	811,020

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Gas Co. Ltd.	22,800	414,767
Nippon Kayaku Co. Ltd.	58,400	545,336
Nippon Light Metal Holdings Co. Ltd.	67,300	780,945
Nippon Paint Holdings Co. Ltd.	121,200	1,027,477
Nippon Prologis REIT, Inc.	542	292,497
Nippon Sanso Holdings Corp.	12,600	445,958
Nippon Seiki Co. Ltd.	23,500	240,776
Nippon Shinyaku Co. Ltd.	18,400	396,171
Nippon Shokubai Co. Ltd.	55,484	630,796
Nippon Soda Co. Ltd.	17,900	405,815
Nippon Television Holdings, Inc.	39,000	843,491
Nipro Corp.	64,800	596,661
Nishimatsu Construction Co. Ltd.	10,900	362,477
Nishimatsuya Chain Co. Ltd.	14,200	209,193
Nishi-Nippon Financial Holdings, Inc.	19,100	301,697
Nishi-Nippon Railroad Co. Ltd.	28,900	411,104
Nissan Chemical Corp.	24,700	805,189
Nissha Co. Ltd.	10,200	90,570
Nisshin Oillio Group Ltd.	13,800	469,220
Nisshinbo Holdings, Inc.	110,500	702,120
Nitta Corp.	2,700	73,784
Nittetsu Mining Co. Ltd.	3,500	171,928
Nitto Boseki Co. Ltd.	4,500	196,874
Nitto Kogyo Corp.	11,000	243,063
NOF Corp.	38,100	758,377
Nojima Corp.	29,200	667,514
NOK Corp.	49,200	746,518
Nomura Co. Ltd.	31,500	191,647
Nomura Real Estate Holdings, Inc.	136,800	758,093
Nomura Real Estate Master Fund, Inc.	511	538,178
Noritake Co. Ltd.	10,200	290,213
Noritz Corp.	9,000	114,194
North Pacific Bank Ltd.	58,400	251,285
NPR-RIKEN Corp.	6,200	104,306
NS Solutions Corp.	9,000	211,090
NS United Kaiun Kaisha Ltd.	3,300	91,582
NSD Co. Ltd.	8,100	193,737
NTN Corp.	403,103	687,753
NTT UD REIT Investment Corp.	165	142,140
Obic Co. Ltd.	11,600	412,990
Odakyu Electric Railway Co. Ltd.	68,600	739,291
Okamoto Industries, Inc.	2,100	71,119
Okamura Corp.	28,400	447,653
Oki Electric Industry Co. Ltd.	31,800	330,895
Okinawa Cellular Telephone Co.	2,500	84,880
OKUMA Corp.	17,400	473,389
Okumura Corp.	11,800	348,551
Onward Holdings Co. Ltd.	26,500	107,838
Open House Group Co. Ltd.	19,300	853,454
Open Up Group, Inc.	6,700	82,103
Oracle Corp. Japan	3,100	335,248
Organo Corp.	1,500	92,423
Orient Corp.	16,760	110,869
Oriental Land Co. Ltd.	32,200	663,015
Orix JREIT, Inc.	312	407,856
Osaka Soda Co. Ltd.	17,900	217,984
OSG Corp.	27,700	358,419
Pacific Industrial Co. Ltd.	18,500	252,387
PALTAC Corp.	24,800	709,701
Paramount Bed Holdings Co. Ltd.	11,400	187,047
Park24 Co. Ltd.	23,100	291,716
Pasona Group, Inc.	5,100	69,855
Penta-Ocean Construction Co. Ltd.	134,700	871,696
Pigeon Corp.	36,000	397,973
Pilot Corp.	9,800	285,319
Piolax, Inc.	4,400	51,000
Pola Orbis Holdings, Inc.	26,600	224,526
Prima Meat Packers Ltd.	21,500	339,434
Raito Kogyo Co. Ltd.	16,200	334,726
SECURITY	NUMBER OF SHARES	VALUE ($)
Raiznext Corp.	10,300	127,589
Rakuten Group, Inc. *	52,383	265,043
Relo Group, Inc.	15,800	181,435
Resorttrust, Inc.	22,276	275,943
Restar Corp.	5,900	105,956
Retail Partners Co. Ltd.	12,500	119,365
Ricoh Leasing Co. Ltd.	2,200	80,055
Rinnai Corp.	27,700	683,690
Rohto Pharmaceutical Co. Ltd.	26,700	381,118
Round One Corp.	20,700	212,571
Ryobi Ltd.	13,100	197,957
S Foods, Inc.	8,600	151,413
Saizeriya Co. Ltd.	5,200	182,426
Sakai Moving Service Co. Ltd.	4,000	70,794
Sakata INX Corp.	21,800	310,088
Sakata Seed Corp.	6,900	155,149
San-A Co. Ltd.	16,000	318,797
San-Ai Obbli Co. Ltd.	49,900	672,642
Sangetsu Corp.	15,600	310,472
San-In Godo Bank Ltd.	21,500	181,043
Sanken Electric Co. Ltd. *	5,900	334,678
Sanki Engineering Co. Ltd.	15,700	461,936
Sankyo Co. Ltd.	24,800	462,775
Santen Pharmaceutical Co. Ltd.	73,700	814,305
Sanyo Chemical Industries Ltd.	3,650	95,655
Sanyo Denki Co. Ltd.	2,800	173,616
Sapporo Holdings Ltd.	9,900	458,095
Sawai Group Holdings Co. Ltd.	29,900	383,811
SBI Holdings, Inc.	9,300	345,475
SBS Holdings, Inc.	3,800	80,908
SCREEN Holdings Co. Ltd.	11,700	912,716
SCSK Corp.	23,228	722,737
Sega Sammy Holdings, Inc.	30,000	613,267
Seibu Holdings, Inc.	22,855	638,676
Seiko Group Corp.	8,200	227,950
Seino Holdings Co. Ltd.	28,500	433,479
Seiren Co. Ltd.	13,000	212,373
Sekisui House Reit, Inc.	378	196,369
Sekisui Jushi Corp.	6,000	85,912
Senko Group Holdings Co. Ltd.	58,200	783,326
Seria Co. Ltd.	17,900	329,657
Seven Bank Ltd.	132,000	237,099
Sharp Corp. *	47,300	223,614
Shibaura Machine Co. Ltd.	3,300	84,935
Shibuya Corp.	5,400	129,853
Shiga Bank Ltd.	4,900	196,786
Shikoku Electric Power Co., Inc.	86,400	718,957
Shinmaywa Industries Ltd.	29,000	350,014
Ship Healthcare Holdings, Inc.	33,300	464,674
Shizuoka Financial Group, Inc.	56,400	667,109
SHO-BOND Holdings Co. Ltd.	6,500	207,544
Shoei Foods Corp.	2,200	59,970
Showa Sangyo Co. Ltd.	7,000	140,584
Siix Corp.	12,700	103,518
SKY Perfect JSAT Holdings, Inc.	37,000	350,399
Skylark Holdings Co. Ltd.	35,200	669,076
Socionext, Inc.	24,500	461,698
Sotetsu Holdings, Inc.	20,600	325,296
Square Enix Holdings Co. Ltd.	16,700	1,129,023
Starts Corp., Inc.	11,100	335,635
Sugi Holdings Co. Ltd.	34,000	824,072
Sumitomo Bakelite Co. Ltd.	18,200	527,782
Sumitomo Densetsu Co. Ltd.	4,700	204,247
Sumitomo Osaka Cement Co. Ltd.	19,100	497,139
Sumitomo Pharma Co. Ltd. *	86,031	740,171
Sumitomo Riko Co. Ltd.	10,600	134,234
Sumitomo Warehouse Co. Ltd.	17,600	365,045
Sundrug Co. Ltd.	28,300	838,785
Suruga Bank Ltd.	9,600	88,394

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SWCC Corp.	6,500	389,122
T Hasegawa Co. Ltd.	6,600	136,176
Tachibana Eletech Co. Ltd.	5,900	111,693
Tadano Ltd.	48,400	348,230
Taihei Dengyo Kaisha Ltd.	6,100	262,262
Taikisha Ltd.	17,800	318,912
Taiyo Holdings Co. Ltd.	6,000	260,563
Takamatsu Construction Group Co. Ltd.	5,500	112,133
Takara Holdings, Inc.	67,963	572,125
Takara Standard Co. Ltd.	26,600	454,805
Takasago International Corp.	3,200	153,414
Takasago Thermal Engineering Co. Ltd.	9,300	451,241
Takashimaya Co. Ltd.	97,700	755,046
Takeuchi Manufacturing Co. Ltd.	8,600	307,416
Takuma Co. Ltd.	21,400	309,546
Tamron Co. Ltd.	9,600	57,689
TBS Holdings, Inc.	16,000	526,306
TechnoPro Holdings, Inc.	18,000	570,063
THK Co. Ltd.	33,700	947,272
TKC Corp.	6,800	204,259
Toa Corp.	24,300	303,567
Toagosei Co. Ltd.	40,700	398,967
TOBISHIMA HOLDINGS, Inc.	1,000	12,978
Tocalo Co. Ltd.	12,500	167,265
Toda Corp.	78,600	501,245
Toei Co. Ltd.	4,200	145,063
Toho Co. Ltd.	11,000	694,025
Toho Holdings Co. Ltd.	24,900	840,312
Tokai Carbon Co. Ltd.	114,800	783,926
Tokai Corp.	7,800	108,841
TOKAI Holdings Corp.	55,300	391,565
Tokai Rika Co. Ltd.	42,669	683,167
Token Corp.	3,850	355,669
Tokuyama Corp.	35,600	762,362
Tokyo Century Corp.	46,500	532,181
Tokyo Kiraboshi Financial Group, Inc.	2,300	99,166
Tokyo Metro Co. Ltd.	15,700	169,173
Tokyo Ohka Kogyo Co. Ltd.	15,000	410,844
Tokyo Seimitsu Co. Ltd.	6,700	416,805
Tokyo Steel Manufacturing Co. Ltd.	31,200	324,631
Tokyo Tatemono Co. Ltd.	40,900	684,456
Tokyu Construction Co. Ltd.	25,900	177,936
Tomy Co. Ltd.	12,900	272,613
Topcon Corp.	25,300	550,841
Topre Corp.	35,600	487,713
Toshiba TEC Corp.	11,000	219,908
Totetsu Kogyo Co. Ltd.	9,800	271,197
Towa Pharmaceutical Co. Ltd.	8,500	184,408
Toyo Construction Co. Ltd.	23,500	256,830
Toyo Tire Corp.	49,300	1,044,226
Toyobo Co. Ltd.	41,900	271,317
Toyoda Gosei Co. Ltd.	45,900	968,675
Toyota Boshoku Corp.	31,200	443,368
Transcosmos, Inc.	12,700	302,495
Trend Micro, Inc.	12,100	737,839
Trusco Nakayama Corp.	22,400	326,237
TS Tech Co. Ltd.	54,000	648,389
TSI Holdings Co. Ltd.	13,200	92,329
Tsubakimoto Chain Co.	37,100	520,729
Tsumura & Co.	12,690	313,035
TV Asahi Holdings Corp.	18,690	351,178
Tv Tokyo Holdings Corp.	6,700	162,394
UACJ Corp.	19,830	780,348
Uchida Yoko Co. Ltd.	2,300	157,398
Ulvac, Inc.	12,400	455,476
United Super Markets Holdings, Inc.	77,012	480,108
United Urban Investment Corp.	342	375,508
Ushio, Inc.	22,900	280,891
USS Co. Ltd.	44,546	484,165
SECURITY	NUMBER OF SHARES	VALUE ($)
UT Group Co. Ltd.	5,400	91,163
Valor Holdings Co. Ltd.	43,900	775,312
Valqua Ltd.	2,800	65,440
Wacoal Holdings Corp.	10,900	393,935
Wacom Co. Ltd.	45,200	194,622
Wakita & Co. Ltd.	7,400	86,277
Welcia Holdings Co. Ltd.	43,600	731,593
YAMABIKO Corp.	8,000	116,210
Yamae Group Holdings Co. Ltd.	13,400	230,177
Yamaguchi Financial Group, Inc.	20,400	230,903
Yamato Kogyo Co. Ltd.	6,400	359,127
Yamazen Corp.	38,500	341,253
Yaoko Co. Ltd.	6,892	446,032
Yellow Hat Ltd.	28,700	303,809
Yodogawa Steel Works Ltd.	36,700	282,494
Yokogawa Bridge Holdings Corp.	14,300	253,477
Yoshinoya Holdings Co. Ltd.	13,200	286,091
Yuasa Trading Co. Ltd.	12,200	379,041
Yurtec Corp.	20,200	330,672
Zacros Corp.	3,600	93,814
Zenkoku Hosho Co. Ltd.	14,200	302,959
Zensho Holdings Co. Ltd.	8,100	426,250
Zeon Corp.	62,300	661,221
Zojirushi Corp.	6,600	78,738
ZOZO, Inc.	25,100	248,474
		201,215,093

Jersey 0.3%
boohoo Group PLC *(b)	196,987	45,318
CVC Capital Partners PLC	4,159	79,752
International Workplace Group PLC	150,181	438,187
Man Group PLC	148,911	323,396
TP ICAP Group PLC	176,839	713,862
		1,600,515

Kampuchea, Democratic 0.0%
NagaCorp Ltd. *	178,000	93,755

Luxembourg 0.6%
Allegro.eu SA *	29,863	292,938
Aroundtown SA *	175,019	631,135
Befesa SA	10,351	310,384
Espirito Santo Financial Group SA *(a)	69,773	0
Grand City Properties SA	6,697	84,436
InPost SA *	4,667	67,031
RTL Group SA	18,357	723,578
Samsonite Group SA	172,457	351,762
Spotify Technology SA *	1,128	706,737
Subsea 7 SA	22,065	427,597
		3,595,598

Macau 0.1%
Sands China Ltd. *	175,600	425,087
Wynn Macau Ltd.	93,200	77,245
		502,332

Netherlands 2.0%
Adyen NV *	501	859,290
Arcadis NV	8,380	418,226
ASM International NV	653	316,089
Basic-Fit NV *	7,680	216,811
BE Semiconductor Industries NV	3,686	498,022
Brembo NV	39,673	380,335
Cementir Holding NV	11,664	173,280

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Corbion NV	12,432	235,932
CTP NV	4,883	103,562
Davide Campari-Milano NV	59,711	411,279
Eurocommercial Properties NV	7,034	214,699
Euronext NV	4,036	650,558
Ferrovial SE	6,371	326,596
Flow Traders Ltd. *	3,976	119,089
Fugro NV	24,214	347,105
IMCD NV	2,442	267,669
JDE Peet's NV	29,485	874,380
Just Eat Takeaway.com NV *	36,034	823,103
Koninklijke BAM Groep NV	52,553	458,800
Koninklijke Heijmans NV	2,814	179,355
Koninklijke Vopak NV	9,330	445,703
MFE-MediaForEurope NV, Class A	82,268	260,724
MFE-MediaForEurope NV, Class B	31,712	142,510
OCI NV *	48,514	404,093
Pepco Group NV	41,355	256,237
Qiagen NV	16,899	837,948
RHI Magnesita NV	4,987	157,014
SBM Offshore NV	20,844	543,596
Technip Energies NV	22,313	963,505
TKH Group NV	11,629	478,338
Van Lanschot Kempen NV	4,142	269,791
		12,633,639

New Zealand 0.8%
a2 Milk Co. Ltd.	78,454	406,138
Air New Zealand Ltd.	739,392	252,634
Auckland International Airport Ltd.	57,251	253,961
Chorus Ltd.	66,601	341,930
Contact Energy Ltd.	125,819	674,309
EBOS Group Ltd.	33,784	813,998
Fisher & Paykel Healthcare Corp. Ltd.	28,920	626,953
Freightways Group Ltd.	10,158	66,643
Genesis Energy Ltd.	196,249	275,152
Mercury NZ Ltd.	79,806	290,797
Meridian Energy Ltd.	151,447	508,539
Ryman Healthcare Ltd. *	25,791	37,911
SKYCITY Entertainment Group Ltd. *	297,573	178,731
Xero Ltd. *	1,574	181,263
		4,908,959

Norway 1.9%
AF Gruppen ASA *	10,172	155,256
Aker Solutions ASA	65,755	194,484
Atea ASA *	22,796	314,863
Austevoll Seafood ASA	32,009	294,550
Bluenord ASA *	1,387	66,221
Bonheur ASA	2,948	68,176
Borregaard ASA	12,765	246,689
DNO ASA	456,610	623,546
DOF Group ASA	10,495	96,096
Elkem ASA *	272,227	632,511
Europris ASA	35,005	327,901
Gjensidige Forsikring ASA	22,527	592,542
Golden Ocean Group Ltd. (c)	25,054	207,436
Golden Ocean Group Ltd. (b)(c)	11,689	95,382
Hoegh Autoliners ASA	29,718	298,640
Kongsberg Gruppen ASA	14,548	434,740
Leroy Seafood Group ASA	79,293	360,709
MPC Container Ships ASA	150,839	277,862
Norconsult Norge AS	43,456	182,420
Nordic Semiconductor ASA *	13,202	179,482
Norwegian Air Shuttle ASA	79,886	130,667
Odfjell Drilling Ltd.	15,427	109,616
Opera Ltd., ADR	8,528	141,309
SECURITY	NUMBER OF SHARES	VALUE ($)
Salmar ASA	6,395	259,791
Scatec ASA *	8,728	86,597
SFL Corp. Ltd.	29,491	270,727
SpareBank 1 Nord Norge	22,998	329,101
SpareBank 1 SMN	16,991	315,715
SpareBank 1 Sor-Norge ASA	25,974	454,920
Sparebanken Norge	19,132	299,403
Stolt-Nielsen Ltd.	9,213	269,594
Storebrand ASA	38,400	545,291
TGS ASA	49,049	360,355
TOMRA Systems ASA	18,775	260,786
Var Energi ASA	87,370	299,273
Veidekke ASA	29,377	466,905
Vend Marketplaces ASA, A Shares	7,089	279,817
Vend Marketplaces ASA, B Shares	14,801	556,129
Wallenius Wilhelmsen ASA	90,623	810,730
Wilh Wilhelmsen Holding ASA, Class A	1,476	68,027
Wilh Wilhelmsen Holding ASA, Class B	850	36,421
		12,000,680

Poland 1.2%
Alior Bank SA	11,990	323,045
Asseco Poland SA	17,460	941,970
Bank Millennium SA *	36,052	140,214
Budimex SA	1,189	177,941
CD Projekt SA	2,795	186,678
Cognor Holding SA *	44,005	82,138
Cyfrowy Polsat SA *	155,456	624,058
Dino Polska SA *	28,950	381,797
Enea SA	170,267	860,175
Eurocash SA	67,782	146,143
Grupa Azoty SA *	58,878	292,631
Grupa Kety SA	1,861	433,078
Jastrzebska Spolka Weglowa SA *	74,260	464,798
KRUK SA	1,983	217,260
LPP SA	84	373,074
mBank SA *	1,145	270,750
Orange Polska SA	237,154	553,595
Santander Bank Polska SA	3,554	518,240
Tauron Polska Energia SA *	354,544	786,478
		7,774,063

Portugal 0.4%
Banco Comercial Portugues SA, Class R	836,793	687,128
Navigator Co. SA	64,306	227,120
NOS SGPS SA	76,388	314,881
REN - Redes Energeticas Nacionais SGPS SA	117,042	397,182
Sonae SGPS SA	529,116	763,237
		2,389,548

Republic of Korea 8.1%
Amorepacific Corp.	7,233	696,993
Amorepacific Holdings Corp.	22,411	498,115
Asiana Airlines, Inc. *	66,520	452,853
BGF retail Co. Ltd.	4,201	340,295
BH Co. Ltd.	11,631	121,860
Binggrae Co. Ltd.	1,050	61,334
Celltrion, Inc.	4,788	613,836
Cheil Worldwide, Inc.	23,129	330,422
CJ ENM Co. Ltd. *	9,836	463,615
CJ Logistics Corp.	6,038	385,126
Coway Co. Ltd.	15,453	1,205,267
Daeduck Electronics Co. Ltd.	13,249	225,637
Daesang Corp.	14,241	240,477

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daewoo Engineering & Construction Co. Ltd. *	188,476	507,061
Daishin Securities Co. Ltd.	7,980	146,545
Daou Data Corp.	13,146	151,830
Daou Technology, Inc.	19,122	481,120
DB HiTek Co. Ltd.	9,971	325,209
DL E&C Co. Ltd.	14,746	497,929
DL Holdings Co. Ltd.	7,195	259,845
Dongjin Semichem Co. Ltd.	8,116	182,916
Dongwon Industries Co. Ltd.	2,960	97,573
Doosan Bobcat, Inc. *	19,916	789,532
Doosan Co. Ltd.	3,018	1,289,612
DoubleDown Interactive Co. Ltd., ADR *	7,511	71,430
E1 Corp.	2,341	138,960
Ecopro BM Co. Ltd. *	1,072	84,804
Ecopro Co. Ltd.	4,773	167,813
F&F Co. Ltd.	4,643	232,674
Gravity Co. Ltd., ADR *	1,133	70,269
GS Engineering & Construction Corp.	31,944	443,037
GS P&L Co. Ltd. *	2,751	76,005
GS Retail Co. Ltd.	27,696	324,000
Handsome Co. Ltd.	7,093	83,336
Hanjin Transportation Co. Ltd.	5,556	83,706
Hanon Systems *	95,525	224,527
Hansol Chemical Co. Ltd.	1,966	255,072
Hanwha Aerospace Co. Ltd.	1,109	791,218
Hanwha General Insurance Co. Ltd. *	23,943	103,406
Hanwha Life Insurance Co. Ltd. *	193,610	483,327
Hanwha Vision Co. Ltd. *	929	40,830
Harim Holdings Co. Ltd.	141,287	952,034
HD Hyundai Construction Equipment Co. Ltd.	5,163	343,510
HD Hyundai Infracore Co. Ltd. *	49,305	544,171
HD Hyundai Mipo	1,979	301,154
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,684	1,203,705
HDC Holdings Co. Ltd.	23,837	395,705
HDC Hyundai Development Co-Engineering & Construction, Class E	18,194	306,932
Hite Jinro Co. Ltd.	11,060	160,893
HL Mando Co. Ltd.	17,501	435,005
Hotel Shilla Co. Ltd. *	10,390	349,300
HS Hyosung Advanced Materials Corp.	1,277	180,728
HYBE Co. Ltd. *	398	73,973
Hyosung Corp.	1,480	92,423
Hyosung TNC Corp.	2,468	416,922
Hyundai Department Store Co. Ltd.	9,617	488,067
Hyundai Elevator Co. Ltd.	4,067	248,233
Hyundai Green Food	22,623	284,209
Hyundai Home Shopping Network Corp.	2,893	119,372
Hyundai Marine & Fire Insurance Co. Ltd. *	36,553	689,907
Hyundai Rotem Co. Ltd.	1,140	164,796
Hyundai Wia Corp.	16,823	600,353
iM Financial Group Co. Ltd.	92,677	922,089
Industrial Bank of Korea	32,529	453,827
IS Dongseo Co. Ltd.	4,290	62,746
JB Financial Group Co. Ltd.	39,629	657,727
Kakao Corp.	23,249	964,331
Kangwon Land, Inc.	16,961	227,671
KCC Corp.	1,859	493,139
KCC Glass Corp.	6,557	152,651
KEPCO Plant Service & Engineering Co. Ltd.	5,332	199,528
KG Chemical Corp.	38,260	123,950
KG Dongbusteel	18,423	78,379
KIWOOM Securities Co. Ltd.	2,751	424,216
Kolon Industries, Inc.	20,314	599,606
Korea Aerospace Industries Ltd.	4,549	308,059
Korea Investment Holdings Co. Ltd.	10,186	1,042,782
Korea Petrochemical Ind Co. Ltd.	4,360	319,185
SECURITY	NUMBER OF SHARES	VALUE ($)
Korean Reinsurance Co.	57,311	439,920
Krafton, Inc. *	1,805	424,998
Kumho Tire Co., Inc. *	44,616	148,779
Kwang Dong Pharmaceutical Co. Ltd.	15,230	67,790
LF Corp.	17,876	255,542
LG Energy Solution Ltd. *	1,432	391,457
Lotte Chilsung Beverage Co. Ltd.	961	89,675
Lotte Corp.	20,422	411,778
LOTTE Fine Chemical Co. Ltd.	8,897	274,312
Lotte Rental Co. Ltd.	11,344	256,544
Lotte Shopping Co. Ltd.	15,753	810,709
LS Corp.	7,962	982,027
LS Electric Co. Ltd.	1,527	337,028
LX Hausys Ltd.	4,180	92,673
LX International Corp.	39,706	915,141
LX Semicon Co. Ltd.	5,489	216,356
Macquarie Korea Infrastructure Fund	31,267	265,728
Mcnex Co. Ltd.	5,254	111,067
Meritz Financial Group, Inc.	7,639	634,401
Mirae Asset Securities Co. Ltd.	48,156	657,289
Misto Holdings Corp.	10,656	274,336
NCSoft Corp.	4,229	587,160
Netmarble Corp.	1,976	84,388
NH Investment & Securities Co. Ltd.	28,905	419,037
NHN Corp.	12,942	267,088
NICE Holdings Co. Ltd. *	12,250	117,284
NongShim Co. Ltd.	944	261,952
OCI Holdings Co. Ltd.	5,763	386,391
Orion Corp.	4,872	389,004
Orion Holdings Corp.	18,056	289,192
Otoki Corp.	812	232,524
Pan Ocean Co. Ltd.	153,849	464,939
Partron Co. Ltd.	16,792	79,931
Poongsan Corp.	7,041	812,106
POSCO Future M Co. Ltd. *	425	43,235
Posco International Corp.	10,264	358,862
S-1 Corp.	7,119	379,389
Samchully Co. Ltd.	1,447	143,911
Samsung Biologics Co. Ltd. *	88	67,234
Samsung Card Co. Ltd.	3,719	133,140
Samsung E&A Co. Ltd.	52,945	1,003,951
Samsung Heavy Industries Co. Ltd. *	33,368	455,454
Samsung Life Insurance Co. Ltd.	6,768	610,910
Samsung Securities Co. Ltd.	11,008	558,044
Samyang Holdings Corp. *	2,939	177,463
SD Biosensor, Inc.	30,556	219,580
SeAH Besteel Holdings Corp.	5,127	115,089
SeAH Steel Holdings Corp.	1,302	188,379
Seegene, Inc.	14,296	304,310
Seoul Semiconductor Co. Ltd. *	11,393	58,198
Seoyon E-Hwa Co. Ltd.	6,227	55,244
SFA Engineering Corp.	11,693	206,228
Shinsegae, Inc.	5,604	692,381
SIMMTECH Co. Ltd.	12,926	211,506
SK Chemicals Co. Ltd.	6,525	318,258
SK Discovery Co. Ltd.	11,595	455,649
SK Gas Ltd.	1,063	202,586
SK Networks Co. Ltd.	124,848	409,525
SKC Co. Ltd. *	2,073	149,171
SL Corp.	6,499	154,901
Soulbrain Co. Ltd.	1,126	190,952
Sungwoo Hitech Co. Ltd.	27,432	116,851
Taekwang Industrial Co. Ltd.	173	124,945
Taihan Electric Wire Co. Ltd. *	18,811	211,118
WONIK IPS Co. Ltd.	8,943	208,846
Young Poong Corp.	3,108	94,819
Youngone Corp.	9,180	399,021

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Youngone Holdings Co. Ltd.	4,079	413,373
Yuhan Corp.	2,966	249,752
		51,551,515

Singapore 2.1%
BW LPG Ltd.	28,897	384,148
CapitaLand Ascendas REIT	287,321	615,191
CapitaLand Ascott Trust	276,004	189,983
CapitaLand Integrated Commercial Trust	352,480	595,148
CapitaLand Investment Ltd.	188,698	401,889
City Developments Ltd.	109,600	518,865
ComfortDelGro Corp. Ltd.	381,900	448,972
Frasers Logistics & Commercial Trust	293,900	198,489
Genting Singapore Ltd.	758,100	427,632
Grab Holdings Ltd., Class A *	19,813	96,885
Hafnia Ltd.	55,271	303,746
Hutchison Port Holdings Trust, U Shares	3,583,400	714,311
IGG, Inc.	451,900	236,670
Jardine Cycle & Carriage Ltd.	33,300	674,318
Keppel Infrastructure Trust	978,215	330,771
Keppel Ltd.	72,800	472,970
Mapletree Industrial Trust	152,766	238,147
Mapletree Logistics Trust	271,432	241,375
Mapletree Pan Asia Commercial Trust	232,192	230,080
Netlink NBN Trust	256,200	176,601
SATS Ltd.	84,849	207,035
Sea Ltd., ADR *	7,055	1,105,166
Seatrium Ltd.	105,373	183,134
Sembcorp Industries Ltd.	110,100	654,664
Sheng Siong Group Ltd.	112,000	180,800
Singapore Exchange Ltd.	65,400	801,909
Singapore Post Ltd.	566,900	212,990
Singapore Technologies Engineering Ltd.	151,200	1,017,165
StarHub Ltd.	82,200	77,870
UOL Group Ltd.	108,301	572,500
Venture Corp. Ltd.	48,600	482,075
		12,991,499

Spain 1.6%
Abengoa SA, B Shares *(a)	66,135,341	0
Acciona SA	2,252	431,922
Almirall SA	7,248	87,245
Atresmedia Corp. de Medios de Comunicacion SA	12,755	72,080
Bankinter SA	69,495	991,987
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom SA *	9,712	342,732
CIE Automotive SA	11,176	335,546
Construcciones y Auxiliar de Ferrocarriles SA	5,006	303,145
Corp. ACCIONA Energias Renovables SA	9,220	248,228
Ebro Foods SA	15,082	294,440
EDP Renovaveis SA	29,074	341,349
Elecnor SA	8,030	218,353
Enagas SA	28,975	433,973
Ence Energia y Celulosa SA (b)	21,255	66,962
Faes Farma SA	46,063	228,174
Fluidra SA	10,469	261,103
Gestamp Automocion SA	125,311	471,044
Grupo Catalana Occidente SA	8,128	453,580
Indra Sistemas SA (b)	13,909	576,166
Inmobiliaria Colonial Socimi SA	35,447	234,746
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	163,812	252,378
Logista Integral SA	10,183	322,297
Mapfre SA	132,903	541,258
Merlin Properties Socimi SA	37,217	515,308
SECURITY	NUMBER OF SHARES	VALUE ($)
Naturgy Energy Group SA	14,818	464,695
Prosegur Cia de Seguridad SA	54,117	160,264
Puig Brands SA, Class B	3,873	71,979
Sacyr SA	124,735	510,760
Unicaja Banco SA	120,321	316,131
Vidrala SA	2,592	279,020
Viscofan SA	7,329	501,506
		10,328,371

Sweden 3.2%
AAK AB	20,441	525,833
AcadeMedia AB	30,472	279,026
AddLife AB, B Shares	8,529	150,197
AddTech AB, B Shares	9,686	325,626
AFRY AB	22,391	346,581
Alleima AB	51,379	363,093
Ambea AB	6,327	79,597
Arjo AB, B Shares	51,580	179,744
Asmodee Group AB, Class B *	6,551	82,501
Attendo AB	30,499	213,108
Avanza Bank Holding AB	5,298	195,176
Axfood AB	18,703	557,318
Beijer Ref AB	19,159	321,620
Betsson AB, Class B	19,606	331,976
Bilia AB, A Shares	32,407	380,760
Billerud Aktiebolag	79,211	672,559
Bravida Holding AB	46,410	435,509
Castellum AB	38,121	433,953
Clas Ohlson AB, B Shares	4,001	139,213
Corem Property Group AB, B Shares	80,812	36,045
Dometic Group AB	112,127	566,401
Electrolux Professional AB, B Shares	21,142	143,654
Elekta AB, B Shares	72,545	357,728
Embracer Group AB *	17,625	182,323
EQT AB	15,594	521,215
Evolution AB	8,881	790,063
Fabege AB	20,328	170,382
Fastighets AB Balder, B Shares *	31,237	210,915
Getinge AB, B Shares	36,873	727,809
Granges AB	29,410	394,363
Hexpol AB	48,412	416,875
Holmen AB, B Shares	15,410	572,738
Indutrade AB	16,082	390,542
Investment AB Latour, B Shares	2,742	70,001
Inwido AB	10,487	194,985
JM AB	22,697	325,248
Lagercrantz Group AB, B Shares	2,986	69,326
Lifco AB, B Shares	7,073	251,948
Lindab International AB	11,589	243,584
Loomis AB	17,121	676,952
MEKO AB	12,488	109,326
Mycronic AB	8,098	175,717
NCAB Group AB *	12,860	69,495
NCC AB, B Shares	32,161	608,978
New Wave Group AB, B Shares	13,199	158,071
Nibe Industrier AB, B Shares	173,243	799,414
Nolato AB, B Shares	27,851	164,751
Pandox AB	3,365	60,086
Peab AB, B Shares	73,712	554,356
Ratos AB, B Shares	90,390	319,988
Saab AB, B Shares	19,754	1,074,499
Sagax AB, B Shares	5,833	123,459
Samhallsbyggnadsbolaget i Norden AB *(b)	493,436	247,401
Scandic Hotels Group AB	34,908	289,470
Sinch AB *	129,061	443,060
Stillfront Group AB *	101,985	52,857
Svenska Cellulosa AB SCA, B Shares	24,620	308,763
Sweco AB, B Shares	19,516	307,856

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Swedish Orphan Biovitrum AB *	12,995	357,317
Thule Group AB	13,214	373,715
Wihlborgs Fastigheter AB	18,137	178,233
		20,103,299

Switzerland 3.1%
Accelleron Industries AG	4,596	418,612
Allreal Holding AG	1,540	348,324
ALSO Holding AG	2,123	641,208
Aryzta AG *	3,802	356,829
Avolta AG *	14,541	755,893
Baloise Holding AG	1,875	449,372
Banque Cantonale Vaudoise	2,211	255,866
Belimo Holding AG	552	642,378
Bell Food Group AG	975	308,688
BeOne Medicines Ltd. *	2,100	47,742
BKW AG	2,278	508,615
Bossard Holding AG, Class A	764	161,919
Bucher Industries AG	996	470,360
Burckhardt Compression Holding AG	106	94,403
Bystronic AG	375	185,826
Cembra Money Bank AG	3,360	377,093
Clariant AG *	57,965	594,892
Comet Holding AG	491	123,624
Daetwyler Holding AG	859	152,983
DKSH Holding AG	10,425	720,891
DocMorris AG *	3,470	32,493
dormakaba Holding AG	410	395,783
DSM-Firmenich AG	1,459	140,180
Emmi AG	352	320,409
EMS-Chemie Holding AG	582	457,912
Flughafen Zurich AG	1,427	402,181
Forbo Holding AG	259	245,665
Galderma Group AG	928	143,022
Galenica AG	8,895	944,023
Georg Fischer AG	9,059	708,673
Helvetia Holding AG	3,971	954,952
Huber & Suhner AG	3,357	448,246
Inficon Holding AG	1,190	143,188
Interroll Holding AG	77	216,830
Kardex Holding AG	241	92,801
Landis & Gyr Group AG *	5,602	457,428
Luzerner Kantonalbank AG	829	74,785
Mobimo Holding AG *	514	201,310
OC Oerlikon Corp. AG Pfaffikon	83,610	408,482
On Holding AG, Class A *	1,714	83,249
PSP Swiss Property AG	2,123	360,197
SFS Group AG	1,913	247,209
Siegfried Holding AG *	1,850	206,841
SIG Group AG *	28,425	459,882
Softwareone Holding AG	25,948	211,773
St. Galler Kantonalbank AG	267	162,913
Stadler Rail AG	9,941	262,708
Straumann Holding AG	4,183	509,656
Sulzer AG	1,695	326,136
Swiss Prime Site AG	5,726	791,956
Swissquote Group Holding SA	141	93,687
Tecan Group AG *	1,319	261,151
Temenos AG	4,653	416,186
Valiant Holding AG	1,834	288,667
VAT Group AG	1,107	387,659
Vontobel Holding AG	5,300	386,444
		19,860,195

Taiwan 0.0%
FIT Hon Teng Ltd. *	320,000	107,714

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 7.8%
4imprint Group PLC	3,528	167,110
AG Barr PLC	15,881	144,267
Airtel Africa PLC	368,686	992,491
Allfunds Group PLC	27,158	188,048
Ashmore Group PLC	101,587	234,513
ASOS PLC *(b)	32,375	132,544
Assura PLC	260,260	171,383
Auto Trader Group PLC	36,680	404,939
Babcock International Group PLC	52,255	716,433
Bakkavor Group PLC	57,517	178,506
Beazley PLC	51,445	606,162
Big Yellow Group PLC	12,853	158,473
Bodycote PLC	50,026	420,515
Breedon Group PLC	61,641	295,179
British Land Co. PLC	98,793	454,046
Carnival PLC, ADR *	12,408	337,498
Chemring Group PLC	37,343	270,442
Clarkson PLC	3,616	164,652
Close Brothers Group PLC *	125,740	668,252
Coats Group PLC	275,493	269,234
Computacenter PLC	16,375	494,905
ConvaTec Group PLC	176,324	543,259
Cranswick PLC	10,532	737,588
Crest Nicholson Holdings PLC	57,529	138,468
CVS Group PLC	10,870	175,968
Deliveroo PLC *	48,357	113,030
Derwent London PLC	9,810	250,043
Diploma PLC	5,844	413,696
Diversified Energy Co. PLC	14,208	213,108
Domino's Pizza Group PLC	52,735	166,927
Dr. Martens PLC	321,833	343,636
Drax Group PLC	45,190	422,054
Dunelm Group PLC	19,686	315,791
easyJet PLC	101,848	660,409
Elementis PLC	110,247	252,273
Endava PLC, ADR *	7,108	90,982
Endeavour Mining PLC	23,815	715,000
Energean PLC	10,396	125,693
Essentra PLC	61,894	85,500
FDM Group Holdings PLC	13,206	21,173
Fevertree Drinks PLC	6,990	87,681
Frasers Group PLC *	39,170	354,645
Fresnillo PLC	33,834	623,854
Future PLC	19,205	179,617
Games Workshop Group PLC	2,198	470,948
Gamma Communications PLC	10,176	146,216
Genuit Group PLC	42,187	216,694
Genus PLC	8,320	272,487
Grainger PLC	67,351	182,088
Greggs PLC	15,978	332,254
Halfords Group PLC	100,021	189,643
Halma PLC	21,635	925,729
Harbour Energy PLC	136,243	358,310
Hikma Pharmaceuticals PLC	24,560	634,808
Hill & Smith PLC	9,969	268,313
Hilton Food Group PLC	29,733	333,768
Howden Joinery Group PLC	74,508	862,547
Hunting PLC	50,331	209,379
Ibstock PLC	91,847	182,189
ICG PLC	22,788	652,479
IG Group Holdings PLC	65,595	976,763
IMI PLC	33,311	973,179
InterContinental Hotels Group PLC	6,584	757,424
Investec PLC	25,987	192,705
J D Wetherspoon PLC	19,049	188,801
James Halstead PLC	32,806	63,657
JD Sports Fashion PLC	231,160	259,474

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JET2 PLC	19,244	412,194
Johnson Service Group PLC	77,703	144,897
Jupiter Fund Management PLC	123,517	210,102
Just Group PLC	123,309	343,609
Keller Group PLC	24,526	428,383
Kier Group PLC	189,706	495,911
Lancashire Holdings Ltd.	23,071	190,734
Land Securities Group PLC	91,626	696,810
Lion Finance Group PLC	4,767	477,912
LondonMetric Property PLC	55,342	139,277
Marshalls PLC	62,468	170,772
Mitchells & Butlers PLC *	74,155	270,251
Mitie Group PLC	248,942	461,607
Mobico Group PLC *	259,581	124,198
MONY Group PLC	102,884	272,209
Morgan Advanced Materials PLC	93,849	287,545
Morgan Sindall Group PLC	10,187	618,037
Ninety One PLC	79,146	196,819
Ocado Group PLC *	57,108	236,688
OSB Group PLC	90,987	665,546
Oxford Instruments PLC	5,820	139,581
Pagegroup PLC	119,053	416,418
Paragon Banking Group PLC	27,199	324,361
Pennon Group PLC	99,364	656,440
Pets at Home Group PLC	154,549	465,537
Pinewood Technologies Group PLC *	27,486	175,326
Polar Capital Holdings PLC	20,724	129,727
Premier Foods PLC	111,963	285,082
Primary Health Properties PLC	112,444	142,416
PZ Cussons PLC	81,031	75,040
QinetiQ Group PLC	75,846	497,254
Quilter PLC	306,311	684,464
Renew Holdings PLC	14,672	163,841
Renishaw PLC	4,324	169,887
Rightmove PLC	33,229	358,590
Rolls-Royce Holdings PLC	53,213	755,251
Rotork PLC	103,252	442,869
RS Group PLC	40,342	296,875
RWS Holdings PLC	139,207	164,908
Safestore Holdings PLC	20,270	179,742
Savills PLC	34,879	450,956
Schroders PLC	174,015	894,463
Segro PLC	60,556	516,103
Senior PLC	109,692	292,627
Serco Group PLC	175,240	482,867
Serica Energy PLC	100,734	223,899
Softcat PLC	9,405	202,282
Spectris PLC	24,859	1,305,339
Spirax Group PLC	7,837	654,928
Spire Healthcare Group PLC	62,494	178,934
Spirent Communications PLC	97,186	249,887
SSP Group PLC	163,738	367,971
St. James's Place PLC	38,527	663,083
SThree PLC	28,841	80,440
Tate & Lyle PLC	96,163	678,982
Telecom Plus PLC	12,037	293,258
THG PLC *(b)	367,490	146,514
TORM PLC, Class A	13,718	253,146
Tritax Big Box REIT PLC	104,019	193,488
Tullow Oil PLC *(b)	385,591	72,820
UNITE Group PLC	17,125	168,842
Vesuvius PLC	122,262	575,462
Victrex PLC	24,005	217,318
Vistry Group PLC *	77,203	591,686
Watches of Switzerland Group PLC *	55,801	256,634
Weir Group PLC	28,017	984,262
WH Smith PLC	16,543	223,303
SECURITY	NUMBER OF SHARES	VALUE ($)
Whitbread PLC	10,311	414,201
Zigup PLC	119,109	527,182
		49,677,829

United States 0.2%
Coronado Global Resources, Inc., CDI	505,641	62,587
Garrett Motion, Inc.	20,326	265,051
Kulicke & Soffa Industries, Inc.	12,600	412,776
Magnachip Semiconductor Corp. *	17,174	70,413
Mercer International, Inc.	18,535	68,765
SolarEdge Technologies, Inc. *	24,307	623,718
		1,503,310
Total Common Stocks (Cost $452,596,440)		626,663,582

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	7,355	586,840
Jungheinrich AG	16,058	615,633
KSB SE & Co. KGaA	297	317,121
Sartorius AG	1,572	334,760
Sixt SE	4,530	315,916
STO SE & Co. KGaA	1,319	187,794
		2,358,064

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	9,329	303,303

Republic of Korea 0.0%
Daesang Corp.	59	741
Daishin Securities Co. Ltd.	7,876	110,195
		110,936
Total Preferred Stocks (Cost $2,154,213)		2,772,303

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)	9,173	41,285
Total Warrants (Cost $0)		41,285

SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	5,650,039	5,650,039
Total Short-Term Investments (Cost $5,650,039)		5,650,039
Total Investments in Securities (Cost $460,400,692)		635,127,209

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	37	4,834,790	(83,382)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,160,956.
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$20,882,692	$—	$20,882,692
Australia	90,188	28,840,328	0 *	28,930,516
Austria	366,005	4,462,658	—	4,828,663
Canada	48,881,674	665,429	—	49,547,103
China	1,987,271	5,817,936	—	7,805,207
Cyprus	400,064	—	—	400,064
Denmark	1,314,197	7,433,730	—	8,747,927
Finland	193,517	8,296,033	—	8,489,550
France	1,282,885	23,124,183	—	24,407,068
Germany	354,670	23,607,611	—	23,962,281
Guernsey	83,477	165,441	—	248,918
Hong Kong	3,921,506	14,782,058	0 *	18,703,564
Ireland	1,136,647	2,179,241	—	3,315,888
Israel	220,875	13,906,685	—	14,127,560
Italy	302,476	12,463,631	0 *	12,766,107
Japan	824,072	200,391,021	—	201,215,093
Jersey	45,318	1,555,197	—	1,600,515
Luxembourg	706,737	2,888,861	0 *	3,595,598
New Zealand	3,073,167	1,835,792	—	4,908,959
Norway	2,256,183	9,744,497	—	12,000,680
Poland	635,733	7,138,330	—	7,774,063
Portugal	763,237	1,626,311	—	2,389,548
Republic of Korea	141,699	51,409,816	—	51,551,515
Singapore	1,456,522	11,534,977	—	12,991,499
Spain	918,275	9,410,096	0 *	10,328,371
Sweden	339,794	19,763,505	—	20,103,299
Switzerland	269,075	19,591,120	—	19,860,195
United Kingdom	9,373,010	40,304,819	—	49,677,829
United States	1,440,723	62,587	—	1,503,310
Preferred Stocks[1]	—	2,772,303	—	2,772,303
Warrants
Italy	—	—	41,285	41,285
Short-Term Investments[1]	5,650,039	—	—	5,650,039
Liabilities
Futures Contracts[2]	(83,382)	—	—	(83,382)
Total	$88,345,654	$546,656,888	$41,285	$635,043,827

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Equity Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.5% OF NET ASSETS

Brazil 6.6%
Ambev SA	1,196,580	2,662,605
B3 SA - Brasil Bolsa Balcao	746,559	1,677,226
Banco Bradesco SA	581,788	1,392,247
Banco do Brasil SA	1,050,022	3,694,124
Banco Santander Brasil SA	117,322	553,762
Centrais Eletricas Brasileiras SA	201,682	1,361,823
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	71,932	1,391,354
Cia Energetica de Minas Gerais	110,338	290,055
Cia Paranaense de Energia - Copel	289,174	570,132
Cia Siderurgica Nacional SA	895,992	1,283,292
Cosan SA *	434,548	460,192
Equatorial Energia SA	229,197	1,394,530
Itau Unibanco Holding SA	113,518	635,144
Klabin SA	303,034	1,006,587
Localiza Rent a Car SA	87,304	539,925
Marfrig Global Foods SA	267,986	1,019,386
Natura Cosmeticos SA *	275,483	444,252
Petroleo Brasileiro SA	3,014,307	19,266,200
Suzano SA	227,056	2,114,629
Telefonica Brasil SA	331,037	1,861,050
Ultrapar Participacoes SA	619,713	1,900,237
Vale SA	2,600,097	24,823,635
Vibra Energia SA	1,136,209	4,303,737
		74,646,124

Chile 0.5%
Banco de Chile	8,404,573	1,157,756
Cencosud SA	603,164	1,817,039
Empresas CMPC SA	373,766	526,518
Empresas Copec SA	281,540	1,863,888
Enel Americas SA	5,462,639	544,798
		5,909,999

China 35.5%
Agile Group Holdings Ltd. *	7,120,000	429,800
Agricultural Bank of China Ltd., A Shares	1,509,900	1,318,552
Agricultural Bank of China Ltd., H Shares	9,265,600	6,070,043
Alibaba Group Holding Ltd.	2,480,892	37,299,629
Aluminum Corp. of China Ltd., A Shares	526,700	540,214
Aluminum Corp. of China Ltd., H Shares	1,428,000	1,128,643
Anhui Conch Cement Co. Ltd., A Shares	273,500	892,425
Anhui Conch Cement Co. Ltd., H Shares	788,500	2,282,809
ANTA Sports Products Ltd.	130,600	1,499,038
BAIC Motor Corp. Ltd., H Shares *	6,909,500	1,887,367
Baidu, Inc., A Shares *	476,900	5,217,922
Bank of Beijing Co. Ltd., A Shares	1,384,100	1,237,681
Bank of China Ltd., A Shares	816,500	628,516
Bank of China Ltd., H Shares	26,935,234	15,547,374
Bank of Communications Co. Ltd., A Shares	1,397,900	1,482,239
Bank of Communications Co. Ltd., H Shares	2,902,000	2,614,317
SECURITY	NUMBER OF SHARES	VALUE ($)
BOE Technology Group Co. Ltd., A Shares	2,213,000	1,237,939
BYD Co. Ltd., A Shares	26,400	382,946
BYD Co. Ltd., H Shares	179,000	2,613,552
CGN Power Co. Ltd., A Shares	176,600	90,045
CGN Power Co. Ltd., H Shares	1,588,000	596,567
China CITIC Bank Corp. Ltd., A Shares	241,100	273,822
China CITIC Bank Corp. Ltd., H Shares	4,162,000	3,867,003
China Coal Energy Co. Ltd., A Shares	92,300	151,023
China Coal Energy Co. Ltd., H Shares	944,000	1,159,900
China Communications Services Corp. Ltd., H Shares	1,084,000	631,364
China Construction Bank Corp., A Shares	592,100	772,436
China Construction Bank Corp., H Shares	38,120,960	38,990,239
China Everbright Bank Co. Ltd., A Shares	2,116,000	1,187,794
China Everbright Bank Co. Ltd., H Shares	4,303,000	2,022,043
China Hongqiao Group Ltd.	1,364,500	3,599,409
China Life Insurance Co. Ltd., A Shares	13,400	75,914
China Life Insurance Co. Ltd., H Shares	718,000	2,074,022
China Mengniu Dairy Co. Ltd.	961,000	1,999,856
China Merchants Bank Co. Ltd., A Shares	556,300	3,427,172
China Merchants Bank Co. Ltd., H Shares	955,650	6,201,349
China Minsheng Banking Corp. Ltd., A Shares	3,747,500	2,538,727
China Minsheng Banking Corp. Ltd., H Shares	5,745,910	3,458,397
China National Building Material Co. Ltd., H Shares	10,196,562	6,066,386
China Pacific Insurance Group Co. Ltd., A Shares	117,400	608,764
China Pacific Insurance Group Co. Ltd., H Shares	608,600	2,451,085
China Petroleum & Chemical Corp., A Shares	1,650,500	1,374,016
China Petroleum & Chemical Corp., H Shares	22,342,400	13,111,018
China Railway Group Ltd., A Shares	1,170,200	922,585
China Railway Group Ltd., H Shares	3,232,000	1,626,121
China Resources Gas Group Ltd.	144,900	366,786
China Resources Land Ltd.	1,316,000	4,825,729
China Shenhua Energy Co. Ltd., A Shares	106,200	561,118
China Shenhua Energy Co. Ltd., H Shares	965,000	4,182,453
China State Construction Engineering Corp. Ltd., A Shares	2,887,700	2,263,738
China Tower Corp. Ltd., H Shares	1,679,900	2,350,709
China United Network Communications Ltd., A Shares	1,787,250	1,326,031
China Vanke Co. Ltd., A Shares *	1,556,500	1,387,489
China Vanke Co. Ltd., H Shares *	2,698,900	1,712,414
China Yongda Automobiles Services Holdings Ltd.	5,599,000	1,594,952
CITIC Securities Co. Ltd., A Shares	213,600	857,383

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CITIC Securities Co. Ltd., H Shares	239,500	841,505
COSCO SHIPPING Holdings Co. Ltd., A Shares	557,400	1,205,372
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,662,500	3,038,951
CRRC Corp. Ltd., A Shares	487,630	498,023
CRRC Corp. Ltd., H Shares	1,192,000	826,005
Daqo New Energy Corp., ADR *	36,897	802,879
ENN Energy Holdings Ltd.	296,400	2,415,665
Geely Automobile Holdings Ltd.	1,626,000	3,647,147
Gree Electric Appliances, Inc. of Zhuhai, A Shares	102,000	644,631
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	3,626,946	414,763
Haier Smart Home Co. Ltd., A Shares	162,400	557,941
Haier Smart Home Co. Ltd., H Shares	704,800	2,220,385
Hello Group, Inc., ADR	76,552	630,023
Huaneng Power International, Inc., A Shares	123,200	125,153
Huaneng Power International, Inc., H Shares	780,000	529,484
Industrial & Commercial Bank of China Ltd., A Shares	1,261,500	1,322,078
Industrial & Commercial Bank of China Ltd., H Shares	23,098,172	17,698,390
Industrial Bank Co. Ltd., A Shares	1,134,000	3,555,201
iQIYI, Inc., ADR *	431,297	793,587
JD.com, Inc., ADR	467,488	14,721,197
Jiangxi Copper Co. Ltd., A Shares	153,700	477,636
Jiangxi Copper Co. Ltd., H Shares	1,133,000	2,264,560
JinkoSolar Holding Co. Ltd., ADR	27,009	592,577
KE Holdings, Inc., ADR	85,531	1,575,481
Kunlun Energy Co. Ltd.	2,634,000	2,537,465
Kweichow Moutai Co. Ltd., A Shares	5,700	1,121,743
Li Ning Co. Ltd.	599,500	1,270,154
Longfor Group Holdings Ltd.	2,207,000	2,746,960
Lufax Holding Ltd., ADR *	695,964	2,011,336
Meituan, B Shares *	177,570	2,739,468
Midea Group Co. Ltd., A Shares	180,100	1,749,137
NetEase, Inc.	192,443	5,030,891
PDD Holdings, Inc., ADR *	29,313	3,325,560
People's Insurance Co. Group of China Ltd., A Shares	83,900	95,001
People's Insurance Co. Group of China Ltd., H Shares	1,082,000	831,266
PetroChina Co. Ltd., A Shares	913,400	1,123,012
PetroChina Co. Ltd., H Shares	12,584,000	12,297,478
PICC Property & Casualty Co. Ltd., H Shares	2,334,000	4,844,408
Ping An Bank Co. Ltd., A Shares	859,500	1,456,620
Ping An Insurance Group Co. of China Ltd., A Shares	653,900	5,312,359
Ping An Insurance Group Co. of China Ltd., H Shares	2,526,000	17,341,901
Poly Developments & Holdings Group Co. Ltd., A Shares *	533,500	589,523
Postal Savings Bank of China Co. Ltd., A Shares	495,200	393,969
Postal Savings Bank of China Co. Ltd., H Shares	3,508,000	2,478,087
Seazen Group Ltd. *	2,454,000	782,252
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,661,400	2,947,287
Shenzhou International Group Holdings Ltd.	139,900	1,006,827
Sinopharm Group Co. Ltd., H Shares	1,375,200	3,305,467
Sunac China Holdings Ltd. *(a)	6,306,000	1,249,992
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunny Optical Technology Group Co. Ltd.	94,400	874,647
Tencent Holdings Ltd.	462,100	32,352,636
Vipshop Holdings Ltd., ADR	266,847	4,026,721
Weichai Power Co. Ltd., A Shares	306,800	642,434
Weichai Power Co. Ltd., H Shares	674,000	1,428,790
Xiaomi Corp., B Shares *	1,436,200	9,662,682
Yankuang Energy Group Co. Ltd., A Shares	141,585	247,358
Yankuang Energy Group Co. Ltd., H Shares	1,355,600	1,545,565
Zhongsheng Group Holdings Ltd.	1,036,500	1,743,508
Zijin Mining Group Co. Ltd., A Shares	333,700	883,032
Zijin Mining Group Co. Ltd., H Shares	742,000	1,967,531
ZTO Express Cayman, Inc.	20,450	398,665
ZTO Express Cayman, Inc., ADR	39,494	777,637
		401,554,868

Colombia 0.2%
Ecopetrol SA, ADR (a)	163,377	1,372,367
Grupo Cibest SA	78,419	1,021,046
		2,393,413

Czech Republic 0.2%
CEZ AS	38,725	2,243,703

Greece 0.4%
Alpha Bank SA	313,988	1,175,298
Motor Oil Hellas Corinth Refineries SA	28,225	808,574
National Bank of Greece SA	137,420	1,916,810
		3,900,682

Hong Kong 2.8%
BOC Hong Kong Holdings Ltd.	739,000	3,318,298
China Everbright Environment Group Ltd.	2,619,000	1,401,664
China Jinmao Holdings Group Ltd.	5,132,000	933,797
China Overseas Land & Investment Ltd.	3,025,000	5,231,734
China Resources Power Holdings Co. Ltd.	676,000	1,675,188
China Taiping Insurance Holdings Co. Ltd.	386,600	859,026
CITIC Ltd.	5,947,000	8,921,530
CSPC Pharmaceutical Group Ltd.	2,190,000	2,752,380
Fosun International Ltd.	1,262,500	871,271
Lenovo Group Ltd.	2,838,000	3,639,023
Orient Overseas International Ltd.	102,500	1,844,208
		31,448,119

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	477,500	4,148,769
OTP Bank Nyrt	32,671	2,651,117
		6,799,886

India 9.7%
Axis Bank Ltd.	250,420	3,041,119
Bajaj Finserv Ltd.	26,501	586,402
Bharat Petroleum Corp. Ltd.	1,060,205	3,961,918
Bharti Airtel Ltd.	161,199	3,509,163
Coal India Ltd.	357,178	1,527,452
GAIL India Ltd.	787,043	1,585,428
Grasim Industries Ltd.	59,386	1,855,423
HCL Technologies Ltd.	116,446	1,941,167

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HDFC Bank Ltd.	346,662	7,955,303
Hindalco Industries Ltd.	442,490	3,425,588
Hindustan Petroleum Corp. Ltd.	516,852	2,453,931
Hindustan Unilever Ltd.	48,945	1,405,680
ICICI Bank Ltd.	367,625	6,190,545
Indian Oil Corp. Ltd. *	1,849,795	3,055,925
IndusInd Bank Ltd. *	104,433	947,478
Infosys Ltd.	356,244	6,058,623
ITC Hotels Ltd. *	27,078	70,979
ITC Ltd.	692,808	3,249,058
JSW Steel Ltd.	144,430	1,722,871
Kotak Mahindra Bank Ltd.	75,938	1,710,909
Larsen & Toubro Ltd.	84,388	3,489,920
Mahindra & Mahindra Ltd.	64,284	2,341,775
Maruti Suzuki India Ltd.	12,463	1,787,679
NTPC Ltd.	774,321	2,938,794
Oil & Natural Gas Corp. Ltd.	1,426,064	3,907,043
Power Finance Corp. Ltd.	341,832	1,591,176
Power Grid Corp. of India Ltd.	567,738	1,876,810
Rajesh Exports Ltd. *	900,209	1,925,845
Reliance Industries Ltd.	721,107	11,388,071
Shriram Finance Ltd.	99,606	713,387
State Bank of India	373,587	3,384,863
Steel Authority of India Ltd.	479,072	676,505
Sun Pharmaceutical Industries Ltd.	55,245	1,072,860
Tata Consultancy Services Ltd.	89,975	3,102,918
Tata Motors Ltd.	312,509	2,362,150
Tata Steel Ltd.	2,677,292	4,807,963
Tech Mahindra Ltd.	78,627	1,304,426
UltraTech Cement Ltd.	3,990	555,543
UPL Ltd.	83,646	669,197
Vedanta Ltd.	428,714	2,070,414
Wipro Ltd.	399,404	1,123,506
		109,345,807

Indonesia 1.3%
Alamtri Resources Indonesia Tbk. PT	7,738,000	867,409
Astra International Tbk. PT	8,981,800	2,776,458
Bank Central Asia Tbk. PT	3,249,900	1,628,835
Bank Mandiri Persero Tbk. PT	6,124,900	1,667,386
Bank Rakyat Indonesia Persero Tbk. PT	12,225,996	2,737,773
Telkom Indonesia Persero Tbk. PT, Class B	20,995,000	3,686,616
United Tractors Tbk. PT	907,100	1,329,190
		14,693,667

Kuwait 0.6%
Kuwait Finance House KSCP	697,276	1,836,085
Mobile Telecommunications Co. KSCP	999,604	1,735,328
National Bank of Kuwait SAKP	923,025	3,159,308
		6,730,721

Malaysia 0.8%
Axiata Group Bhd.	1,142,213	721,333
CIMB Group Holdings Bhd.	831,653	1,271,278
Malayan Banking Bhd.	1,053,240	2,316,517
Public Bank Bhd.	1,651,025	1,626,042
Sime Darby Bhd.	1,313,400	500,677
Tenaga Nasional Bhd.	691,500	2,106,272
		8,542,119

Mexico 3.8%
Alfa SAB de CV, A Shares	3,248,034	2,379,424
America Movil SAB de CV, Series B	8,478,807	7,654,073
Cemex SAB de CV, Series CPO	6,543,455	5,712,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Controladora Alpek SAB de CV *	2,837,274	407,581
Fibra Uno Administracion SA de CV	459,680	654,736
Fomento Economico Mexicano SAB de CV	514,599	4,645,712
Grupo Bimbo SAB de CV, Series A	445,410	1,292,433
Grupo Comercial Chedraui SA de CV	136,381	1,104,711
Grupo Financiero Banorte SAB de CV, O Shares	637,223	5,678,767
Grupo Mexico SAB de CV, Series B	881,496	5,517,936
Grupo Televisa SAB, Series CPO	4,853,049	2,693,423
Nemak SAB de CV *	4,987,420	909,447
Orbia Advance Corp. SAB de CV	1,662,108	1,137,440
Wal-Mart de Mexico SAB de CV	1,183,621	3,489,062
		43,277,478

Netherlands 0.3%
JBS NV *	256,971	3,528,587

Qatar 0.8%
Industries Qatar QSC	166,653	608,299
Ooredoo QPSC	381,713	1,410,652
Qatar Fuel QSC	361,055	1,507,288
Qatar Islamic Bank QPSC	202,739	1,365,892
Qatar National Bank QPSC	794,997	4,089,963
		8,982,094

Saudi Arabia 2.1%
Al Rajhi Bank	77,624	1,957,217
Riyad Bank	149,337	1,120,551
Saudi Arabian Mining Co. *	41,282	570,746
Saudi Arabian Oil Co.	1,044,514	6,758,685
Saudi Basic Industries Corp.	339,014	4,939,115
Saudi Electricity Co.	376,830	1,481,775
Saudi National Bank	234,090	2,336,006
Saudi Telecom Co.	379,103	4,243,559
		23,407,654

South Africa 4.7%
Absa Group Ltd.	287,268	2,835,572
Bid Corp. Ltd.	68,992	1,734,624
Bidvest Group Ltd.	87,196	1,134,315
Exxaro Resources Ltd.	55,330	483,797
FirstRand Ltd.	993,546	4,219,150
Gold Fields Ltd.	129,347	3,154,375
Impala Platinum Holdings Ltd. *	646,238	6,107,866
MTN Group Ltd.	946,783	7,957,734
Naspers Ltd., N Shares	2,649	817,699
Nedbank Group Ltd.	149,975	2,046,485
Old Mutual Ltd.	892,716	625,814
Sanlam Ltd.	317,795	1,528,940
Sappi Ltd.	547,239	829,345
Sasol Ltd. *	833,070	4,285,392
Shoprite Holdings Ltd.	116,477	1,697,704
Sibanye Stillwater Ltd. *	2,908,441	6,117,276
Standard Bank Group Ltd.	325,523	4,188,658
Valterra Platinum Ltd.	40,438	1,816,067
Vodacom Group Ltd.	192,556	1,470,154
		53,050,967

Taiwan 18.1%
Acer, Inc.	1,180,496	1,261,196
ASE Technology Holding Co. Ltd.	1,068,000	5,179,143
Asia Cement Corp.	376,000	508,265
Asustek Computer, Inc.	186,041	4,083,862

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AUO Corp. *	5,113,440	2,038,582
Catcher Technology Co. Ltd.	191,000	1,348,866
Cathay Financial Holding Co. Ltd.	1,358,622	2,753,704
Chailease Holding Co. Ltd.	328,493	1,268,197
China Steel Corp.	5,077,198	3,297,144
Chunghwa Telecom Co. Ltd.	795,956	3,439,548
Compal Electronics, Inc.	3,426,305	3,352,990
CTBC Financial Holding Co. Ltd.	2,678,201	3,680,107
Delta Electronics, Inc.	212,590	4,004,791
E.Sun Financial Holding Co. Ltd.	643,680	688,411
Eva Airways Corp.	450,000	567,405
Evergreen Marine Corp. Taiwan Ltd.	1,219,000	8,044,052
Far Eastern New Century Corp.	1,235,817	1,184,461
Far EasTone Telecommunications Co. Ltd.	196,000	534,570
First Financial Holding Co. Ltd.	1,480,591	1,462,578
Formosa Chemicals & Fibre Corp.	2,372,442	2,278,410
Formosa Petrochemical Corp.	330,330	482,684
Formosa Plastics Corp.	2,324,732	3,306,915
Fubon Financial Holding Co. Ltd.	1,298,351	3,563,544
Hon Hai Precision Industry Co. Ltd.	5,093,572	29,952,646
Innolux Corp.	6,539,411	2,508,063
Inventec Corp.	969,639	1,432,083
KGI Financial Holding Co. Ltd.	2,960,000	1,499,404
Largan Precision Co. Ltd.	8,050	631,387
Lite-On Technology Corp., ADR	472,167	1,866,710
MediaTek, Inc.	175,838	7,962,747
Mega Financial Holding Co. Ltd.	1,190,213	1,693,072
Micro-Star International Co. Ltd.	247,000	1,180,000
Nan Ya Plastics Corp.	2,638,622	3,598,810
Novatek Microelectronics Corp.	119,000	1,880,637
Pegatron Corp.	1,404,264	3,738,390
Pou Chen Corp.	1,325,267	1,246,294
Powertech Technology, Inc.	301,000	1,257,256
Quanta Computer, Inc.	402,500	3,748,949
Realtek Semiconductor Corp.	32,000	611,868
Synnex Technology International Corp.	665,850	1,475,640
Taishin Financial Holding Co. Ltd.	1,076,000	587,265
Taiwan Mobile Co. Ltd.	383,196	1,350,881
Taiwan Semiconductor Manufacturing Co. Ltd.	1,347,803	51,889,408
TCC Group Holdings Co. Ltd.	1,872,926	1,519,265
Unimicron Technology Corp.	161,000	730,826
Uni-President Enterprises Corp.	1,137,678	3,002,632
United Microelectronics Corp.	3,103,965	4,301,080
Wan Hai Lines Ltd.	627,000	1,854,298
Wistron Corp.	866,682	3,527,275
WPG Holdings Ltd.	993,880	2,202,202
WT Microelectronics Co. Ltd.	162,000	742,926
Yageo Corp.	75,517	1,326,957
Yang Ming Marine Transport Corp.	1,930,000	3,915,415
Yuanta Financial Holding Co. Ltd.	1,900,891	1,971,761
Zhen Ding Technology Holding Ltd.	299,000	1,247,029
		204,782,601

Thailand 2.9%
Advanced Info Service PCL NVDR	152,775	1,357,368
Bangkok Bank PCL NVDR	539,200	2,437,221
Banpu PCL NVDR	11,053,100	1,702,754
Charoen Pokphand Foods PCL NVDR	2,313,400	1,613,408
CP ALL PCL NVDR	870,600	1,257,876
Kasikornbank PCL NVDR	728,600	3,602,808
PTT Exploration & Production PCL NVDR	485,400	1,868,658
PTT Global Chemical PCL NVDR	2,632,000	1,898,027
PTT PCL NVDR	9,624,070	9,785,498
SCB X PCL NVDR	760,600	2,938,303
SECURITY	NUMBER OF SHARES	VALUE ($)
Siam Cement PCL NVDR	492,200	3,022,724
Thai Oil PCL NVDR	1,183,585	1,244,951
		32,729,596

Turkey 1.5%
Akbank TAS	1,253,273	2,077,874
BIM Birlesik Magazalar AS	112,760	1,473,569
Eregli Demir ve Celik Fabrikalari TAS	2,710,027	1,777,215
Haci Omer Sabanci Holding AS	363,378	851,355
KOC Holding AS	632,191	2,785,041
Turk Hava Yollari AO	261,600	1,852,033
Turkcell Iletisim Hizmetleri AS	440,563	1,010,029
Turkiye Is Bankasi AS, Class C	3,944,169	1,435,839
Turkiye Petrol Rafinerileri AS	572,241	2,377,451
Yapi ve Kredi Bankasi AS *	1,831,608	1,514,780
		17,155,186

United Arab Emirates 0.8%
Dubai Electricity & Water Authority PJSC	755,227	568,647
Emaar Properties PJSC	677,410	2,805,358
Emirates NBD Bank PJSC	279,891	2,038,384
Emirates Telecommunications Group Co. PJSC	407,115	2,099,279
First Abu Dhabi Bank PJSC	352,297	1,723,471
		9,235,139

United States 0.3%
Yum China Holdings, Inc.	71,820	3,352,558
Total Common Stocks (Cost $769,296,742)		1,067,710,968

PREFERRED STOCKS 4.1% OF NET ASSETS

Brazil 3.8%
Banco Bradesco SA	2,065,080	5,727,370
Centrais Eletricas Brasileiras SA, B Shares	39,725	290,158
Cia Energetica de Minas Gerais	667,281	1,230,994
Cia Paranaense de Energia - Copel, B Shares	360,969	764,542
Gerdau SA	1,227,498	3,691,559
Itau Unibanco Holding SA	1,284,336	8,064,443
Metalurgica Gerdau SA	1,400,411	2,343,376
Petroleo Brasileiro SA	3,555,873	20,727,325
Raizen SA	616,420	156,319
		42,996,086

Chile 0.2%
Sociedad Quimica y Minera de Chile SA, B Shares *	52,148	1,917,864

Colombia 0.1%
Grupo Cibest SA	162,830	1,781,672
Total Preferred Stocks (Cost $37,844,686)		46,695,622

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (b)(c)	3,293,625	3,293,625
Total Short-Term Investments (Cost $3,293,625)		3,293,625
Total Investments in Securities (Cost $810,435,053)		1,117,700,215

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/19/25	222	13,745,130	(106,140)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,841,899.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$421,216,901	$—	$421,216,901
Brazil	74,646,124	—	—	74,646,124
Chile	5,909,999	—	—	5,909,999
China	29,256,998	372,297,870	—	401,554,868
Colombia	2,393,413	—	—	2,393,413
Mexico	43,277,478	—	—	43,277,478
Netherlands	3,528,587	—	—	3,528,587
Qatar	2,115,587	6,866,507	—	8,982,094
Saudi Arabia	4,939,115	18,468,539	—	23,407,654
South Africa	9,587,518	43,463,449	—	53,050,967
Turkey	1,473,569	15,681,617	—	17,155,186
United Arab Emirates	4,137,663	5,097,476	—	9,235,139
United States	3,352,558	—	—	3,352,558
Preferred Stocks[1]	46,695,622	—	—	46,695,622
Short-Term Investments[1]	3,293,625	—	—	3,293,625
Liabilities
Futures Contracts[2]	(106,140)	—	—	(106,140)
Total	$234,501,716	$883,092,359	$—	$1,117,594,075

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL25